GuideMark® Large Cap Core Fund

Schedule of Investments (Unaudited)

June 30, 2019

Number of Shares		Value
	COMMON STOCKS - 90.46%
	Aerospace & Defense - 1.28%
824	Curtiss-Wright Corp.	$104,755
5,590	HEICO Corp. - Class A (a)	577,838
3,977	HEICO Corp. (a)	532,162
1,373	Northrop Grumman Corp.	443,630
655	Teledyne Technologies, Inc. (b)	179,385
5,698	Textron, Inc. (a)	302,222
4,244	The Boeing Co.	1,544,859
799	TransDigm Group, Inc. (b)	386,556
2,958	United Technologies Corp.	385,132

		4,456,539

	Air Freight & Logistics - 0.46%
4,552	C.H. Robinson Worldwide, Inc. (a)	383,961
943	Expeditors International of Washington, Inc.	71,536
1,012	FedEx Corp.	166,160
17,009	XPO Logistics, Inc. (a)(b)	983,291

		1,604,948

	Airlines - 0.48%
3,659	Delta Air Lines, Inc.	207,648
17,140	JetBlue Airways Corp. (b)	316,919
5,419	Southwest Airlines Co.	275,177
9,950	United Continental Holdings, Inc. (b)	871,122

		1,670,866

	Auto Components - 0.07%
4,092	Gentex Corp.	100,704
1,099	Lear Corp.	153,058

		253,762

	Automobiles - 0.18%
62,037	Ford Motor Co. (a)	634,638

	Banks - 3.39%
72,265	Bank of America Corp.	2,095,685
2,128	Bank OZK	64,031
4,390	BankUnited, Inc.	148,119
1,791	BB&T Corp. (a)	87,992
4,270	CIT Group, Inc. (a)	224,346
16,082	Citigroup, Inc.	1,126,222
9,249	Citizens Financial Group, Inc.	327,045
1,565	Commerce Bancshares, Inc. (a)	93,368
5,440	F.N.B. Corp.	64,029
13,688	Fifth Third Bancorp (a)	381,895
12,764	First Horizon National Corp.	190,566
32,101	JPMorgan Chase & Co.	3,588,892
10,876	KeyCorp	193,049

7,361	Popular, Inc.	399,261
12,499	Regions Financial Corp.	186,735
2,325	SunTrust Banks, Inc.	146,126
275	SVB Financial Group (a)(b)	61,762
2,303	The PNC Financial Services Group, Inc.	316,156
5,848	U.S. Bancorp	306,435
37,211	Wells Fargo & Co.	1,760,825

		11,762,539

	Beverages - 1.34%
2,857	Brown-Forman Corp. - Class A	157,135
7,833	Brown-Forman Corp. - Class B (a)	434,183
9,203	Keurig Dr. Pepper, Inc. (a)	265,967
14,846	Molson Coors Brewing Co. (a)	831,376
6,459	Monster Beverage Corp. (b)	412,278
10,741	PepsiCo, Inc.	1,408,467
22,434	The Coca-Cola Co.	1,142,339

		4,651,745

	Biotechnology - 1.56%
6,758	Alkermes PLC (b)	152,325
5,505	Amgen, Inc.	1,014,462
2,510	Biogen, Inc. (b)	587,014
711	BioMarin Pharmaceutical, Inc. (a)(b)	60,897
6,268	Celgene Corp. (b)	579,414
2,155	Exact Sciences Corp. (a)(b)	254,376
12,305	Gilead Sciences, Inc.	831,326
4,293	Incyte Corp. (b)	364,733
1,044	Ionis Pharmaceuticals, Inc. (b)	67,098
442	Regeneron Pharmaceuticals, Inc. (a)(b)	138,346
1,772	Sarepta Therapeutics, Inc. (a)(b)	269,255
4,561	Seattle Genetics, Inc. (a)(b)	315,667
3,950	United Therapeutics Corp. (b)	308,337
2,603	Vertex Pharmaceuticals, Inc. (b)	477,338

		5,420,588

	Building Products - 0.58%
2,381	A. O. Smith Corp.	112,288
2,446	Allegion PLC (a)	270,405
2,652	Armstrong World Industries, Inc.	257,775
1,377	Fortune Brands Home & Security, Inc.	78,668
1,875	Johnson Controls International PLC	77,456
1,826	Lennox International, Inc.	502,150
6,400	Masco Corp.	251,136
7,927	Owens Corning, Inc.	461,351

		2,011,229

	Capital Markets - 2.08%
2,035	Ameriprise Financial, Inc. (a)	295,401
2,066	CME Group, Inc. (a)	401,031
4,676	Eaton Vance Corp. (a)	201,676
1,740	Evercore, Inc.	154,112
2,038	FactSet Research Systems, Inc.	584,009
2,119	Intercontinental Exchange, Inc.	182,107
11,967	Invesco Ltd.	244,845
3,197	Lazard, Ltd. - Class A	109,945

5,784	LPL Financial Holdings, Inc.	471,801
878	MarketAxess Holdings, Inc. (a)	282,207
3,625	Moody’s Corp.	707,999
11,604	Morgan Stanley	508,371
2,359	Morningstar, Inc.	341,206
4,098	MSCI, Inc.	978,561
1,875	NASDAQ OMX Group, Inc. (a)	180,319
3,980	S&P Global, Inc.	906,604
4,793	SEI Investments Co.	268,887
2,656	T. Rowe Price Group, Inc. (a)	291,390
1,450	The Charles Schwab Corp. (a)	58,275
3,152	Virtu Financial, Inc. - Class A (a)	68,650

		7,237,396

	Chemicals - 0.68%
797	Eastman Chemical Co. (a)	62,030
2,631	Ecolab, Inc.	519,465
15,922	Huntsman Corp. (a)	325,446
517	International Flavors & Fragrances, Inc. (a)	75,012
1,476	Linde PLC (a)	296,381
802	LyondellBasell Industries NV - Class A	69,076
18,975	Olin Corp. (a)	415,742
1,175	PPG Industries, Inc.	137,134
3,409	RPM International, Inc.	208,324
7,368	Valvoline, Inc.	143,897
1,406	Westlake Chemical Corp. (a)	97,661

		2,350,168

	Commercial Services & Supplies - 0.70%
52,189	ADT, Inc. (a)	319,397
1,289	Avery Dennison Corp.	149,112
1,861	Cintas Corp. (a)	441,597
1,142	Clean Harbors, Inc. (b)	81,196
4,256	Copart, Inc. (a)(b)	318,093
2,708	Republic Services, Inc.	234,621
18,448	Rollins, Inc. (a)	661,730
2,106	Waste Management, Inc.	242,969

		2,448,715

	Communications Equipment - 1.34%
1,324	Arista Networks, Inc. (a)(b)	343,737
37,164	Cisco Systems, Inc. (a)	2,033,986
19,472	CommScope Holding Co., Inc. (b)	306,295
3,326	F5 Networks, Inc. (a)(b)	484,365
6,268	Juniper Networks, Inc. (a)	166,917
2,054	Motorola Solutions, Inc.	342,463
1,164	Palo Alto Networks, Inc. (a)(b)	237,177
4,532	QUALCOMM, Inc.	344,749
3,029	Ubiquiti Networks, Inc. (a)	398,313

		4,658,002

	Construction & Engineering - 0.58%
32,520	AECOM (a)(b)	1,230,882
10,703	Arcosa, Inc. (a)	402,754
2,178	Jacobs Engineering Group, Inc.	183,801
5,555	Quanta Services, Inc. (a)	212,146

		2,029,583

	Consumer Finance - 1.28%
21,372	Ally Financial, Inc.	662,318
5,199	American Express Co. (a)	641,765
7,287	Capital One Financial Corp.	661,222
920	Credit Acceptance Corp. (a)(b)	445,124
2,265	Discover Financial Services	175,741
39,101	Navient Corp.	533,729
5,885	OneMain Holdings, Inc.	198,972
35,191	Santander Consumer USA Holdings, Inc.	843,176
8,325	Synchrony Financial (a)	288,628

		4,450,675

	Containers & Packaging - 0.40%
711	AptarGroup, Inc.	88,406
5,649	Ball Corp.	395,374
7,973	Owens-Illinois, Inc. (a)	137,694
3,375	Sonoco Products Co. (a)	220,522
15,120	WestRock Co.	551,426

		1,393,422

	Distributors - 0.13%
2,757	Genuine Parts Co. (a)	285,570
5,636	LKQ Corp. (b)	149,974

		435,544

	Diversified Consumer Services - 0.59%
2,591	Bright Horizons Family Solutions, Inc. (b)	390,904
764	Graham Holdings Co. - Class B	527,183
1,181	Grand Canyon Education, Inc. (b)	138,201
18,961	H&R Block, Inc. (a)	555,557
2,770	Service Corp. International	129,580
6,208	ServiceMaster Global Holdings, Inc. (a)(b)	323,375

		2,064,800

	Diversified Financial Services - 0.15%
25,205	AXA Equitable Holdings, Inc. (a)	526,784

	Diversified Telecommunication Services - 1.14%
40,519	AT&T, Inc. (a)	1,357,792
55,822	CenturyLink, Inc. (a)	656,467
34,236	Verizon Communications, Inc.	1,955,902

		3,970,161

	Electric Utilities - 1.38%
4,199	American Electric Power Co., Inc.	369,554
1,542	Avangrid, Inc.	77,871
3,933	Duke Energy Corp. (a)	347,048
1,344	Edison International	90,599
1,427	Entergy Corp. (a)	146,881
3,816	Evergy, Inc.	229,532
4,522	Eversource Energy (a)	342,587
10,686	Exelon Corp. (a)	512,287
5,861	FirstEnergy Corp. (a)	250,909
4,075	Hawaiian Electric Industries, Inc. (a)	177,466
3,242	NextEra Energy, Inc. (a)	664,156
6,233	OGE Energy Corp. (a)	265,277

13,644	PG&E Corp. (b)	312,721
1,720	Pinnacle West Capital Corp. (a)	161,835
6,136	PPL Corp. (a)	190,277
5,375	The Southern Co.	297,130
5,733	Xcel Energy, Inc. (a)	341,056

		4,777,186

	Electrical Equipment - 0.66%
2,611	Acuity Brands, Inc.	360,083
1,788	Agilent Technologies, Inc.	133,510
1,667	Eaton Corp. PLC (a)	138,828
2,721	Emerson Electric Co. (a)	181,545
24,321	GrafTech International, Ltd.	279,692
11,294	nVent Electric PLC	279,978
8,072	Regal Beloit Corp. (a)	659,563
1,605	Rockwell Automation, Inc.	262,947

		2,296,146

	Electronic Equipment, Instruments & Components - 0.56%
2,290	CDW Corp. (a)	254,190
5,026	Cognex Corp. (a)	241,147
1,269	Coherent, Inc. (b)	173,053
2,181	Dolby Laboratories, Inc. - Class A	140,893
5,006	Keysight Technologies, Inc. (a)(b)	449,589
10,520	National Instruments Corp. (a)	441,735
1,179	Zebra Technologies Corp. - Class A (a)(b)	246,989

		1,947,596

	Energy Equipment & Services - 0.15%
7,736	RPC, Inc. (a)	55,777
72,211	Transocean, Ltd. (a)(b)	462,872

		518,649

	Entertainment - 1.54%
2,443	Activision Blizzard, Inc.	115,310
3,042	Electronic Arts, Inc. (b)	308,033
27,033	Lions Gate Entertainment Corp. - Class A (a)	331,154
29,429	Lions Gate Entertainment Corp. - Class B	341,671
1,614	Live Nation Entertainment, Inc. (a)(b)	106,927
2,608	Netflix, Inc. (a)(b)	957,971
344	The Madison Square Garden Co. - Class A (b)	96,299
15,845	The Walt Disney Co.	2,212,596
5,294	Viacom, Inc. - Class A	180,525
23,726	Viacom, Inc. - Class B	708,696

		5,359,182

	Food & Staples Retailing - 2.43%
2,274	Casey’s General Stores, Inc. (a)	354,721
5,240	Costco Wholesale Corp.	1,384,723
18,736	CVS Health Corp.	1,020,925
21,017	Kroger Co. (a)	456,279
20,063	Sprouts Farmers Market, Inc. (a)(b)	378,990
10,446	SYSCO Corp. (a)	738,741
27,786	US Foods Holding Corp. (b)	993,627
21,003	Walgreens Boots Alliance, Inc.	1,148,234
17,765	Walmart, Inc.	1,962,855

		8,439,095

	Food Products - 1.53%
19,573	Flowers Foods, Inc. (a)	455,464
5,490	Hormel Foods Corp. (a)	222,565
2,670	Ingredion, Inc. (a)	220,248
4,456	Lamb Weston Holdings, Inc. (a)	282,332
1,737	McCormick & Co, Inc. - Non Voting (a)	269,252
34,254	Pilgrim’s Pride Corp. (a)(b)	869,709
7,350	Post Holdings, Inc. (b)	764,179
2,600	The Hershey Co.	348,478
1,303	The J.M. Smucker Co. (a)	150,093
20,741	TreeHouse Foods, Inc. (a)(b)	1,122,088
7,739	Tyson Foods, Inc. - Class A (a)	624,847

		5,329,255

	Gas Utilities - 0.35%
2,436	Atmos Energy Corp.	257,144
3,262	National Fuel Gas Co. (a)	172,070
14,726	UGI Corp.	786,516

		1,215,730

	Health Care Equipment & Supplies - 2.87%
2,253	ABIOMED, Inc. (b)	586,884
3,107	Align Technology, Inc. (b)	850,386
3,151	Baxter International, Inc.	258,067
1,118	Becton Dickinson and Co. (a)	281,747
11,285	Boston Scientific Corp. (a)(b)	485,029
2,398	Cantel Medical Corp. (a)	193,375
2,822	Danaher Corp. (a)	403,320
4,330	DexCom, Inc. (a)(b)	648,807
3,351	Edwards Lifesciences Corp. (a)(b)	619,064
1,591	Hill-Rom Holdings, Inc.	166,450
2,094	Hologic, Inc. (a)(b)	100,554
658	ICU Medical, Inc. (b)	165,757
3,271	IDEXX Laboratories, Inc. (b)	900,604
1,376	Insulet Corp. (a)(b)	164,267
1,489	Intuitive Surgical, Inc. (b)	781,055
3,949	Masimo Corp. (b)	587,690
5,893	Medtronic PLC (a)	573,919
2,637	Penumbra, Inc. (b)	421,920
1,920	ResMed, Inc.	234,298
2,290	STERIS PLC (a)	340,935
3,250	Stryker Corp. (a)	668,135
858	The Cooper Cos., Inc.	289,052
1,274	Varian Medical Systems, Inc. (b)	173,430
631	West Pharmaceutical Services, Inc.	78,970

		9,973,715

	Health Care Providers & Services - 3.17%
1,953	AmerisourceBergen Corp. (a)	166,513
3,168	Anthem, Inc. (a)	894,041
13,084	Cardinal Health, Inc. (a)	616,256
10,012	Centene Corp. (b)	525,029
6,867	Cerner Corp.	503,351
1,240	Chemed Corp.	447,442
5,501	Cigna Corp.	866,682

5,436	DaVita, Inc. (b)	305,829
4,013	Encompass Health Corp. (a)	254,264
2,875	HCA Healthcare, Inc.	388,614
3,156	Henry Schein, Inc. (a)(b)	220,604
2,316	Humana, Inc.	614,435
2,258	Laboratory Corp. of America Holdings (b)	390,408
5,428	McKesson Corp. (a)	729,469
25,618	MEDNAX, Inc. (b)	646,342
1,913	Molina Healthcare, Inc. (b)	273,827
1,729	PerkinElmer, Inc. (a)	166,572
10,789	UnitedHealth Group, Inc.	2,632,624
782	Universal Health Services, Inc. - Class B (a)	101,965
965	WellCare Health Plans, Inc. (b)	275,093

		11,019,360

	Health Care Technology - 0.12%
2,583	Veeva Systems, Inc. - Class A (b)	418,730

	Hotels, Restaurants & Leisure - 1.96%
19,498	Aramark (a)	703,098
2,315	Carnival Corp.	107,763
453	Chipotle Mexican Grill, Inc. (a)(b)	331,995
2,240	Choice Hotels International, Inc. (a)	194,902
2,413	Darden Restaurants, Inc. (a)	293,735
2,935	Domino’s Pizza, Inc. (a)	816,752
1,870	Dunkin’ Brands Group, Inc.	148,964
9,721	Extended Stay America, Inc.	164,188
1,664	Hilton Worldwide Holdings, Inc.	162,639
554	Marriott International, Inc. - Class A (a)	77,721
4,078	McDonald’s Corp.	846,837
2,602	MGM Resorts International (a)	74,339
1,892	Norwegian Cruise Line Holdings, Ltd. (b)	101,468
14,856	Starbucks Corp. (a)	1,245,378
493	Vail Resorts, Inc. (a)	110,028
4,973	Wyndham Destinations, Inc. (a)	218,315
6,956	Yum China Holdings, Inc. (a)	321,367
7,999	Yum! Brands, Inc.	885,249

		6,804,738

	Household Durables - 0.61%
1,261	Garmin Ltd.	100,628
7,612	Lennar Corp. - Class A	368,878
7,934	Lennar Corp. - Class B	305,538
93	NVR, Inc. (a)(b)	313,433
14,170	PulteGroup, Inc. (a)	448,055
3,077	Tempur Sealy International, Inc. (a)(b)	225,760
10,076	Toll Brothers, Inc.	368,983

		2,131,275

	Household Products - 1.20%
3,244	Church & Dwight, Inc. (a)	237,007
2,753	Clorox Co. (a)	421,512
8,417	Colgate-Palmolive Co. (a)	603,246
3,179	Kimberly-Clark Corp.	423,697
22,577	The Procter & Gamble Co.	2,475,568

		4,161,030

	Independent Power and Renewable Electricity Producers - 0.59%
19,237	AES Corp.	322,412
18,963	NRG Energy, Inc.	665,981
46,203	Vistra Energy Corp. (a)	1,046,036

		2,034,429

	Industrial Conglomerates - 0.36%
3,123	3M Co. (a)	541,341
4,024	Honeywell International, Inc.	702,550

		1,243,891

	Insurance - 2.82%
6,424	Aflac, Inc.	352,099
1,317	American National Insurance Co.	153,391
2,751	Aon PLC	530,888
2,190	Arthur J. Gallagher & Co.	191,822
5,651	Assured Guaranty, Ltd.	237,794
6,188	Athene Holding, Ltd. - Class A (a)(b)	266,455
14,788	Berkshire Hathaway, Inc. - Class B (b)	3,152,358
12,073	Brighthouse Financial, Inc. (b)	442,958
7,024	Brown & Brown, Inc.	235,304
2,065	Erie Indemnity Co. - Class A (a)	525,088
2,858	First American Financial Corp.	153,475
6,804	Lincoln National Corp. (a)	438,518
2,026	Marsh & McLennan Cos., Inc.	202,094
11,698	MetLife, Inc. (a)	581,040
3,650	Principal Financial Group, Inc.	211,408
5,089	Prudential Financial, Inc.	513,989
2,267	Reinsurance Group of America, Inc.	353,720
1,651	The Allstate Corp.	167,890
905	The Hanover Insurance Group, Inc.	116,112
9,037	The Progressive Corp.	722,327
2,548	W.R. Berkley Corp. (a)	167,990
383	Willis Towers Watson PLC	73,360

		9,790,080

	Interactive Media & Services - 3.45%
2,490	Alphabet, Inc. - Class A (b)	2,696,172
2,512	Alphabet, Inc. - Class C (b)	2,715,246
23,895	Facebook, Inc. - Class A (b)	4,611,735
3,432	IAC InterActive Corp. (b)	746,563
9,738	Match Group, Inc. (a)	655,075
8,085	TripAdvisor, Inc. (a)(b)	374,255
5,238	Twitter, Inc. (b)	182,806

		11,981,852

	Internet & Direct Marketing Retail - 3.08%
4,289	Amazon.com, Inc. (b)	8,121,779
377	Booking Holdings, Inc. (b)	706,766
5,785	eBay, Inc.	228,507
2,144	Expedia Group, Inc. (a)	285,216
37,002	Qurate Retail, Inc. (a)(b)	458,455
6,165	Wayfair, Inc. - Class A (a)(b)	900,090

		10,700,813

	IT Services - 5.17%
8,650	Accenture PLC - Class A	1,598,260
2,893	Akamai Technologies, Inc. (a)(b)	231,845
3,797	Alliance Data Systems Corp.	532,074
2,222	Amdocs Ltd.	137,964
2,727	Automatic Data Processing, Inc. (a)	450,855
1,814	Black Knight, Inc. (b)	109,112
11,895	Booz Allen Hamilton Holding Corp. - Class A (a)	787,568
3,063	Broadridge Financial Solutions, Inc.	391,084
7,804	Cognizant Technology Solutions Corp. - Class A	494,696
44,078	Conduent, Inc. (b)	422,708
6,780	CoreLogic, Inc. (a)(b)	283,607
16,156	DXC Technology Co.	891,003
1,290	EPAM Systems, Inc. (b)	223,299
527	Euronet Worldwide, Inc. (a)(b)	88,662
3,645	Fidelity National Information Services, Inc. (a)	447,169
12,388	First Data Corp. - Class A (b)	335,343
3,326	Fiserv, Inc. (a)(b)	303,198
702	FleetCor Technologies, Inc. (a)(b)	197,157
741	Gartner, Inc. (a)(b)	119,257
5,608	Genpact, Ltd.	213,609
512	Global Payments, Inc. (a)	81,987
3,004	GoDaddy, Inc. - Class A (b)	210,731
5,916	Leidos Holdings, Inc.	472,393
8,674	MasterCard, Inc. - Class A (a)	2,294,533
4,755	Okta, Inc. (a)(b)	587,290
1,344	Paychex, Inc. (a)	110,598
6,968	PayPal Holdings, Inc. (b)	797,557
7,419	Sabre Corp. (a)	164,702
6,055	Square, Inc. - Class A (b)	439,169
5,418	The Western Union Co. (a)	107,764
5,077	T-Mobile USA, Inc. (a)(b)	376,409
4,200	Total System Services, Inc.	538,734
2,547	Twilio, Inc. - Class A (a)(b)	347,283
3,229	VeriSign, Inc. (b)	675,378
12,470	Visa, Inc. - Class A (a)	2,164,168
1,545	WEX, Inc. (b)	321,514

		17,948,680

	Leisure Products - 0.29%
2,761	Hasbro, Inc.	291,783
1,279	Polaris Industries, Inc.	116,683
3,056	Pool Corp. (a)	583,696

		992,162

	Life Sciences Tools & Services - 1.00%
1,352	Bio-Techne Corp.	281,878
8,841	Bruker Corp.	441,608
1,691	Charles River Laboratories International, Inc. (b)	239,953
1,170	Illumina, Inc. (b)	430,736
2,090	IQVIA Holdings, Inc. (b)	336,281
637	Mettler-Toledo International, Inc. (a)(b)	535,080
1,272	PRA Health Sciences, Inc. (b)	126,119
3,305	Thermo Fisher Scientific, Inc.	970,612
570	Waters Corp. (a)(b)	122,687

		3,484,954

	Machinery - 1.32%
10,234	AGCO Corp.	793,851
2,061	Allison Transmission Holdings, Inc.	95,527
23,584	Colfax Corp. (a)(b)	661,060
642	Cummins, Inc. (a)	110,000
4,671	Donaldson Co., Inc. (a)	237,567
943	Dover Corp.	94,489
4,433	Gardner Denver Holdings, Inc. (b)	153,382
8,052	Graco, Inc.	404,049
1,838	Illinois Tool Works, Inc. (a)	277,189
1,747	Ingersoll-Rand Plc	221,292
2,292	Lincoln Electric Holdings, Inc. (a)	188,677
4,568	Oshkosh Corp.	381,382
671	Parker-Hannifin Corp. (a)	114,077
920	Snap-on, Inc. (a)	152,389
10,087	Terex Corp.	316,732
1,525	The Timken Co.	78,294
4,335	The Toro Co.	290,012

		4,569,969

	Media - 0.88%
1,061	AMC Networks, Inc. - Class A (a)(b)	57,814
225	Cable One, Inc. (a)	263,473
27,048	Comcast Corp. - Class A	1,143,589
4,179	Discovery Communications, Inc. - Series A (a)(b)	128,295
4,310	Discovery Communications, Inc. - Series C (a)(b)	122,619
2,534	Fox Corp. - Class A	92,846
2,322	Fox Corp. - Class B	84,823
4,068	John Wiley & Sons, Inc. - Class A	186,558
8,139	Liberty Media Corp.-Liberty SiriusXM - Class A (b)	307,736
11,158	Liberty Media Corp.-Liberty SiriusXM - Class C (b)	423,781
31,816	Sirius XM Holdings, Inc. (a)	177,533
1,667	Tribune Media Co. - Class A (a)	77,049

		3,066,116

	Metals & Mining - 0.21%
26,274	Freeport-McMoRan, Inc. (a)	305,041
1,847	Reliance Steel & Aluminum Co.	174,763
8,602	Steel Dynamics, Inc.	259,781

		739,585

	Multiline Retail - 1.36%
4,595	Burlington Stores, Inc. (a)(b)	781,839
6,062	Dollar General Corp. (a)	819,340
3,879	Dollar Tree, Inc. (a)(b)	416,566
15,954	Kohl’s Corp. (a)	758,613
38,696	Macy’s, Inc. (a)	830,416
8,667	Nordstrom, Inc. (a)	276,131
9,722	Target Corp. (a)	842,022

		4,724,927

	Multi-Utilities - 0.67%
3,632	Alliant Energy Corp.	178,259
4,501	Ameren Corp. (a)	338,070
5,853	CenterPoint Energy, Inc.	167,571

5,534	CMS Energy Corp.	320,474
1,383	Consolidated Edison, Inc.	121,262
1,880	DTE Energy Co. (a)	240,414
5,018	MDU Resources Group, Inc.	129,464
8,195	NiSource, Inc. (a)	236,016
4,107	Public Service Enterprise Group, Inc.	241,574
4,272	WEC Energy Group, Inc. (a)	356,157

		2,329,261

	Oil, Gas & Consumable Fuels - 2.37%
2,063	Cheniere Energy, Inc. (a)(b)	141,213
11,791	Chevron Corp.	1,467,272
7,663	ConocoPhillips	467,443
2,952	EOG Resources, Inc.	275,008
24,962	Exxon Mobil Corp. (a)	1,912,838
2,038	Hess Corp. (a)	129,556
14,579	HollyFrontier Corp.	674,716
10,006	Kinder Morgan, Inc. (a)	208,925
10,548	Marathon Petroleum Corp.	589,422
2,891	Occidental Petroleum Corp. (a)	145,360
3,702	ONEOK, Inc. (a)	254,735
25,910	PBF Energy, Inc. - Class A	810,983
6,206	Phillips 66	580,509
2,169	Valero Energy Corp. (a)	185,688
20,493	Whiting Petroleum Corp. (a)(b)	382,809

		8,226,477

	Paper & Forest Products - 0.17%
13,190	Domtar Corp.	587,351

	Personal Products - 0.55%
11,972	Herbalife Nutrition, Ltd. (a)(b)	511,923
6,763	Nu Skin Enterprises, Inc. - Class A	333,551
5,768	The Estee Lauder Cos., Inc. - Class A (a)	1,056,178

		1,901,652

	Pharmaceuticals - 4.51%
12,089	Abbott Laboratories (a)	1,016,685
14,151	AbbVie, Inc.	1,029,061
5,104	Allergan PLC	854,563
11,787	Bristol-Myers Squibb Co. (a)	534,540
10,542	Eli Lilly & Co. (a)	1,167,948
566	Jazz Pharmaceuticals PLC (b)	80,689
26,281	Johnson & Johnson	3,660,418
27,512	Merck & Co., Inc. (a)	2,306,881
38,636	Mylan NV (a)(b)	735,629
5,529	Nektar Therapeutics (a)(b)	196,722
16,309	Perrigo Co. PLC (a)	776,634
58,837	Pfizer, Inc.	2,548,819
6,618	Zoetis, Inc.	751,077

		15,659,666

	Professional Services - 0.56%
796	CoStar Group, Inc. (a)(b)	441,032
2,111	IHS Markit, Ltd. (a)(b)	134,513
4,112	ManpowerGroup, Inc. (a)	397,219
9,634	Robert Half International, Inc. (a)	549,234
2,976	Verisk Analytics, Inc.	435,865

		1,957,863

	Real Estate Management & Development - 0.44%
5,840	CBRE Group, Inc. - Class A (b)	299,592
3,616	Jones Lang LaSalle, Inc. (a)	508,735
97,641	Realogy Holdings Corp. (a)	706,921

		1,515,248

	Road & Rail - 0.58%
4,694	CSX Corp. (a)	363,175
4,025	Genesee & Wyoming, Inc. - Class A (b)	402,500
3,262	Landstar System, Inc. (a)	352,263
1,344	Norfolk Southern Corp.	267,899
3,725	Union Pacific Corp.	629,935

		2,015,772

	Semiconductors & Semiconductor Equipment - 3.37%
31,520	Advanced Micro Devices, Inc. (a)(b)	957,262
770	Analog Devices, Inc.	86,910
16,140	Applied Materials, Inc. (a)	724,847
3,511	Broadcom, Inc.	1,010,677
4,293	Cypress Semiconductor Corp. (a)	95,476
49,775	Intel Corp. (a)	2,382,729
3,083	KLA-Tencor Corp.	364,411
3,615	Lam Research Corp. (a)	679,042
3,281	Maxim Integrated Products, Inc.	196,269
27,531	Micron Technology, Inc. (a)(b)	1,062,421
1,703	MKS Instruments, Inc.	132,647
694	Monolithic Power Systems, Inc. (a)	94,231
5,720	NVIDIA Corp.	939,396
2,985	NXP Semiconductors NV (a)	291,366
18,676	ON Semiconductor Corp. (b)	377,442
2,941	Qorvo, Inc. (a)(b)	195,900
3,927	Skyworks Solutions, Inc. (a)	303,439
5,964	Teradyne, Inc.	285,735
8,268	Texas Instruments, Inc.	948,836
5,186	Versum Materials, Inc.	267,494
2,740	Xilinx, Inc. (a)	323,101

		11,719,631

	Software - 8.37%
948	2U, Inc. (a)(b)	35,683
5,386	Adobe Systems, Inc. (b)	1,586,985
1,716	ANSYS, Inc. (b)	351,471
5,333	Aspen Technology, Inc. (b)	662,785
3,638	Atlassian Corp. PLC - Class A (b)	475,996
2,135	Autodesk, Inc. (a)(b)	347,791
9,329	Cadence Design System, Inc. (b)	660,586
1,802	CDK Global, Inc.	89,091
1,632	Ceridian HCM Holding, Inc. (b)	81,926
5,478	Citrix Systems, Inc. (a)	537,611
3,384	DocuSign, Inc. (a)(b)	168,219
1,733	Fair Isaac Corp. (b)	544,197
6,814	Fortinet, Inc. (a)(b)	523,520

828	Guidewire Software, Inc. (a)(b)	83,943
4,527	Intuit, Inc. (a)	1,183,041
2,523	Jack Henry & Associates, Inc.	337,880
4,583	LogMeIn, Inc.	337,675
9,498	Manhattan Associates, Inc. (a)(b)	658,496
86,369	Microsoft Corp. (a)	11,569,991
22,939	Nuance Communications, Inc. (a)(b)	366,336
5,757	Nutanix, Inc. - Class A (a)(b)	149,337
24,046	Oracle Corp. (a)	1,369,901
1,294	Paycom Software, Inc. (a)(b)	293,376
3,381	Pegasystems, Inc. (a)	240,761
1,376	Proofpoint, Inc. (b)	165,464
3,072	PTC, Inc. (b)	275,743
2,695	Red Hat, Inc. (b)	506,013
5,521	RingCentral, Inc. - Class A (b)	634,473
7,328	salesforce.com, Inc. (a)(b)	1,111,877
3,914	ServiceNow, Inc. (a)(b)	1,074,667
970	Splunk, Inc. (b)	121,978
1,931	SS&C Technologies Holdings, Inc. (a)	111,245
13,063	Symantec Corp. (a)	284,251
2,007	Synopsys, Inc. (a)(b)	258,281
4,567	Tableau Software, Inc. - Class A (a)(b)	758,213
2,006	VMware, Inc. - Class A (a)	335,423
1,774	Workday, Inc. - Class A (a)(b)	364,699
4,573	Zendesk, Inc. (b)	407,134

		29,066,059

	Specialty Retail - 4.03%
2,868	Advance Auto Parts, Inc.	442,073
18,294	AutoNation, Inc. (a)(b)	767,250
787	AutoZone, Inc. (a)(b)	865,283
7,572	Best Buy Co., Inc.	527,996
21,779	Dick’s Sporting Goods, Inc. (a)	754,207
7,130	Floor & Decor Holdings, Inc. - Class A (a)(b)	298,747
12,375	Foot Locker, Inc. (a)	518,760
8,840	L Brands, Inc. (a)	230,724
8,044	Lowe’s Cos., Inc.	811,720
1,981	O’Reilly Automotive, Inc. (b)	731,623
14,197	Penske Automotive Group, Inc. (a)	671,518
8,084	Ross Stores, Inc. (a)	801,286
532	Sherwin-Williams Co. (a)	243,810
13,889	The Gap, Inc. (a)	249,585
9,948	The Home Depot, Inc.	2,068,886
21,422	The Michaels Cos., Inc. (a)(b)	186,371
18,428	The TJX Cos., Inc.	974,473
3,545	Tiffany & Co. (a)	331,954
7,134	Tractor Supply Co. (a)	776,179
2,347	Ulta Beauty, Inc. (a)(b)	814,151
20,500	Urban Outfitters, Inc. (a)(b)	466,375
7,145	Williams Sonoma, Inc. (a)	464,425

		13,997,396

	Technology Hardware, Storage & Peripherals - 4.06%
52,136	Apple, Inc.	10,318,757
2,185	Dell Technologies, Inc. - Class C (a)(b)	110,998
12,136	HP, Inc.	252,307
7,444	International Business Machines Corp. (a)	1,026,527
5,760	NCR Corp. (b)	179,136
4,547	NetApp, Inc. (a)	280,550
8,421	Pure Storage, Inc. - Class A (b)	128,589
9,829	Teradata Corp. (a)(b)	352,370
15,194	Western Digital Corp. (a)	722,475
20,962	Xerox Corp.	742,264

		14,113,973

	Textiles, Apparel & Luxury Goods - 1.85%
8,989	Capri Holdings, Ltd. (b)	311,739
4,243	Carter’s, Inc. (a)	413,862
5,060	Columbia Sportswear Co. (a)	506,810
1,308	Kontoor Brands, Inc. (b)	36,650
6,175	lululemon athletica, Inc. (b)	1,112,797
13,655	NIKE, Inc. - Class B	1,146,337
2,117	PVH Corp. (a)	200,353
3,882	Ralph Lauren Corp.(a)	440,956
11,450	Skechers U.S.A., Inc. - Class A (a)(b)	360,561
8,814	Tapestry, Inc.	279,668
16,512	Under Armour, Inc. - Class A (b)	418,579
18,447	Under Armour, Inc. - Class C (b)	409,523
9,157	VF Corp. (a)	799,864

		6,437,699

	Thrifts & Mortgage - 0.04%
8,321	TFS Financial Corp. (a)	150,360

	Tobacco - 0.23%
2,944	Altria Group, Inc.	139,398
8,358	Philip Morris International, Inc.	656,354

		795,752

	Trading Companies & Distributors - 0.93%
16,688	Fastenal Co. (a)	543,862
6,790	HD Supply Holdings, Inc. (b)	273,501
3,891	MSC Industrial Direct Co., Inc. - Class A	288,946
750	United Rentals, Inc. (b)	99,472
12,830	Univar, Inc. (b)	282,773
2,061	W.W. Grainger, Inc. (a)	552,822
1,505	Watsco, Inc. - Class A (a)	246,113
18,862	WESCO International, Inc. (b)	955,360

		3,242,849

	Transportation Infrastructure - 0.02%
1,640	Macquarie Infrastructure Corp.	66,486

	Water Utilities - 0.08%
2,526	American Water Works Co., Inc.	293,016

	Wireless Telecommunication Services - 0.16%
7,442	Telephone & Data Systems, Inc.	226,237
7,409	United States Cellular Corp. (b)	330,960

		557,197

	Total Common Stocks (Cost $225,359,328)	314,334,957

	INVESTMENT COMPANIES - 4.07%
	Exchange Traded Funds - 4.07%
52,522	Vanguard S&P 500 ETF	14,136,296

	Total Investment Companies (Cost $12,169,924)	14,136,296

	REAL ESTATE INVESTMENT TRUSTS - 4.25%
	Real Estate Investment Trusts - 4.25%
5,500	American Campus Communities, Inc.	253,880
16,885	American Homes 4 Rent	410,474
2,896	American Tower Corp. (a)	592,087
16,350	Annaly Capital Management, Inc. (a)	149,275
5,742	Apartment Investment & Management Co. - Class A	287,789
12,125	Apple Hospitality REIT, Inc.	192,302
1,837	AvalonBay Communities, Inc. (a)	373,242
500	Boston Properties, Inc.	64,500
11,534	Brixmor Property Group, Inc. (a)	206,228
5,127	Brookfield Property REIT, Inc. - Class A	96,849
1,574	Camden Property Trust	164,310
16,294	Chimera Investment Corp. (a)	307,468
18,667	Colony Capital, Inc. (a)	93,335
1,953	Crown Castle International Corp. (a)	254,574
2,159	CubeSmart	72,197
1,321	CyrusOne, Inc.	76,248
3,506	Digital Realty Trust, Inc. (a)	412,972
7,499	Duke Realty Corp.	237,043
3,918	EPR Properties	292,244
6,704	Equity Commonwealth	218,014
2,732	Equity LifeStyle Properties, Inc.	331,501
2,810	Equity Residential (a)	213,335
1,022	Essex Property Trust, Inc.	298,352
1,557	Extra Space Storage, Inc.	165,198
995	Federal Realty Investment Trust	128,116
7,340	Gaming and Leisure Properties, Inc.	286,113
6,648	HCP, Inc. (a)	212,603
2,328	Healthcare Trust of America, Inc. - Class A	63,857
18,033	Hospitality Properties Trust (a)	450,825
13,023	Host Hotels & Resorts, Inc.	237,279
5,568	Iron Mountain, Inc. (a)	174,278
2,300	JBG SMITH Properties (a)	90,482
3,840	Kimco Realty Corp. (a)	70,963
3,253	Lamar Advertising Co. - Class A (a)	262,550
4,697	Liberty Property Trust	235,038
2,366	Life Storage, Inc.	224,959
17,106	Medical Properties Trust, Inc. (a)	298,329
9,069	MFA Financial, Inc. (a)	65,115
2,459	Mid-America Apartment Communities, Inc.	289,572
5,697	National Retail Properties, Inc. (a)	301,998
18,460	New Residential Investment Corp. (a)	284,099
9,036	Omega Healthcare Investors, Inc.	332,073
7,985	Park Hotels & Resorts, Inc.	220,067
3,878	Prologis, Inc. (a)	310,628
406	Public Storage	96,697
5,364	Realty Income Corp. (a)	369,955
1,026	Regency Centers Corp.	68,475
10,817	Retail Value, Inc.	376,432

907	SBA Communications Corp. (b)	203,930
1,894	Simon Property Group, Inc.	302,585
2,373	Spirit Realty Capital, Inc. (a)	101,232
12,637	Starwood Property Trust, Inc.	287,113
9,609	STORE Capital Corp.	318,923
2,677	Sun Communities, Inc.	343,165
8,204	Two Harbors Investment Corp. (a)	103,945
7,068	UDR, Inc.	317,283
26,079	Uniti Group, Inc. (a)	247,751
4,067	Ventas, Inc.	277,979
23,729	VEREIT, Inc. (a)	213,798
2,353	Weingarten Realty Investors	64,519
4,843	Welltower, Inc. (a)	394,850
4,465	WP Carey, Inc. (a)	362,469

	Total Real Estate Investment Trusts (Cost $13,978,632)	14,753,462

	SHORT TERM INVESTMENTS - 1.04%
	Money Market Funds - 1.04%
3,611,825	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.34% (c)	3,611,825

	Total Short Term Investments (Cost $3,611,825)	3,611,825

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 29.44%
	Investments Purchased with Proceeds from Securities Lending Collateral - 29.44%
102,281,948	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.57% (c)	102,281,948

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $102,281,948)	102,281,948

	Total Investments (Cost $357,401,657) - 129.26%	449,118,488
	Liabilities in Excess of Other Assets - (29.26)%	(101,654,811)

	TOTAL NET ASSETS - 100.00%	$347,463,677

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2019.

[779022.NOTE]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$314,334,958	$-	$-	$314,334,958
Investment Companies	14,136,296	-	-	14,136,296
Real Estate Investment Trusts	14,753,462	-	-	14,753,462
Short Term Investments	3,611,825	-	-	3,611,825
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	102,281,947

Total Investments in Securities	$346,836,541	$-	$-	$449,118,488

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$2,468,891	$5,982,277	$-	$8,451,168
Consumer Discretionary	5,046,382	6,353,979	-	11,400,361
Consumer Staples	2,701,791	5,003,286	-	7,705,077
Energy	2,163,730	3,875,702	-	6,039,432
Financials	3,789,825	12,700,727	3,590	16,494,142
Health Care	91,232	1,532,396	-	1,623,628
Industrials	622,858	3,653,537	-	4,276,395
Information Technology	350,948	11,072,858	-	11,423,806
Materials	1,303,928	3,669,093	-	4,973,021
Real Estate	-	1,214,104	-	1,214,104
Utilities	633,697	626,122	-	1,259,819

Total Common Stocks	19,173,282	55,684,081	3,590	74,860,953
Investment Companies	3,935,900	-	-	3,935,900
Preferred Stocks
Consumer Staples	90,820	386,978	-	477,798
Energy	569,679	-	-	569,679
Financials	1,534,545	-	-	1,534,545
Information Technology	-	484,962	-	484,962
Materials	-	-	-	-

[779022.NOTE]2

Utilities	223,543	-	-	223,543

Total Preferred Stocks	2,418,587	871,940	-	3,290,527
Real Estate Investment Trusts	-	117,407	-	117,407
Short Term Investments	524,580	-	-	524,580
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,952,505

Total Investments in Securities	$26,052,349	$56,673,428	$3,590	$85,681,872

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2019	$217,188.00
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Corporate Actions	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(213,598)
Transfers into/(out of) Level 3	-

Balance as of June 30, 2019	$3,590

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019.	$(213,598)

The Level 3 amounts disclosed in the table above consist one security that was fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The table below includes the quantitative information about Level 3 fair value measurements for this security.

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Range/Weighted Average Discount Unobservable Input
Common Stock	$3,590	Market Halt	Last traded price	0.38 HKD	$0

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$57,875,742	$-	$-	$57,875,742
Investment Companies	2,624,531	-	-	2,624,531
Real Estate Investment Trusts	4,833,840	-	-	4,833,840
Rights	-	-	0	0
Short Term Investments	598,899	-	-	598,899
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,918,309

Total Investments in Securities	$65,933,012	$-	0	$85,851,321

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2019	$0
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into/(out of) Level 3	-

Balance as of June 30, 2019	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019.	$-

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$723,900	$9,768,550	$-	$10,492,450
Consumer Discretionary	2,372,064	26,845,412	-	29,217,476
Consumer Staples	2,843,899	27,150,917	-	29,994,816
Energy	2,128,778	9,235,275	-	11,364,053
Financials	6,415,184	30,818,192	-	37,233,376
Health Care	1,168,452	24,900,452	-	26,068,904
Industrials	2,066,747	24,121,579	-	26,188,326
Information Technology	2,535,598	12,086,541	-	14,622,139
Materials	1,726,028	12,625,686	-	14,351,714
Real Estate	262,977	2,391,295	-	2,654,272
Telecommunication Services	54,563	-	-	54,563

Utilities	837,189	5,987,470	-	6,824,659

Total Common Stocks	23,135,379	185,931,369	-	209,066,748

[779022.NOTE]3

Investment Companies	7,929,894	-	-	7,929,894
Participatory Notes	-	132,094	-	132,094
Preferred Stocks
Health Care	-	243,230	-	243,230
Materials	-	256,016	-	256,016

Total Preferred Stocks	-	499,246	-	499,246
Real Estate Investment Trusts	334,993	3,193,616	-	3,528,609
Short Term Investments	1,554,317	-	-	1,554,317
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,593,386

Total Investments in Securities	$32,954,583	$189,756,325	$-	$224,304,294

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$13,396,721	$-	$13,396,721
Collateralized Mortgage Obligations	-	13,857,830	-	13,857,830
Corporate Obligations	-	40,686,946	-	40,686,946
Foreign Government Debt Obligations	-	529,989	-	529,989
Mortgage Backed Securities - U.S. Government Agency	-	47,630,908	-	47,630,908
Municipal Debt Obligations	-	266,984	-	266,984
U.S. Treasury Obligations	-	26,040,136	-	26,040,136

Total Fixed Income	-	142,409,514	-	142,409,514
Swaptions	-	-	-	-
Short Term Investments	12,436,405	-	-	12,436,405
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,723,863

Total Investments in Securities	$12,436,405	$142,409,514	$-	$158,569,782

Other Financial Instruments**
Futures	$100,388	$-	$-	$100,388
Swaps	-	(224,717)	-	(224,717)

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Tax-Exempt Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$24,822,819	$-	$24,822,819
Short Term Investments	96,266	-	-	96,266

Total Investments in Securities	$96,266	$24,822,819	$-	$24,919,085

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund

Schedule of Investments (Unaudited)

June 30, 2019

Number of Shares		Value
	COMMON STOCKS - 90.18%
	Argentina - 0.36%
9,310	Banco BBVA Argentina SA - ADR	$105,389
932	Globant SA (b)	94,179
5,651	YPF SA - ADR (a)	102,905

		302,473

	Brazil - 7.39%
43,485	Ambev SA	202,480
16,125	Atacadao SA	92,468
9,904	B3 SA - Brasil Bolsa Balcao	96,797
9,872	Banco BTG Pactual SA	129,855
18,352	Banco do Brasil SA	257,027
7,842	Banco Santander Brasil SA	93,636
31,060	BB Seguridade Participacoes SA	263,285
14,351	Centrais Eletricas Brasileiras SA	131,702
15,268	Cia de Saneamento Basico do Estado de Sao Paulo	187,035
21,050	Cia Siderurgica Nacional SA	90,999
26,593	Embraer SA	134,213
7,494	Energisa SA	89,773
11,494	Engie Brasil Energia SA	130,507
3,936	Equatorial Energia SA	94,681
12,966	IRB Brasil Resseguros SA	336,074
63,724	JBS SA	349,491
34,084	Lojas Renner SA	417,173
10,188	M Dias Branco SA	103,447
6,124	Magazine Luiza SA	332,917
14,561	Natura Cosmeticos SA	214,853
8,756	Notre Dame Intermedica Participacoes SA	91,232
61,624	Petroleo Brasileiro SA	479,839
6,542	Porto Seguro SA	88,591
12,703	Raia Drogasil SA	253,699
81,317	Sul America SA (e)	795,392
49,899	Vale SA	673,255

		6,130,421

	Chile - 0.46%
786,517	Banco de Chile	115,954
12,234	Cia Cervecerias Unidas SA	172,416
10,237	Latam Airlines Group SA	96,308

		384,678

	China - 23.83%
1,824	58.com, Inc. - ADR (b)	113,398
373,865	Agricultural Bank of China Ltd. - Series H	156,473
17,123	Alibaba Group Holding, Ltd. - ADR (b)	2,901,492
226,312	Angang Steel Co., Ltd. Series H	103,253
25,182	Anhui Conch Cement Co., Ltd.	157,572

46,325	ANTA Sports Products Ltd.	319,513
2,656	Autohome, Inc. - ADR (a)(b)	227,407
262,339	BAIC Motor Corp., Ltd.	164,631
3,033	Baidu, Inc. - ADR (b)	355,953
990,540	Bank of China Ltd. - Series H	417,977
246,960	Bank of Communications Co., Ltd. - Series H	187,523
4,540	Baozun, Inc. - ADR (b)	226,364
71,807	China Aoyuan Group Ltd.	100,953
569,672	China Cinda Asset Management Co., Ltd. - Series H	131,283
268,528	China CITIC Bank Corp., Ltd. - Series H	152,924
239,358	China Coal Energy Co., Ltd.	99,681
216,542	China Communications Services Corp., Ltd. - Series H	167,934
26,841	China Conch Venture Holdings Ltd.	94,835
1,214,863	China Construction Bank Corp. - Series H	1,047,217
347,000	China Everbright Bank Co., Ltd. - Series H	159,060
41,264	China Merchants Bank Co., Ltd. - Series H	204,769
230,247	China Minsheng Banking Corp., Ltd. - Series H	159,425
170,617	China National Building Material Co., Ltd.	149,251
138,078	China Oriental Group Co., Ltd.	80,821
326,629	China Petroleum & Chemical Corp. - Series H	222,506
68,587	China Resources Pharmaceutical Group, Ltd.	77,263
40,626	China Shenhua Energy Co., Ltd. - Series H	85,094
346,338	China Telecom Corp., Ltd. - Series H	174,398
338,103	Chongqing Rural Commercial Bank Co., Ltd. - Series H	183,927
227,558	CNOOC, Ltd.	388,160
125,656	CSPC Pharmaceutical Group Ltd.	202,664
124,303	Dali Foods Group Co., Ltd.	82,481
75,948	Future Land Development Holdings, Ltd.	99,985
3,950	GDS Holdings, Ltd. - ADR (a)(b)	148,401
109,360	Great Wall Motor Co., Ltd. - Series H	78,355
742,987	Industrial & Commercial Bank of China Ltd. - Series H	542,322
7,417	JD.com, Inc. - ADR (a)(b)	224,661
65,224	Jiangxi Copper Co., Ltd. Series H	86,925
490,949	Kaisa Group Holdings Ltd.	242,541
95,910	Kingdee International Software Group Co., Ltd.	103,898
218,287	Lenovo Group Ltd.	169,016
89,933	Li Ning Co., Ltd.	212,676
37,647	Longfor Properties Co., Ltd.	141,945
223,067	Maanshan Iron & Steel Co Ltd. Series H	88,705
4,705	Momo, Inc. - ADR (a)	168,439
1,064	NetEase, Inc. - ADR (a)	272,139
17,290	New China Life Insurance Co., Ltd. - Series H	84,131
2,090	New Oriental Education & Technology Group, Inc. - ADR (b)	201,852
306,000	PetroChina Co. - Series H	168,725
99,746	PICC Property & Casualty Co., Ltd. - Series H	107,626
72,611	Ping An Insurance Group Co. of China, Ltd. - Series H	873,138
157,293	Postal Savings Bank of China Co., Ltd.	93,459
16,252	Shenzhou International Group Holdings Ltd.	224,192
500,362	Shui On Land Ltd.	116,093
402,958	Sihuan Pharmaceutical Holdings Group, Ltd. (f)	90,952
94,527	Sinopec Engineering Group Co Ltd. Series H	80,115
74,395	Sinotruk Hong Kong, Ltd.	128,899

24,597	Sunac China Holdings Ltd.	120,793
8,744	Sunny Optical Technology Group Co., Ltd.	90,529
2,880	TAL Education Group - ADR (a)(b)	109,728
77,101	Tencent Holdings Ltd.	3,488,004
136,824	Tingyi Cayman Islands Holding Corp.	228,578
100,731	Uni-President China Holdings Ltd.	112,204
24,103	Vipshop Holdings Ltd. - ADR (b)	208,009
108,591	Want Want China Holdings, Ltd.	88,308
2,046	Weibo Corp. - ADR (a)(b)	89,103
55,626	Weichai Power Co., Ltd. - Series H	94,087
120,761	Yanzhou Coal Mining Co Ltd. Series H	112,924
60,469	Yihai International Holding Ltd.	313,706
7,278	Yum China Holdings, Inc.	336,244
307,827	Yuzhou Properties Co Ltd.	144,603
1,555	YY, Inc. - ADR (a)(b)	108,368
31,548	ZTE Corp. - Series H (b)	91,346

		19,781,926

	Colombia - 0.11%
7,332	Bancolombia SA	88,162

	Egypt - 0.43%
54,211	Commercial International Bank Egypt SAE	239,607
129,005	Eastern Co. SAE	119,307

		358,914

	Hong Kong - 3.37%
113,188	Alibaba Health Information Technology Ltd. (b)	108,481
409,920	Alibaba Pictures Group Ltd. (b)	88,146
73,806	China Ding Yi Feng Holdings Ltd. (c)(e)(g)	3,590
82,346	China Mengniu Dairy Co., Ltd.	319,266
79,491	China Mobile Ltd.	723,660
23,313	China Overseas Land & Investment Ltd.	86,042
153,735	China Resources Cement Holdings, Ltd.	148,839
35,419	China Resources Land Ltd.	155,942
117,065	China Unicom Hong Kong Ltd.	127,999
143,338	CITIC Ltd.	206,306
69,234	Guangdong Investment Ltd.	136,890
83,646	Kunlun Energy Co., Ltd.	73,034
176,703	Sino Biopharmaceutical Ltd.	180,780
251,499	Sun Art Retail Group Ltd.	238,341
133,292	SSY Group, Ltd.	120,494
359,872	Yuexiu Property Co., Ltd.	81,564

		2,799,374

	Hungary - 0.26%
11,572	MOL Hungarian Oil & Gas Plc	128,463
2,138	OTP Bank Plc	85,138

		213,601

	India - 8.29%
6,122	Asian Paints Ltd.	120,412
7,134	Avenue Supermarts Ltd. (b)	144,376
16,006	Axis Bank Ltd.	187,430
3,258	Britannia Industries Ltd.	129,491
20,041	Dabur India Ltd.	116,282
3,724	Divi’s Laboratories Ltd.	86,181

4,115	Dr. Reddy’s Laboratories Ltd.	152,456
19,867	GAIL India Ltd.	89,763
12,292	Havells India Ltd.	139,971
18,244	HCL Technologies Ltd.	281,440
3,002	Hero MotoCorp Ltd.	112,290
74,700	Hindalco Industries Ltd.	224,031
47,214	Hindustan Petroleum Corp Ltd.	197,566
17,644	Hindustan Unilever Ltd.	457,070
15,350	Housing Development Finance Corp. Ltd.	487,411
13,489	ICICI Bank Ltd.	85,396
4,807	ICICI Lombard General Insurance Co., Ltd.	77,466
17,172	Indiabulls Housing Finance Ltd.	151,115
42,728	Indian Oil Corp Ltd.	96,281
57,688	Infosys Ltd.	615,681
7,952	InterGlobe Aviation Ltd.	179,556
30,369	ITC Ltd.	120,425
960	Nestle India Ltd.	165,677
80,063	Oil & Natural Gas Corp. Ltd.	194,577
370	Page Industries Ltd.	110,236
23,303	Petronet LNG Ltd.	82,738
7,581	Pidilite Industries Ltd.	133,364
125,009	REC Ltd.	298,314
24,503	Reliance Industries Ltd. (b)	444,658
17,926	Tata Consultancy Services Ltd.	578,462
55,966	Tata Motors Ltd. (b)	131,404
14,432	Tech Mahindra Ltd.	147,780
5,844	Titan Co., Ltd.	113,041
55,331	Wipro Ltd.	225,242

		6,877,583

	Indonesia - 2.18%
1,331,115	Adaro Energy Tbk PT	128,322
114,026	Bank Central Asia Tbk PT	241,972
140,721	Bank Negara Indonesia Persero Tbk PT	91,680
650,761	Bank Rakyat Indonesia Persero Tbk PT	200,906
309,739	Barito Pacific Tbk PT	70,409
365,546	Charoen Pokphand Indonesia Tbk PT	122,442
441,599	Hanjaya Mandala Sampoerna Tbk PT	98,297
285,257	Indah Kiat Pulp & Paper Corp. Tbk PT	189,610
332,198	Jasa Marga Persero Tbk PT	134,528
1,215,482	Kalbe Farma Tbk PT	125,518
693,843	Perusahaan Gas Negara PT	103,642
463,270	Telekomunikasi Indonesia Persero Tbk PT	135,778
52,013	Unilever Indonesia Tbk PT	165,789

		1,808,893

	Mexico - 1.92%
123,688	Alfa SAB de CV - Series A	121,279
44,536	Alsea SAB de CV (b)	87,941
400,485	America Movil SAB de CV - Series L	291,907
353,193	Cemex SAB de CV	149,236
13,335	Fomento Economico Mexicano SAB de CV	129,016
8,525	Gruma SAB de CV - Series B	80,192

7,849	Grupo Aeroportuario del Pacifico SAB de CV - Series B	81,738
70,159	Grupo Bimbo SAB de CV - Series A	146,249
24,765	Grupo Financiero Banorte SAB de CV - Series O	143,839
133,688	Wal-Mart de Mexico SAB de CV	364,906

		1,596,303

	Peru - 0.16%
589	Credicorp Ltd.	134,828

	Philippines - 0.43%
5,802	Globe Telecom, Inc.	256,155
35,686	International Container Terminal Services, Inc.	101,970

		358,125

	Poland - 1.16%
3,183	CD Projekt SA	184,236
5,674	Dino Polska SA (b)	198,810
6,831	Grupa Lotos SA	155,025
9,413	Jastrzebska Spolka Weglowa SA	119,213
89	LPP SA	182,256
5,142	Polski Koncern Naftowy ORLEN SA	124,010

		963,550

	Qatar - 1.08%
26,080	Industries of Qatar QSC	82,367
13,796	Ooredoo QPSC	247,843
14,840	Qatar Fuel QSC	87,806
27,710	Qatar Islamic Bank SAQ	126,094
50,280	Qatar National Bank QPSC	262,865
72,650	The Commercial Bank PQSC	91,533

		898,508

	Republic of Korea - 12.67%
925	Amorepacific Corp.	132,136
1,695	AMOREPACIFIC Group	91,641
478	BGF retail Co., Ltd.	87,349
19,836	BNK Financial Group, Inc.	128,741
602	Celltrion, Inc. (b)	107,295
8,743	Cheil Worldwide, Inc.	222,617
2,258	Daelim Industrial Co Ltd.	225,176
5,104	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	144,707
1,554	DB Insurance Co., Ltd.	79,751
6,966	Fila Korea Ltd.	462,626
6,073	GS Engineering & Construction Corp.	212,538
2,793	GS Holdings Corp.	123,989
5,533	Hana Financial Group, Inc.	179,337
2,648	Hankook Tire Co., Ltd.	80,529
8,297	Hanon Systems	83,831
7,931	Hanwha Chemical Corp.	156,284
5,513	Hanwha Corp.	127,696
2,557	Hotel Shilla Co., Ltd.	215,205
1,148	Hyundai Department Store Co. Ltd.	82,332
3,038	Hyundai Marine & Fire Insurance Co., Ltd.	74,880
434	Hyundai Mobis Co., Ltd.	88,546
785	Hyundai Motor Co.	95,272
10,541	Industrial Bank of Korea	128,337

3,038	Kangwon Land, Inc.	79,589
4,354	KB Financial Group, Inc.	172,589
6,608	Kia Motors Corp.	252,088
10,058	Korean Air Lines Co., Ltd.	252,621
1,279	Kumho Petrochemical Co., Ltd.	108,007
315	LG Chemical Ltd.	96,810
1,477	LG Electronics, Inc.	101,627
279	LG Household & Health Care Ltd.	317,771
15,796	LG Uplus Corp.	198,338
23,299	Meritz Securities Co., Ltd.	108,223
449	NCSoft Corp.	185,741
1,326	OCI Co., Ltd.	107,374
681	Pearl Abyss Corp. (b)	125,408
1,183	POSCO	251,133
2,636	POSCO Chemical Co., Ltd.	122,579
8,295	Posco International Corp.	132,108
1,070	Samsung Electro-Mechanics Co., Ltd.	91,041
69,947	Samsung Electronics Co., Ltd.	2,848,266
340	Samsung Fire & Marine Insurance Co., Ltd.	78,916
15,151	Samsung Heavy Industries Co., Ltd. (b)	107,235
651	Samsung SDI Co., Ltd.	133,562
538	Samsung SDS Co., Ltd.	100,289
4,764	Shinhan Financial Group Co., Ltd.	185,291
10,033	SK Hynix, Inc.	603,479
405	SK Telecom Co., Ltd.	90,846
3,601	Woongjin Coway Co., Ltd.	240,881
7,752	Woori Financial Group Inc. (b)	94,340

		10,516,967

	Russian Federation - 4.04%
41,270	Gazprom PJSC - ADR	302,096
9,033	LUKOIL PJSC - ADR	758,953
9,927	MMC Norilsk Nickel PJSC - ADR	223,556
715	Novatek PJSC - ADR	151,604
4,003	Novolipetsk Steel PJSC	101,109
2,122	Polyus PJSC - GDR	98,388
20,711	Rosneft Oil Co PJSC - ADR (b)	136,102
37,721	Sberbank of Russia PJSC - ADR	576,377
9,904	Severstal PJSC - GDR	166,882
36,200	Surgutneftegas OJSC - ADR	148,420
5,065	Tatneft PJSC - ADR	371,518
146,235	VTB Bank PJSC - GDR	184,276
3,865	X5 Retail Group NV	132,262

		3,351,543

	Singapore - 0.21%
21,277	BOC Aviation Ltd.	178,309

	South Africa - 5.78%
13,226	Absa Group Ltd.	165,393
3,968	Anglo American Platinum, Ltd.	236,096
13,273	AngloGold Ashanti Ltd.	237,914
11,786	Aspen Pharmacare Holdings Ltd.	84,126
4,290	Bid Corp. Ltd.	93,418

1,711	Capitec Bank Holdings Ltd.	157,767
7,902	Clicks Group, Ltd.	115,172
10,717	Exxaro Resources Ltd.	131,233
32,408	FirstRand Ltd.	157,842
3,378	Kumba Iron Ore, Ltd.	119,755
11,775	Liberty Holdings Ltd.	88,331
13,842	Mr. Price Group Ltd.	194,936
19,305	MultiChoice Group Ltd. (b)	183,403
4,481	Naspers Ltd. - N Shares	1,084,627
7,114	Nedbank Group Ltd.	127,967
73,018	Netcare Ltd.	93,138
91,300	Old Mutual Ltd.	137,459
36,910	Pick n Pay Stores Ltd.	180,816
4,578	PSG Group Ltd.	77,752
15,693	RMB Holdings Ltd.	94,134
9,834	Shoprite Holdings Ltd.	109,918
17,604	Standard Bank Group Ltd.	245,924
36,360	Telkom SA SOC Ltd.	237,795
9,714	The Bidvest Group Ltd.	130,719
7,730	The Foschini Group Ltd.	99,045
20,400	Truworths International Ltd.	101,253
32,969	Woolworths Holdings Ltd.	114,240

		4,800,173

	Taiwan, Province of China - 11.84%
141,076	Acer, Inc.	87,685
29,739	Advantech Co., Ltd.	253,260
100,548	Asia Cement Corp.	154,081
69,121	Cathay Financial Holding Co., Ltd.	95,738
30,784	Chailease Holding Co., Ltd.	127,569
149,081	Chang Hwa Commercial Bank Ltd.	100,596
652,496	China Airlines Ltd.	206,633
102,023	China Life Insurance Co., Ltd.	81,657
152,454	China Steel Corp.	122,525
191,657	CTBC Financial Holding Co., Ltd.	131,786
17,062	Delta Electronics, Inc.	86,717
200,820	E.Sun Financial Holdings Co., Ltd.	168,206
11,065	Eclat Textile Co., Ltd.	141,771
313,835	Eva Airways Corp.	150,905
46,893	Feng TAY Enterprise Co., Ltd.	366,295
130,446	First Financial Holding Co., Ltd.	95,817
42,739	Foxconn Technology Co., Ltd.	86,905
103,394	Fubon Financial Holding Co., Ltd.	152,791
11,195	Giant Manufacturing Co., Ltd.	87,788
57,289	Highwealth Construction Corp.	91,250
13,913	Hiwin Technologies Corp.	116,831
49,392	Hon Hai Precision Industry Co., Ltd.	123,229
5,936	Hotai Motor Co., Ltd.	97,278
219,344	Hua Nan Financial Holdings Co., Ltd.	147,313
1,054	Largan Precision Co., Ltd.	131,638
56,679	Lite-On Technology Corp.	83,070
12,584	MediaTek, Inc.	127,460
155,054	Mega Financial Holding Co., Ltd.	154,331

34,179	Micro-Star International Co., Ltd.	97,211
22,253	Nien Made Enterprise Co., Ltd.	167,568
13,745	Novatek Microelectronics Corp.	76,699
107,426	Pou Chen Corp.	133,229
26,608	President Chain Store Corp.	257,508
23,737	Realtek Semiconductor Corp.	174,829
596,861	Shin Kong Financial Holding Co., Ltd.	181,395
289,842	SinoPac Financial Holdings Co., Ltd.	121,840
51,000	Standard Foods Corp.	99,703
377,105	Taiwan Business Bank	165,959
301,885	Taiwan Cooperative Financial Holding Co., Ltd.	202,325
83,159	Taiwan High Speed Rail Corp.	122,420
33,743	Taiwan Mobile Co., Ltd.	133,084
361,996	Taiwan Semiconductor Manufacturing Co., Ltd.	2,768,684
73,710	The Shanghai Commercial & Savings Bank Ltd.	133,553
138,249	Uni-President Enterprises Corp.	368,251
337,279	United Microelectronics Corp.	151,965
20,967	Walsin Technology Corp.	111,400
238,584	Winbond Electronics Corp.	116,944
109,230	Wistron Corp.	85,317
10,373	Yageo Corp.	88,616
243,896	Yuanta Financial Holding Co Ltd.	146,610
48,592	Zhen Ding Technology Holding Ltd.	155,457

		9,831,692

	Thailand - 2.49%
20,684	Advanced Info Service PCL - NVDR	147,179
306,068	Bangkok Expressway & Metro PCL	113,815
176,298	Banpu Public Co., Ltd. - NVDR	86,325
316,187	BTS Group Holdings PCL	123,679
18,696	Bumrungrad Hospital PCL - NVDR	103,047
61,152	CP ALL PCL - NVDR	171,641
9,835	Electricity Generating PCL - NVDR	104,275
49,573	Energy Absolute PCL	90,161
25,742	Gulf Energy Development PCL - NVDR	103,276
422,822	Home Product Center PCL - NVDR	241,411
79,676	Muangthai Capital PCL - NVDR	146,911
25,039	PTT Exploration & Production PCL	110,552
40,514	PTT Global Chemical PCL - NVDR	84,631
160,871	PTT PCL - NVDR	256,166
40,541	Ratch Group PCL - NVDR	88,276
157,710	Thai Union Group PCL	94,145

		2,065,490

	Turkey - 1.44%
110,695	Akbank Turk AS (b)	131,009
36,907	Anadolu Efes Biracilik Ve Malt Sanayii AS	126,767
12,888	BIM Birlesik Magazalar AS	177,278
115,676	Haci Omer Sabanci Holding AS	171,442
75,364	Turk Hava Yollari AO (b)	167,480
111,671	Turkiye Garanti Bankasi AS (b)	175,355
235,956	Turkiye Is Bankasi - Series C (b)	246,074

		1,195,405

	United Arab Emirates - 0.27%
36,429	Abu Dhabi Commercial Bank PJSC	82,316
34,962	First Abu Dhabi Bank PJSC	141,719

		224,035

	Total Common Stocks (Cost $60,204,797)	74,860,953

	INVESTMENT COMPANIES - 4.74%
	China - 3.25%
25,367	iShares Core MSCI Emerging Markets ETF	1,304,878
45,112	KraneShares Bosera MSCI China A ETF (a)	1,396,668

		2,701,546

	Saudi Arabia - 1.49%
37,382	iShares MSCI Saudi Arabia ETF	1,234,354

	Total Investment Companies (Cost $3,783,833)	3,935,900

	PREFERRED STOCKS - 3.97%
	Brazil - 2.70%
53,258	Banco Bradesco SA - Preference Shares	524,681
12,086	Centrais Eletricas Brasileiras SA - Preference Shares	112,993
28,567	Cia Energetica de Minas Gerais - Preference Shares	110,550
84,068	Itau Unibanco Holding SA - Preference Shares	792,745
38,402	Itausa - Investimentos Itau SA - Preference Shares	129,209
80,159	Petroleo Brasileiro SA - Preference Shares	569,679

		2,239,857

	Chile - 0.11%
25,151	Embotelladora Andina SA	90,820

	Colombia - 0.11%
6,924	Bancolombia SA - Preference Shares	87,910

	Republic of Korea - 1.05%
1,504	Amorepacific Corp. - Preference Shares	112,497
393	LG Household & Health Care Ltd. - Preference Shares	274,480
14,623	Samsung Electronics Co., Ltd. - Preference Shares	484,963

		871,940

	Total Preferred Stocks (Cost $1,953,449)	3,290,527

	REAL ESTATE INVESTMENT TRUSTS - 0.14%
	South Africa - 0.14%
76,832	Fortress REIT Ltd. - Class A	117,407

	Total REAL ESTATE INVESTMENT TRUSTS (Cost $99,540)	117,407

	SHORT TERM INVESTMENTS - 0.63%
	Money Market Funds - 0.63%
524,580	DWS Government Money Market Series - Institutional Shares Effective Yield 2.34% (d)	524,580

	Total Short Term Investments (Cost $524,580)	524,580

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 3.56%
	Investments Purchased with Proceeds from Securities Lending Collateral - 3.56%
2,952,505	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.57% (d)	2,952,505

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $2,952,505)	2,952,505

Total Investments (Cost $69,518,704) - 103.22%	85,681,872
Liabilities in Excess of Other Assets - (3.22)%	(2,672,440)

TOTAL NET ASSETS - 100.00%	$83,009,432

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	Seven-day yield as of June 30, 2019.
(e)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $798,982 , which represents 0.96% of total net assets.
(f)	Affiliated company as defined by the Investment Company Act of 1940.
(g)	As of June 30, 2019, the Valuation Committee has fair valued this security. The value of this security was $3,590 , which represents 0.00% of total net assets.

Glossary of Terms

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt

GuideMark® Emerging Markets Fund

Schedule of Investments by Industry (Unaudited)

June 30, 2019

COMMON STOCKS
Aerospace & Defense	0.16%
Airlines	1.27%
Auto Components	0.30%
Automobiles	1.00%
Banks	12.54%
Beverages	0.76%
Biotechnology	0.13%
Capital Markets	0.74%
Chemicals	1.06%
Communications Equipment	0.11%
Construction & Engineering	0.62%
Construction Materials	1.06%
Consumer Finance	0.18%
Diversified Consumer Services	0.38%
Diversified Financial Services	1.12%
Diversified Telecommunication Services	1.40%
Electric Utilities	0.38%
Electrical Equipment	0.17%
Electronic Equipment, Instruments & Components	1.32%
Entertainment	0.81%
Food & Staples Retailing	3.05%
Food Products	3.38%

Gas Utilities	0.23%
Health Care Providers & Services	0.35%
Health Care Technology	0.13%
Hotels, Restaurants & Leisure	0.61%
Household Durables	0.81%
Household Products	0.93%
Independent Power and Renewable Electricity Producers	0.51%
Industrial Conglomerates	0.91%
Insurance	4.33%
Interactive Media & Services	1.15%
Internet & Direct Marketing Retail	8.49%
IT Services	2.66%
Leisure Products	0.11%
Life Sciences Tools & Services	0.10%
Machinery	0.83%
Media	1.80%
Metals & Mining	3.64%
Multiline Retail	1.14%
Oil, Gas & Consumable Fuels	7.28%
Paper & Forest Products	0.23%
Personal Products	0.67%
Pharmaceuticals	1.25%
Real Estate Management & Development	1.66%
Road & Rail	0.15%
Semiconductors & Semiconductor Equipment	8.27%
Software	0.46%
Specialty Retail	1.14%
Technology Hardware, Storage & Peripherals	0.93%
Textiles, Apparel & Luxury Goods	2.73%
Thrifts & Mortgage Finance	0.77%
Tobacco	0.41%
Trading Companies & Distributors	0.37%
Transportation Infrastructure	0.67%
Water Utilities	0.39%
Wireless Telecommunication Services	2.13%

TOTAL COMMON STOCKS	90.18%

INVESTMENT COMPANIES
Exchange Traded Funds	4.74%

TOTAL INVESTMENT COMPANIES	4.74%

PREFERRED STOCKS
Banks	1.85%
Beverages	0.11%
Electric Utilities	0.27%
Oil, Gas & Consumable Fuels	0.69%
Personal Products	0.47%
Semiconductors & Semiconductor Equipment	0.58%

TOTAL PREFERRED STOCKS	3.97%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.14%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.14%

SHORT TERM INVESTMENTS
Money Market Funds	0.63%

TOTAL SHORT TERM INVESTMENTS	0.63%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	3.56%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	3.56%

TOTAL INVESTMENTS	103.22%
Liabilities in Excess of Other Assets	(3.22)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

[779022.NOTE]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$314,334,958	$-	$-	$314,334,958
Investment Companies	14,136,296	-	-	14,136,296
Real Estate Investment Trusts	14,753,462	-	-	14,753,462
Short Term Investments	3,611,825	-	-	3,611,825
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	102,281,947

Total Investments in Securities	$346,836,541	$-	$-	$449,118,488

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$2,468,891	$5,982,277	$-	$8,451,168
Consumer Discretionary	5,046,382	6,353,979	-	11,400,361
Consumer Staples	2,701,791	5,003,286	-	7,705,077
Energy	2,163,730	3,875,702	-	6,039,432
Financials	3,789,825	12,700,727	3,590	16,494,142
Health Care	91,232	1,532,396	-	1,623,628
Industrials	622,858	3,653,537	-	4,276,395
Information Technology	350,948	11,072,858	-	11,423,806
Materials	1,303,928	3,669,093	-	4,973,021
Real Estate	-	1,214,104	-	1,214,104
Utilities	633,697	626,122	-	1,259,819

Total Common Stocks	19,173,282	55,684,081	3,590	74,860,953
Investment Companies	3,935,900	-	-	3,935,900
Preferred Stocks
Consumer Staples	90,820	386,978	-	477,798
Energy	569,679	-	-	569,679
Financials	1,534,545	-	-	1,534,545
Information Technology	-	484,962	-	484,962
Materials	-	-	-	-

[779022.NOTE]2

Utilities	223,543	-	-	223,543

Total Preferred Stocks	2,418,587	871,940	-	3,290,527
Real Estate Investment Trusts	-	117,407	-	117,407
Short Term Investments	524,580	-	-	524,580
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,952,505

Total Investments in Securities	$26,052,349	$56,673,428	$3,590	$85,681,872

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2019	$217,188.00
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Corporate Actions	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(213,598)
Transfers into/(out of) Level 3	-

Balance as of June 30, 2019	$3,590

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019.	$(213,598)

The Level 3 amounts disclosed in the table above consist one security that was fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The table below includes the quantitative information about Level 3 fair value measurements for this security.

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Range/Weighted Average Discount Unobservable Input
Common Stock	$3,590	Market Halt	Last traded price	0.38 HKD	$0

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$57,875,742	$-	$-	$57,875,742
Investment Companies	2,624,531	-	-	2,624,531
Real Estate Investment Trusts	4,833,840	-	-	4,833,840
Rights	-	-	0	0
Short Term Investments	598,899	-	-	598,899
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,918,309

Total Investments in Securities	$65,933,012	$-	0	$85,851,321

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2019	$0
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into/(out of) Level 3	-

Balance as of June 30, 2019	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019.	$-

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$723,900	$9,768,550	$-	$10,492,450
Consumer Discretionary	2,372,064	26,845,412	-	29,217,476
Consumer Staples	2,843,899	27,150,917	-	29,994,816
Energy	2,128,778	9,235,275	-	11,364,053
Financials	6,415,184	30,818,192	-	37,233,376
Health Care	1,168,452	24,900,452	-	26,068,904
Industrials	2,066,747	24,121,579	-	26,188,326
Information Technology	2,535,598	12,086,541	-	14,622,139
Materials	1,726,028	12,625,686	-	14,351,714
Real Estate	262,977	2,391,295	-	2,654,272
Telecommunication Services	54,563	-	-	54,563

Utilities	837,189	5,987,470	-	6,824,659

Total Common Stocks	23,135,379	185,931,369	-	209,066,748

[779022.NOTE]3

Investment Companies	7,929,894	-	-	7,929,894
Participatory Notes	-	132,094	-	132,094
Preferred Stocks
Health Care	-	243,230	-	243,230
Materials	-	256,016	-	256,016

Total Preferred Stocks	-	499,246	-	499,246
Real Estate Investment Trusts	334,993	3,193,616	-	3,528,609
Short Term Investments	1,554,317	-	-	1,554,317
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,593,386

Total Investments in Securities	$32,954,583	$189,756,325	$-	$224,304,294

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$13,396,721	$-	$13,396,721
Collateralized Mortgage Obligations	-	13,857,830	-	13,857,830
Corporate Obligations	-	40,686,946	-	40,686,946
Foreign Government Debt Obligations	-	529,989	-	529,989
Mortgage Backed Securities - U.S. Government Agency	-	47,630,908	-	47,630,908
Municipal Debt Obligations	-	266,984	-	266,984
U.S. Treasury Obligations	-	26,040,136	-	26,040,136

Total Fixed Income	-	142,409,514	-	142,409,514
Swaptions	-	-	-	-
Short Term Investments	12,436,405	-	-	12,436,405
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,723,863

Total Investments in Securities	$12,436,405	$142,409,514	$-	$158,569,782

Other Financial Instruments**
Futures	$100,388	$-	$-	$100,388
Swaps	-	(224,717)	-	(224,717)
* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Tax-Exempt Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$24,822,819	$-	$24,822,819
Short Term Investments	96,266	-	-	96,266

Total Investments in Securities	$96,266	$24,822,819	$-	$24,919,085

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Small/Mid Cap Core Fund

Schedule of Investments (Unaudited)

June 30, 2019

Number of Shares		Value
	COMMON STOCKS - 87.53%
	Aerospace & Defense - 1.15%
427	AAR Corp.	$15,709
509	Aerojet Rocketdyne Holdings, Inc. (a)(b)	22,788
204	AeroVironment, Inc. (a)(b)	11,581
938	Axon Enterprise, Inc. (a)(b)	60,229
992	BWX Technologies, Inc. (a)	51,683
289	Cubic Corp. (a)	18,635
306	Curtiss-Wright Corp.	38,902
555	Ducommun, Inc. (b)	25,014
272	HEICO Corp. (a)	36,396
583	HEICO Corp. - Class A (a)	60,265
525	Hexcel Corp. (a)	42,462
324	Huntington Ingalls Industries, Inc.	72,816
1,178	Kratos Defense & Security Solutions, Inc. (b)	26,964
411	Moog, Inc. - Class A	38,474
1,072	Spirit AeroSystems Holdings, Inc. - Class A	87,228
331	Teledyne Technologies, Inc. (b)	90,651
1,203	Vectrus, Inc. (a)(b)	48,794
1,217	Wesco Aircraft Holdings, Inc. (b)	13,509

		762,100

	Air Freight & Logistics - 0.19%
2,482	Echo Global Logistics, Inc. (b)	51,799
226	Forward Air Corp.	13,368
303	Hub Group, Inc. - Class A (b)	12,720
8,035	Radiant Logistics, Inc. (b)	49,335

		127,222

	Airlines - 0.21%
900	Alaska Air Group, Inc.	57,519
180	Copa Holdings SA - Class A	17,562
2,890	JetBlue Airways Corp. (b)	53,436
275	Spirit Airlines, Inc. (b)	13,126

		141,643

	Auto Components - 0.72%
881	Adient PLC - ADR (a)	21,382
2,352	American Axle & Manufacturing Holdings, Inc. (b)	30,011
1,536	Dana, Inc.	30,628
404	Dorman Products, Inc. (a)(b)	35,205
632	Fox Factory Holding Corp. (b)	52,146
2,772	Gentex Corp. (a)	68,219
464	Gentherm, Inc. (b)	19,409
2,143	Goodyear Tire & Rubber Co.	32,788
258	LCI Industries	23,220
340	Standard Motor Products, Inc. (a)	15,416
1,594	Stoneridge, Inc. (b)	50,291

2,486	Superior Industries International, Inc.	8,602
553	Tower International, Inc.	10,783
184	Visteon Corp. (a)(b)	10,779
484	WABCO Holdings, Inc. (b)	64,178

		473,057

	Automobiles - 0.15%
571	Harley-Davidson, Inc. (a)	20,459
914	Thor Industries, Inc. (a)	53,423
674	Winnebago Industries, Inc. (a)	26,050

		99,932

	Banks - 4.80%
831	1st Constitution Bancorp	15,349
274	1st Source Corp.	12,714
364	ACNB Corp.	14,404
1,911	Associated Banc-Corp.	40,399
443	Atlantic Union Bankshares Corp.	15,651
1,500	Banc of California, Inc.	20,955
562	BancFirst Corp.	31,281
3,049	Bancorp, Inc. (b)	27,197
758	BancorpSouth, Inc.	22,012
1,501	Bank of Commerce Holdings	16,046
455	Bank of Hawaii Corp. (a)	37,724
426	Bank of Marin Bancorp	17,475
1,046	Bank OZK	31,474
1,592	BankUnited, Inc.	53,714
1,121	BCB Bancorp, Inc.	15,526
193	BOK Financial Corp.	14,568
375	Bryn Mawr Bank Corp.	13,995
284	C&F Financial Corp.	15,509
628	Cadence BanCorp	13,062
374	Camden National Corp.	17,155
568	Cathay General Bancorp	20,397
889	CenterState Bank Corp. (a)	20,474
205	Century Bancorp, Inc. - Class A	18,020
313	Chemical Financial Corp. (a)	12,867
306	Chemung Financial Corp.	14,792
852	CIT Group, Inc. (a)	44,764
221	City Holding Co. (a)	16,854
1,074	Commerce Bancshares, Inc./MO (a)	64,075
435	Community Bank Systems, Inc.	28,640
356	Community Trust Bancorp, Inc.	15,055
713	County Bancorp, Inc.	12,185
991	Cullen Frost Bankers, Inc. (a)	92,817
971	Customers Bancorp, Inc. (a)(b)	20,391
239	Eagle Bancorp, Inc.	12,937
1,796	East West Bancorp, Inc.	83,999
953	Enterprise Financial Services Corp.	39,645
1,823	F.N.B. Corp.	21,457
1,281	Farmers National Banc Corp.	18,997
733	Fidelity Southern Corp.	22,701
437	First Bancorp (North Carolina)	15,916
2,432	First BanCorp (Puerto Rico)	26,849

1,304	First Bank	15,309
890	First Business Financial Services, Inc.	20,915
105	First Citizens BancShares, Inc. - Class A	47,278
1,060	First Commonwealth Financial Corp.	14,278
545	First Community Bancshares, Inc. (a)	18,399
1,398	First Financial Bancorp	33,860
1,556	First Financial Bankshares, Inc. (a)	47,909
723	First Guaranty Bancshares, Inc.	15,075
469	First Hawaiian, Inc.	12,133
2,608	First Horizon National Corp.	38,937
620	First Internet Bancorp	13,355
320	First Interstate BancSystem, Inc. - Class A	12,675
500	First Merchants Corp.	18,950
405	First Mid Bancshares, Inc.	14,143
1,790	Fulton Financial Corp.	29,302
504	Glacier Bancorp, Inc.	20,437
343	Great Southern Bancorp, Inc.	20,529
814	Hancock Whitney Corp.	32,609
402	Heartland Financial U.S.A., Inc.	17,982
755	Hilltop Holdings, Inc.	16,059
985	Home BancShares, Inc. (a)	18,971
926	Hope Bancorp, Inc. (a)	12,760
394	IBERIABANK Corp.	29,885
178	Independent Bank Corp., MA. (a)	13,555
861	Independent Bank Corp., MI.	18,761
247	Independent Bank Group, Inc.	13,575
879	International Bancshares Corp.	33,147
1,515	Investors Bancorp, Inc.	16,892
981	Lakeland Bancorp, Inc.	15,843
400	Lakeland Financial Corp.	18,732
334	LegacyTexas Financial Group, Inc.	13,597
1,493	Live Oak Bancshares, Inc.	25,605
451	MidWestOne Financial Group, Inc.	12,610
462	National Bank Holdings Corp. - Class A	16,771
486	NBT Bancorp, Inc.	18,230
328	Nicolet Bankshares, Inc. (b)	20,356
885	Northeast Bank	24,408
355	Northrim BanCorp, Inc.	12,659
937	OFG Bancorp	22,273
354	Ohio Valley Banc Corp.	13,654
458	Old Line Bancshares, Inc.	12,187
1,437	Old National Bancorp	23,840
1,571	Old Second Bancorp, Inc.	20,062
1,955	Pacific Mercantile Bancorp (b)	16,129
822	PacWest Bancorp (a)	31,918
183	Park National Corp.	18,188
1,302	Parke Bancorp, Inc.	31,183
577	Peoples Bancorp, Inc.	18,614
286	Pinnacle Financial Partners, Inc. (a)	16,439
1,310	Popular, Inc.	71,054
336	Preferred Bank (a)	15,876
833	Premier Financial Bancorp, Inc.	12,495

524	Prosperity Bancshares, Inc. (a)	34,610
689	RBB Bancorp	13,325
324	Republic Bancorp, Inc. - Class A	16,119
511	S&T Bancorp, Inc.	19,152
438	Sandy Spring Bancorp, Inc.	15,277
626	SB One Bancorp	13,991
838	ServisFirst Bancshares, Inc. (a)	28,710
1,465	Shore Bancshares, Inc.	23,938
363	Signature Bank	43,865
593	Simmons First National Corp. - Class A	13,793
177	South State Corp. (a)	13,040
894	Sterling Bancorp	19,024
369	Stock Yards Bancorp, Inc.	13,339
582	Summit Financial Group, Inc.	15,627
2,278	Synovus Financial Corp.	79,730
2,390	TCF Financial Corp.	49,688
496	Texas Capital Bancshares, Inc. (a)(b)	30,440
1,000	The Bank of N.T. Butterfield & Son, Ltd.	33,960
593	TowneBank	16,177
827	TriState Capital Holdings, Inc. (b)	17,648
493	Triumph Bancorp, Inc. (b)	14,322
386	Trustmark Corp.	12,835
342	UMB Financial Corp.	22,510
1,727	Umpqua Holdings Corp.	28,651
373	Union Bankshares, Inc.	13,805
477	United Bankshares, Inc. (a)	17,692
776	Unity Bancorp, Inc.	17,615
1,796	Valley National Bancorp (a)	19,361
323	Washington Trust Bancorp, Inc.	16,854
775	Webster Financial Corp. (a)	37,022
1,028	WesBanco, Inc.	39,629
901	West Bancorporation, Inc.	19,119
295	WestAmerica Bancorporation	18,175
1,071	Western Alliance Bancorp (a)(b)	47,895
852	Wintrust Financial Corp.	62,332
1,851	Zions Bancorporation (a)	85,109

		3,174,824

	Beverages - 0.32%
220	Boston Beer Co., Inc. - Class A (a)(b)	83,107
21,600	Castle Brands, Inc. (b)	10,020
6,862	Celsius Holdings, Inc. (a)(b)	30,467
142	Coca-Cola Consolidated, Inc.	42,494
262	MGP Ingredients, Inc.	17,373
405	National Beverage Corp. (a)	18,075
988	Primo Water Corp. (b)	12,153

		213,689

	Biotechnology - 2.66%
613	ACADIA Pharmaceuticals, Inc. (a)(b)	16,385
4,227	Acorda Therapeutics, Inc. (a)(b)	32,421
756	Alector, Inc. (b)	14,364
1,312	Alkermes PLC (b)	29,572
4,436	AMAG Pharmaceuticals, Inc. (b)	44,316

809	Arena Pharmaceuticals, Inc. (b)	47,432
3,527	ArQule, Inc. (b)	38,832
802	Array BioPharma, Inc. (a)(b)	37,157
1,321	Arrowhead Pharmaceuticals, Inc. (a)(b)	35,007
432	Atara Biotherapeutics, Inc. (b)	8,688
1,693	BioCryst Pharmaceuticals, Inc. (b)	6,416
311	Biohaven Pharmaceutical Holding Co., Ltd. (b)	13,619
281	BioSpecifics Technologies Corp. (b)	16,779
991	CareDx, Inc. (a)(b)	35,666
690	Celcuity, Inc. (b)	17,250
904	Cellular Biomedicine Group, Inc. (b)	14,943
575	Denali Therapeutics, Inc. (a)(b)	11,937
982	Eagle Pharmaceuticals, Inc. (b)	54,678
869	Emergent BioSolutions, Inc. (a)(b)	41,981
196	Enanta Pharmaceuticals, Inc. (b)	16,538
563	Exact Sciences Corp. (a)(b)	66,457
4,429	Exelixis, Inc. (b)	94,648
1,548	Fate Therapeutics, Inc. (b)	31,424
322	FibroGen, Inc. (a)(b)	14,548
984	Genomic Health, Inc. (b)	57,239
8,133	Geron Corp. (b)	11,468
2,007	Immunomedics, Inc. (a)(b)	27,837
444	Insmed, Inc. (b)	11,366
162	Intercept Pharmaceuticals, Inc. (b)	12,890
1,221	Invitae Corp. (b)	28,694
1,076	Ionis Pharmaceuticals, Inc. (a)(b)	69,155
218	Ligand Pharmaceuticals, Inc. - Class B (a)(b)	24,885
1,811	Minerva Neurosciences, Inc. (b)	10,196
382	Mirati Therapeutics, Inc. (b)	39,346
2,389	Myriad Genetics, Inc. (b)	66,366
2,235	Natera, Inc. (b)	61,641
425	Neurocrine Biosciences, Inc. (b)	35,883
5,021	OPKO Health, Inc. (a)(b)	12,251
4,181	PDL BioPharma, Inc. (b)	13,128
369	PTC Therapeutics, Inc. (b)	16,605
665	Puma Biotechnology, Inc. (b)	8,452
716	Ra Pharmaceuticals, Inc. (a)(b)	21,530
2,312	Recro Pharma, Inc. (b)	23,513
359	REGENXBIO, Inc. (b)	18,442
324	Repligen Corp. (a)(b)	27,848
351	Sarepta Therapeutics, Inc. (a)(b)	53,334
1,054	Seattle Genetics, Inc. (a)(b)	72,947
1,388	Solid Biosciences, Inc. (b)	7,981
260	Ultragenyx Pharmaceutical, Inc. (a)(b)	16,510
1,200	United Therapeutics Corp. (b)	93,672
1,696	Vanda Pharmaceuticals, Inc. (b)	23,897
2,390	Veracyte, Inc. (b)	68,139
3,438	Vericel Corp. (a)(b)	64,944
459	Xencor, Inc. (a)(b)	18,787

		1,760,004

	Building Products - 1.51%
1,860	A. O. Smith Corp. - Class A (a)	87,718
727	AAON, Inc.	36,481
599	Advanced Drainage Systems, Inc.	19,641
995	Allegion PLC	109,997
271	American Woodmark Corp. (b)	22,932
477	Apogee Enterprises, Inc.	20,721
1,315	Armstrong Flooring, Inc. (b)	12,953
679	Armstrong World Industries, Inc.	65,999
3,402	Builders FirstSource, Inc. (b)	57,358
780	Continental Building Products, Inc. (b)	20,725
3,854	Cornerstone Building Brands, Inc. (b)	22,469
450	CSW Industrials, Inc.	30,667
1,443	Fortune Brands Home & Security, Inc.	82,438
994	JELD-WEN Holding, Inc. (b)	21,103
393	Lennox International, Inc. (a)	108,075
353	Masonite International Corp. (b)	18,596
982	Owens Corning, Inc.	57,152
485	Patrick Industries, Inc. (b)	23,857
952	PGT Innovations, Inc. (b)	15,917
1,328	Quanex Building Products Corp. (a)	25,086
502	Simpson Manufacturing Co., Inc.	33,363
1,024	Trex Co., Inc. (a)(b)	73,421
807	Universal Forest Products, Inc.	30,714

		997,383

	Capital Markets - 2.09%
1,629	Artisan Partners Asset Management, Inc. - Class A	44,830
283	Ashford, Inc. (b)	8,997
338	Associated Capital Group, Inc.	12,641
896	B. Riley Financial, Inc.	18,691
856	Blucora, Inc. (b)	25,997
2,512	BrightSphere Investment Group PLC	28,662
733	Cohen & Steers, Inc.	37,706
826	Cowen Group, Inc. - Class A (a)(b)	14,199
106	Diamond Hill Investment Group, Inc.	15,022
1,935	Donnelley Financial Solutions, Inc. (b)	25,813
1,353	Eaton Vance Corp. (a)	58,355
643	Evercore, Inc. - Class A	56,950
539	FactSet Research Systems, Inc.	154,456
1,671	Federated Investors, Inc. - Class B (a)	54,307
1,926	GAIN Capital Holdings, Inc. (a)	7,954
1,237	GAMCO Investors, Inc. - Class A	23,713
963	Greenhill & Co., Inc.	13,087
733	Hamilton Lane, Inc.	41,825
748	Houlihan Lokey, Inc.	33,308
531	INTL. FCStone, Inc. (b)	21,022
4,148	Ladenburg Thalmann Financial Services, Inc.	14,228
1,871	Lazard, Ltd. - Class A	64,344
732	Legg Mason, Inc. (a)	28,021
1,302	LPL Financial Holdings, Inc.	106,204
389	MarketAxess Holdings, Inc. (a)	125,032
743	Moelis & Co. - Class A	25,968
478	Morningstar, Inc.	69,138
705	Oppenheimer Holdings, Inc. - Class A	19,190

206	Piper Jaffray Cos.	15,300
2,329	Pzena Investment Management, Inc. - Class A	20,006
1,551	SEI Investments Co.	87,011
1,873	Siebert Financial Corp. (a)(b)	16,857
934	Virtu Financial, Inc. - Class A (a)	20,343
241	Virtus Investment Partners, Inc.	25,883
1,922	Waddell & Reed Financial, Inc. - Class A (a)	32,040
411	Westwood Holdings Group, Inc.	14,467

		1,381,567

	Chemicals - 1.52%
507	AdvanSix, Inc. (b)	12,386
5,165	AgroFresh Solutions, Inc. (b)	7,799
831	American Vanguard Corp.	12,806
358	Ashland Global Holdings, Inc.	28,629
1,344	Axalta Coating Systems, Ltd. (b)	40,011
184	Balchem Corp.	18,395
1,971	CF Industries Holdings, Inc.	92,065
222	Chase Corp.	23,896
2,853	Element Solutions, Inc. (b)	29,500
718	Ferro Corp. (b)	11,344
1,455	FutureFuel Corp.	17,009
466	GCP Applied Technologies, Inc. (b)	10,550
431	H.B. Fuller Co.	19,998
474	Hawkins, Inc.	20,576
2,022	Huntsman Corp.	41,330
828	Ingevity Corp. (b)	87,081
152	Innospec, Inc.	13,869
4,850	Intrepid Potash, Inc. (b)	16,296
595	Kraton Corp. (b)	18,487
996	Kronos Worldwide, Inc.	15,259
304	Minerals Technologies, Inc.	16,267
81	NewMarket Corp. (a)	32,476
1,503	Olin Corp. (a)	32,931
1,665	OMNOVA Solutions, Inc. (b)	10,373
799	PolyOne Corp.	25,081
827	PQ Group Holdings, Inc. (b)	13,108
196	Quaker Chemical Corp. (a)	39,764
1,320	Rayonier Advanced Materials, Inc. (a)	8,567
1,284	RPM International, Inc.	78,465
191	Sensient Technologies Corp. (a)	14,035
279	Stepan Co.	25,643
1,124	The Chemours Co. (a)	26,976
210	The Scotts Miracle-Gro Co. - Class A (a)	20,685
752	Trinseo SA	31,840
1,890	Tronox Holdings PLC - Class A	24,154
2,076	Valvoline, Inc.	40,544
330	W.R. Grace & Co.	25,116

		1,003,311

	Commercial Services & Supplies - 1.79%
595	ABM Industries, Inc. (a)	23,800
2,731	ACCO Brands Corp.	21,493
2,505	ADT, Inc. (a)	15,331

732	Advanced Disposal Services, Inc. (b)	23,358
858	Avery Dennison Corp.	99,253
243	Barrett Business Services, Inc.	20,072
977	BrightView Holdings, Inc. (b)	18,280
1,008	Casella Waste Systems, Inc. - Class A (b)	39,947
470	Cimpress NV (b)	42,718
319	Clean Harbors, Inc. (b)	22,681
629	Comfort Systems USA, Inc.	32,073
1,061	Covanta Holding Corp.	19,002
901	Deluxe Corp.	36,635
681	Healthcare Services Group, Inc. (a)	20,648
868	Heritage-Crystal Clean, Inc. (b)	22,837
1,750	Herman Miller, Inc.	78,225
813	HNI Corp.	28,764
1,008	IAA, Inc. (b)	39,090
1,162	Interface, Inc.	17,813
1,008	KAR Auction Services, Inc. (a)	25,200
4,551	Kimball International, Inc. - Class B	79,324
814	Knoll, Inc.	18,706
2,305	LSC Communications, Inc. (a)	8,459
476	MSA Safety, Inc. (a)	50,166
253	Multi-Color Corp.	12,642
3,329	NL Industries, Inc. (b)	12,151
2,371	Pitney Bowes, Inc. (a)	10,148
1,593	Quad/Graphics, Inc. (a)	12,601
2,280	Rollins, Inc. (a)	81,784
415	SP Plus Corp. (b)	13,251
2,012	Steelcase, Inc. - Class A (a)	34,405
379	Stericycle, Inc. (a)(b)	18,097
2,235	Sykes Enterprises, Inc. (b)	61,373
897	Team, Inc. (b)	13,742
568	Tetra Tech, Inc.	44,616
370	The Brinks Co.	30,037
268	US Ecology, Inc. (a)	15,957
234	Viad Corp.	15,500

		1,180,179

	Communications Equipment - 0.97%
315	Acacia Communications, Inc. (a)(b)	14,855
862	ADTRAN, Inc.	13,145
1,298	CalAmp Corp. (b)	15,161
3,543	Calix, Inc. (b)	23,242
1,521	Casa Systems, Inc. (b)	9,780
1,950	Ciena Corp. (b)	80,203
1,147	Clearfield, Inc. (b)	15,198
1,893	CommScope Holding Co., Inc. (b)	29,777
776	Comtech Telecommunications Corp.	21,813
1,823	DASAN Zhone Solutions, Inc. (b)	23,681
2,114	Digi International, Inc. (b)	26,806
527	EchoStar Corp. - Class A (a)(b)	23,357
7,657	Extreme Networks, Inc. (a)(b)	49,541
803	Finisar Corp. (b)	18,365
3,420	Harmonic, Inc. (b)	18,981

500	InterDigital, Inc.	32,200
1,623	KVH Industries, Inc. (b)	17,642
734	Lumentum Holdings, Inc. (b)	39,203
460	NETGEAR, Inc. (b)	11,633
1,520	NetScout Systems, Inc. (a)(b)	38,593
344	Plantronics, Inc. (a)	12,742
3,650	Ribbon Communications, Inc. (b)	17,848
339	Ubiquiti Networks, Inc. (a)	44,578
201	ViaSat, Inc. (a)(b)	16,245
2,159	Viavi Solutions, Inc. (b)	28,693

		643,282

	Construction & Engineering - 0.82%
1,354	AECOM (b)	51,249
892	Aegion Corp. (b)	16,413
1,005	Ameresco, Inc. (b)	14,804
509	Arcosa, Inc. (a)	19,154
307	Dycom Industries, Inc. (a)(b)	18,073
499	EMCOR Group, Inc.	43,962
844	Fluor Corp.	28,434
2,365	Great Lakes Dredge & Dock Corp. (b)	26,109
6,284	HC2 Holdings, Inc. (b)	14,830
896	IES Holdings, Inc. (b)	16,890
1,054	Jacobs Engineering Group, Inc.	88,947
2,518	KBR, Inc. (a)	62,799
530	MasTec, Inc. (a)(b)	27,311
406	MYR Group, Inc. (b)	15,164
500	NV5 Global, Inc. (b)	40,700
765	Quanta Services, Inc. (a)	29,215
1,035	Sterling Construction Co., Inc. (b)	13,890
892	Tutor Perini Corp. (b)	12,372

		540,316

	Construction Materials - 0.06%
211	Eagle Materials, Inc.	19,560
437	US Concrete, Inc. (a)(b)	21,714

		41,274

	Consumer Finance - 0.91%
203	Credit Acceptance Corp. (a)(b)	98,218
1,925	Curo Group Holdings Corp. (b)	21,271
2,915	Elevate Credit, Inc. (b)	12,010
2,599	Enova International, Inc. (b)	59,907
1,944	EZCORP, Inc. - Class A (b)	18,410
395	FirstCash, Inc.	39,508
427	Green Dot Corp. - Class A (b)	20,880
3,776	Navient Corp.	51,542
510	Nelnet, Inc. - Class A	30,202
720	OneMain Holdings, Inc.	24,343
648	PRA Group, Inc. (b)	18,235
2,519	Regional Management Corp. (b)	66,426
3,790	Santander Consumer USA Holdings, Inc.	90,808
5,225	SLM Corp. (a)	50,787

		602,547

	Containers & Packaging - 0.69%
3,039	Amcor PLC (b)	34,918
308	AptarGroup, Inc.	38,297
1,101	Berry Plastics Group, Inc. (a)(b)	57,901
507	Crown Holdings, Inc. (a)(b)	30,978
314	Greif, Inc. - Class A	10,221
2,215	Myers Industries, Inc.	42,683
1,321	Owens-Illinois, Inc.	22,814
949	Packaging Corp. of America	90,459
1,158	Sealed Air Corp.	49,539
776	Silgan Holdings, Inc.	23,745
789	Sonoco Products Co. (a)	51,553

		453,108

	Distributors - 0.12%
1,251	Core-Mark Holding Co., Inc.	49,689
1,326	Funko, Inc. (a)(b)	32,116

		81,805

	Diversified Consumer Services - 1.66%
1,613	Adtalem Global Education, Inc. (a)(b)	72,666
1,527	American Public Education, Inc. (b)	45,169
303	Bright Horizons Family Solutions, Inc. (b)	45,714
3,491	Career Education Corp. (b)	66,573
1,028	Carriage Services, Inc.	19,542
2,460	Chegg, Inc. (a)(b)	94,931
527	frontdoor, Inc. (b)	22,951
87	Graham Holdings Co. - Class A	60,033
638	Grand Canyon Education, Inc. (b)	74,659
4,372	H&R Block, Inc. (a)	128,099
1,275	Hillenbrand, Inc.	50,452
3,657	Houghton Mifflin Harcourt Co. (b)	21,064
2,317	K12, Inc. (b)	70,460
864	Laureate Education, Inc. (b)	13,573
486	Matthews International Corp. - Class A	16,937
2,606	Regis Corp. (b)	43,260
1,182	Service Corp. International/US	55,294
1,488	ServiceMaster Global Holdings, Inc. (a)(b)	77,510
751	Sotheby’s - Class A (b)	43,656
221	Strategic Education, Inc.	39,338
2,012	Weight Watchers International, Inc. (b)	38,429

		1,100,310

	Diversified Financial Services - 0.29%
684	Cannae Holdings, Inc. (b)	19,822
707	Encore Capital Group, Inc. (a)(b)	23,946
1,507	FGL Holdings	12,659
3,006	On Deck Capital, Inc. (b)	12,475
1,195	Voya Financial, Inc.	66,083
361	World Acceptance Corp. (b)	59,244

		194,229

	Diversified Telecommunication Services - 0.28%
474	Cogent Communications Holdings, Inc.	28,137
12,053	Frontier Communications Corp. (a)(b)	21,093
658	Iridium Communications, Inc. (a)(b)	15,305
2,159	Ooma, Inc. (b)	22,626

6,705	Vonage Holdings Corp. (b)	75,968
649	Zayo Group Holdings, Inc. (b)	21,358

		184,487

	Electric Utilities - 0.70%
446	ALLETE, Inc.	37,112
280	El Paso Electric Co.	18,312
718	Hawaiian Electric Industries, Inc. (a)	31,269
497	IDACORP, Inc.	49,914
265	MGE Energy, Inc.	19,366
2,036	OGE Energy Corp.	86,652
881	Pinnacle West Capital Corp. (a)	82,893
415	PNM Resources, Inc.	21,128
648	Portland General Electric Co.	35,102
5,749	Spark Energy, Inc. - Class A	64,331
238	Unitil Corp.	14,254

		460,333

	Electrical Equipment - 1.06%
583	Acuity Brands, Inc.	80,402
510	Allied Motion Technologies, Inc.	19,329
831	Atkore International Group, Inc. (b)	21,498
417	AZZ, Inc.	19,190
462	Belden, Inc. (a)	27,521
791	Brady Corp. - Class A	39,012
358	Encore Wire Corp.	20,972
327	EnerSys	22,400
3,041	Enphase Energy, Inc. (a)(b)	55,437
524	Franklin Electric Co., Inc.	24,890
583	Generac Holdings, Inc. (a)(b)	40,466
1,955	GrafTech International, Ltd. (a)	22,483
436	Hubbell, Inc.	56,854
527	II-VI, Inc. (a)(b)	19,267
1,048	nVent Electric PLC	25,980
287	Preformed Line Products Co.	15,934
526	Regal Beloit Corp.	42,980
1,068	Sensata Technologies Holding PLC (a)(b)	52,332
1,342	Sunrun, Inc. (b)	25,176
849	Vicor Corp. (b)	26,361
362	Woodward Governor Co.	40,964

		699,448

	Electronic Equipment, Instruments & Components - 3.10%
842	Anixter International, Inc. (b)	50,276
597	Arrow Electronics, Inc. (a)(b)	42,548
1,046	Avnet, Inc. (a)	47,352
1,250	AVX Corp.	20,750
654	Bel Fuse, Inc. - Class B (a)	11,229
1,066	Benchmark Electronics, Inc.	26,778
2,020	CDW Corp.	224,220
1,526	Cognex Corp. (a)	73,217
275	Coherent, Inc. (b)	37,502
1,716	Control4 Corp. (b)	40,755
508	CTS Corp.	14,011
2,185	Daktronics, Inc.	13,481

663	Dolby Laboratories, Inc. - Class A	42,830
650	Fabrinet (b)	32,285
394	FARO Technologies, Inc. (b)	20,717
4,295	Fitbit, Inc. - Class A (b)	18,898
1,161	FLIR Systems, Inc. (a)	62,810
832	Insight Enterprises, Inc. (b)	48,422
5,229	Iteris, Inc. (b)	27,034
503	Itron, Inc. (b)	31,473
532	Jabil, Inc.	16,811
1,312	KEMET Corp.	24,679
2,204	Keysight Technologies, Inc. (a)(b)	197,941
867	Kimball Electronics, Inc. (b)	14,080
1,326	Knowles Corp. (b)	24,279
107	Littelfuse, Inc. (a)	18,929
233	Mercury Systems, Inc. (b)	16,392
95	Mesa Laboratories, Inc.	23,212
519	Methode Electronics, Inc.	14,828
295	MTS Systems Corp.	17,266
1,714	Napco Security Technologies, Inc. (b)	50,872
1,509	National Instruments Corp. (a)	63,363
501	Novanta, Inc. (b)	47,244
244	OSI Systems, Inc. (a)(b)	27,482
1,123	PAR Technology Corp. (b)	31,669
926	PC Connection, Inc. (a)	32,391
166	Rogers Corp. (b)	28,648
884	Sanmina Corp. (b)	26,768
712	ScanSource, Inc. (b)	23,183
511	SYNNEX Corp. (a)	50,282
469	Tech Data Corp. (a)(b)	49,057
2,242	Trimble, Inc. (a)(b)	101,137
1,874	TTM Technologies, Inc. (b)	19,115
192	Universal Display Corp.	36,108
1,951	Vishay Intertechnology, Inc. (a)	32,231
493	Vishay Precision Group, Inc. (b)	20,031
733	Zebra Technologies Corp. - Class A (a)(b)	153,556

		2,048,142

	Energy Equipment & Services - 0.67%
471	Apergy Corp. (b)	15,797
3,776	Basic Energy Services, Inc. (b)	7,174
755	C&J Energy Services, Inc. (b)	8,894
500	Cactus, Inc. - Class A (b)	16,560
1,787	Diamond Offshore Drilling, Inc. (a)(b)	15,851
1,190	Era Group, Inc. (b)	9,925
3,372	FTS International, Inc. (b)	18,816
2,382	Helix Energy Solutions Group, Inc. (b)	20,557
492	Helmerich & Payne, Inc. (a)	24,905
795	ION Geophysical Corp. (b)	6,400
2,238	Keane Group, Inc. (b)	15,039
939	Liberty Oilfield Services, Inc. - Class A (a)	15,193
1,790	Mammoth Energy Services, Inc. (a)	12,315
1,952	Matrix Service Co. (b)	39,547
4,783	NCS Multistage Holdings, Inc. (b)	16,980

544	Nine Energy Service, Inc. (b)	9,428
5,098	Noble Corp. PLC (b)	9,533
1,099	Oceaneering International, Inc. (b)	22,409
774	Oil States International, Inc. (b)	14,164
877	Patterson-UTI Energy, Inc.	10,094
8,517	Profire Energy, Inc. (b)	12,861
757	ProPetro Holding Corp. (b)	15,670
1,191	RigNet, Inc. (b)	12,005
1,430	RPC, Inc. (a)	10,310
330	Seacor Holdings, Inc. (a)(b)	15,678
1,121	Select Energy Services, Inc. - Class A (b)	13,015
7,588	Superior Energy Services, Inc. (b)	9,864
6,919	Transocean, Ltd. (a)(b)	44,351

		443,335

	Entertainment - 0.62%
990	AMC Entertainment Holdings, Inc. - Class A (a)	9,237
1,376	Eros International PLC (b)	1,858
5,123	Glu Mobile, Inc. (b)	36,783
459	Liberty Media Corp. - Liberty Braves - Class A (b)	12,760
459	Liberty Media Corp. - Liberty Braves - Class C (b)	12,838
1,045	Liberty Media Corp. - Liberty Formula One - Class C (b)	39,093
866	Lions Gate Entertainment Corp. - Class A (a)	10,608
1,165	Lions Gate Entertainment Corp. - Class B	13,526
1,606	Live Nation Entertainment, Inc. (b)	106,398
2,667	Rosetta Stone, Inc. (b)	61,021
93	The Madison Square Garden Co. - Class A (b)	26,034
329	The Marcus Corp.	10,844
641	World Wrestling Entertainment, Inc. - Class A (a)	46,287
3,683	Zynga, Inc. - Class A (b)	22,577

		409,864

	Food & Staples Retailing - 0.94%
1,885	BJ’s Wholesale Club Holdings, Inc. (b)	49,764
532	Casey’s General Stores, Inc. (a)	82,987
5,063	Diplomat Pharmacy, Inc. (b)	30,834
1,090	Ingles Markets, Inc. - Class A (a)	33,932
2,198	Natural Grocers by Vitamin Cottage, Inc. (b)	22,090
1,793	Performance Food Group Co. (b)	71,774
265	PriceSmart, Inc.	13,547
1,336	Rite Aid Corp. (a)(b)	10,701
2,053	SpartanNash Co.	23,958
2,203	Sprouts Farmers Market, Inc. (a)(b)	41,615
1,314	The Chefs’ Warehouse, Inc. (b)	46,082
1,129	United Natural Foods, Inc. (b)	10,127
3,185	US Foods Holding Corp. (b)	113,896
1,158	Village Super Market, Inc. - Class A	30,698
1,093	Weis Markets, Inc.	39,796

		621,801

	Food Products - 1.09%
785	B&G Foods, Inc. (a)	16,328
188	Calavo Growers, Inc.	18,187
598	Cal-Maine Foods, Inc. (a)	24,948
1,576	Darling International, Inc. (b)	31,347

14,952	Dean Foods Co. (a)	13,813
1,330	Farmer Brothers Co. (b)	21,772
2,828	Flowers Foods, Inc. (a)	65,807
849	Fresh Del Monte Produce, Inc.	22,880
1,758	Freshpet, Inc. (b)	80,007
1,124	Hostess Brands, Inc. (b)	16,231
647	Ingredion, Inc. (a)	53,371
160	J&J Snack Foods Corp.	25,752
272	John B. Sanfilippo & Son, Inc.	21,676
1,314	Lamb Weston Holdings, Inc. (a)	83,255
242	Lancaster Colony Corp. (a)	35,961
814	Pilgrim’s Pride Corp. (b)	20,667
711	Post Holdings, Inc. (b)	73,923
675	Seneca Foods Corp. - Class A (b)	18,785
723	Simply Good Foods Co. (b)	17,410
349	Tootsie Roll Industries, Inc. (a)	12,889
781	TreeHouse Foods, Inc. (b)	42,252

		717,261

	Gas Utilities - 0.53%
660	Atmos Energy Corp.	69,670
365	National Fuel Gas Co. (a)	19,254
507	New Jersey Resources Corp.	25,233
267	Northwest Natural Holding Co.	18,557
340	ONE Gas, Inc.	30,702
529	South Jersey Industries, Inc.	17,843
295	Southwest Gas Holdings, Inc.	26,438
209	Spire, Inc. (a)	17,539
2,322	UGI Corp. (a)	124,018

		349,254

	Health Care Equipment & Supplies - 4.19%
6,304	Accuray, Inc. (b)	24,397
1,268	AngioDynamics, Inc. (b)	24,967
1,178	Anika Therapeutics, Inc. (b)	47,850
5,550	Antares Pharma, Inc. (b)	18,260
1,085	AtriCure, Inc. (b)	32,376
59	Atrion Corp.	50,312
445	Avanos Medical, Inc. (b)	19,406
1,754	AxoGen, Inc. (b)	34,729
455	Cantel Medical Corp. (a)	36,691
1,253	Cardiovascular Systems, Inc. (b)	53,791
2,558	Cerus Corp. (b)	14,376
304	CONMED Corp. (a)	26,013
636	CryoLife, Inc. (b)	19,036
1,251	CryoPort, Inc. (a)(b)	22,918
1,762	Cutera, Inc. (b)	36,614
2,411	CytoSorbents Corp. (b)	15,937
1,099	DexCom, Inc. (b)	164,674
1,467	FONAR Corp. (b)	31,555
858	Glaukos Corp. (a)(b)	64,693
2,053	Globus Medical, Inc. - Class A (b)	86,842
776	Haemonetics Corp. (b)	93,384
631	Heska Corp. (b)	53,742

911	Hill-Rom Holdings, Inc.	95,309
177	ICU Medical, Inc. (b)	44,588
510	Inogen, Inc. (a)(b)	34,048
691	Insulet Corp. (b)	82,492
750	Integer Holdings Corp. (a)(b)	62,940
593	Integra LifeSciences Holdings Corp. (b)	33,119
705	IntriCon Corp. (a)(b)	16,469
901	iRadimed Corp. (a)(b)	18,425
580	iRhythm Technologies, Inc. (a)(b)	45,866
1,876	Lantheus Holdings, Inc. (b)	53,091
1,427	LeMaitre Vascular, Inc.	39,927
283	LivaNova PLC (b)	20,365
631	Masimo Corp. (b)	93,905
1,510	Meridian Bioscience, Inc.	17,939
534	Merit Medical Systems, Inc. (a)(b)	31,805
1,134	Natus Medical, Inc. (b)	29,132
382	Neogen Corp. (a)(b)	23,726
1,258	Neuronetics, Inc. (b)	15,738
1,245	Novocure, Ltd. (b)	78,721
1,082	NuVasive, Inc. (b)	63,340
1,229	OraSure Technologies, Inc. (b)	11,405
883	Orthofix Medical, Inc. (b)	46,693
630	OrthoPediatrics Corp. (b)	24,570
1,134	Oxford Immunotec Global PLC (b)	15,604
474	Penumbra, Inc. (b)	75,840
564	Quidel Corp. (b)	33,456
5,450	RTI Surgical Holdings, Inc. (b)	23,163
1,792	SeaSpine Holdings Corp. (b)	23,744
2,583	STAAR Surgical Co. (a)(b)	75,889
576	STERIS PLC (a)	85,755
516	SurModics, Inc. (b)	22,276
1,630	Tactile Systems Technology, Inc. (a)(b)	92,780
1,260	Tandem Diabetes Care, Inc. (b)	81,295
484	The Cooper Cos., Inc.	163,055
5,504	TransEnterix, Inc. (a)(b)	7,485
834	Varex Imaging Corp. (b)	25,562
579	West Pharmaceutical Services, Inc.	72,462
563	Wright Medical Group NV (b)	16,789

		2,771,331

	Health Care Providers & Services - 2.87%
6,727	AAC Holdings, Inc. (b)	5,785
879	Acadia Healthcare Co., Inc. (a)(b)	30,721
555	Addus HomeCare Corp. (b)	41,597
925	Amedisys, Inc. (b)	112,304
3,199	American Renal Associates Holdings, Inc. (b)	23,801
1,206	AMN Healthcare Services, Inc. (a)(b)	65,426
717	Apollo Medical Holdings, Inc. (b)	11,981
8,380	BioScrip, Inc. (b)	21,788
1,015	BioTelemetry, Inc. (b)	48,872
2,567	Brookdale Senior Living, Inc. (b)	18,508
5,603	Capital Senior Living Corp. (b)	28,183
234	Chemed Corp.	84,437

359	CorVel Corp. (b)	31,237
6,262	Cross Country Healthcare, Inc. (b)	58,738
1,150	Encompass Health Corp. (a)	72,864
10,227	Genesis Healthcare, Inc. (b)	12,682
291	Guardant Health, Inc. (b)	25,122
592	HealthEquity, Inc. (b)	38,717
534	HMS Holdings Corp. (b)	17,296
437	LHC Group, Inc. (b)	52,256
514	Magellan Health Services, Inc. (b)	38,154
1,459	MEDNAX, Inc. (b)	36,811
1,059	Molina Healthcare, Inc. (b)	151,585
334	National HealthCare Corp. (a)	27,104
1,763	National Research Corp. - Class A	101,531
8,272	Owens & Minor, Inc.	26,470
2,007	Patterson Cos., Inc. (a)	45,960
1,108	PerkinElmer, Inc. (a)	106,745
500	PetIQ, Inc. (a)(b)	16,480
649	Premier, Inc. - Class A (a)(b)	25,382
276	Providence Service Corp. (b)	15,826
2,564	R1 RCM, Inc. (b)	32,255
5,556	RadNet, Inc. (b)	76,617
2,549	Select Medical Holdings Corp. (a)(b)	40,453
3,405	Surgery Partners, Inc. (b)	27,717
1,833	Tenet Healthcare Corp. (a)(b)	37,870
898	The Ensign Group, Inc.	51,114
1,520	Tivity Health, Inc. (a)(b)	24,989
1,845	Triple-S Management Corp. - Class B (b)	44,003
123	US Physical Therapy, Inc. (a)	15,076
528	WellCare Health Plans, Inc. (b)	150,517

		1,894,974

	Health Care Technology - 1.00%
2,875	Allscripts Healthcare Solutions, Inc. (a)(b)	33,436
4,791	Castlight Health, Inc. - Class B (b)	15,475
1,072	Computer Programs & Systems, Inc. (a)	29,791
1,016	Inovalon Holdings, Inc. (a)(b)	14,742
477	Inspire Medical Systems, Inc. (b)	28,930
776	Medidata Solutions, Inc. (a)(b)	70,236
5,284	NextGen Healthcare, Inc. (b)	105,151
482	Omnicell, Inc. (b)	41,466
1,387	Simulations Plus, Inc.	39,613
388	Tabula Rasa HealthCare, Inc. (a)(b)	19,373
453	Teladoc Health, Inc. (a)(b)	30,084
1,261	Veeva Systems, Inc. - Class A (b)	204,421
958	Vocera Communications, Inc. (b)	30,579

		663,297

	Hotels, Restaurants & Leisure - 2.44%
1,643	Aramark	59,247
5,029	BBX Capital Corp.	24,692
18	Biglari Holdings, Inc. - Class A (b)	9,549
91	Biglari Holdings, Inc. - Class B (b)	9,451
299	BJ’s Restaurants, Inc. (a)	13,138
678	Bloomin’ Brands, Inc.	12,821

1,506	Bluegreen Vacations Corp.	17,605
1,048	Boyd Gaming Corp.	28,233
1,253	Brinker International, Inc. (a)	49,306
3,866	Caesars Entertainment Corp. (a)(b)	45,696
3,135	Callaway Golf Co. (a)	53,797
504	Cheesecake Factory, Inc. (a)	22,035
990	Choice Hotels International, Inc. (a)	86,140
354	Churchill Downs, Inc.	40,735
606	Chuy’s Holdings, Inc. (b)	13,889
100	Cracker Barrel Old Country Store, Inc. (a)	17,073
378	Dave & Buster’s Entertainment, Inc. (a)	15,298
1,985	Del Taco Restaurants, Inc. (b)	25,448
1,622	Denny’s Corp. (b)	33,300
177	Dine Brands Global, Inc. (a)	16,898
559	Domino’s Pizza, Inc.	155,558
650	Dunkin’ Brands Group, Inc.	51,779
1,638	El Pollo Loco Holdings, Inc. (b)	17,461
817	Eldorado Resorts, Inc. (a)(b)	37,639
2,817	Everi Holdings, Inc. (b)	33,607
1,475	Extended Stay America, Inc.	24,913
989	Fiesta Restaurant Group, Inc. (b)	12,995
1,310	Habit Restaurants, Inc. - Class A (b)	13,742
415	International Speedway Corp. - Class A	18,629
1,482	J Alexander’s Holdings, Inc. (b)	16,643
252	Jack in the Box, Inc. (a)	20,510
929	Lindblad Expeditions Holdings, Inc. (b)	16,676
331	Marriott Vacations Worldwide Corp. (a)	31,908
405	Monarch Casino & Resort, Inc. (b)	17,310
274	Nathan’s Famous, Inc.	21,405
2,292	Noodles & Co. - Class A (b)	18,061
530	Papa John’s International, Inc. (a)	23,702
1,752	Penn National Gaming, Inc. (b)	33,743
518	Planet Fitness, Inc. - Class A (b)	37,524
4,210	Potbelly Corp. (b)	21,429
854	Red Robin Gourmet Burgers, Inc. (a)(b)	26,107
1,273	Ruth’s Hospitality Group, Inc.	28,910
601	Scientific Games Corp. - Class A (a)(b)	11,912
760	SeaWorld Entertainment, Inc. (a)(b)	23,560
289	Shake Shack, Inc. (b)	20,866
271	Six Flags Entertainment Corp.	13,463
1,586	Speedway Motorsports, Inc.	29,420
578	Texas Roadhouse, Inc. (a)	31,021
1,114	The Wendy’s Co. (a)	21,812
5,201	Town Sports International Holdings, Inc. (b)	11,286
203	Vail Resorts, Inc. (a)	45,306
542	Wingstop, Inc. (a)	51,354
754	Wyndham Destinations, Inc.	33,101
854	Wyndham Hotels & Resorts Inc.	47,602

		1,615,305

	Household Durables - 1.61%
1,514	Bassett Furniture Industries, Inc.	23,088
1,217	Beazer Homes USA, Inc. (b)	11,695
114	Cavco Industries, Inc. (a)(b)	17,960
1,438	Ethan Allen Interiors, Inc.	30,284
3,118	GoPro, Inc. - Class A (b)	17,024
2,156	Green Brick Partners, Inc. (b)	17,916
1,050	Hamilton Beach Brands Holding Co. - Class A	20,002
322	Helen of Troy, Ltd. (a)(b)	42,050
676	Hooker Furniture Corp.	13,939
412	Installed Building Products, Inc. (b)	24,399
545	iRobot Corp. (a)(b)	49,944
1,716	KB Home	44,153
1,163	La-Z-Boy, Inc. (a)	35,658
1,092	Legacy Housing Corp. (b)	13,595
444	Leggett & Platt, Inc. (a)	17,036
1,539	Lifetime Brands, Inc.	14,559
794	Lovesac Co. (b)	24,670
452	Meritage Homes Corp. (b)	23,206
145	National Presto Industries, Inc. (a)	13,527
40	NVR, Inc. (a)(b)	134,810
2,241	PulteGroup, Inc. (a)	70,860
872	Roku, Inc. (a)(b)	78,986
1,203	Skyline Champion Corp. (b)	32,938
1,837	Sonos, Inc. (b)	20,832
1,093	Taylor Morrison Home Corp. - Class A (b)	22,909
527	Tempur Sealy International, Inc. (a)(b)	38,666
1,323	Toll Brothers, Inc.	48,448
329	TopBuild Corp. (a)(b)	27,228
1,636	TRI Pointe Group, Inc. (a)(b)	19,583
1,157	Tupperware Brands Corp.	22,018
3,507	Turtle Beach Corp. (a)(b)	40,541
400	Universal Electronics, Inc. (b)	16,408
842	William Lyon Homes (b)	15,350
2,710	ZAGG, Inc. (a)(b)	18,862

		1,063,144

	Household Products - 0.19%
537	Central Garden & Pet Co. (b)	14,472
653	Central Garden & Pet Co. - Class A (b)	16,090
656	Oil-Dri Corp. of America	22,330
438	WD-40 Co. (a)	69,660

		122,552

	Independent Power and Renewable Electricity Producers - 0.81%
18,511	Atlantic Power Corp. (b)	44,797
3,145	Clearway Energy, Inc. - Class A	50,886
3,175	Clearway Energy, Inc. - Class C (a)	53,530
3,684	NRG Energy, Inc.	129,382
229	Ormat Technologies, Inc.	14,516
1,367	Pattern Energy Group, Inc. (a)	31,564
3,863	TerraForm Power, Inc.	55,241
6,962	Vistra Energy Corp. (a)	157,620

		537,536

	Industrial Conglomerates - 0.19%
327	Carlisle Companies, Inc.	45,914
523	Otter Tail Corp.	27,620
467	Raven Industries, Inc.	16,756
4	Seaboard Corp.	16,547
976	Tredegar Corp.	16,221

		123,058

	Insurance - 3.27%
131	Alleghany Corp. (b)	89,225
1,562	Ambac Financial Group, Inc. (b)	26,320
1,697	American Equity Investment Life Holding Co.	46,090
951	American Financial Group, Inc.	97,449
151	American National Insurance Co.	17,587
619	AMERISAFE, Inc.	39,474
328	Argo Group International Holdings, Ltd.	24,288
731	Assurant, Inc.	77,764
1,871	Assured Guaranty, Ltd.	78,732
639	Axis Capital Holdings, Ltd.	38,116
819	Brighthouse Financial, Inc. (b)	30,049
3,370	Brown & Brown, Inc.	112,895
1,841	Crawford & Co. - Class B	17,140
306	eHealth, Inc. (b)	26,347
662	Employers Holdings, Inc.	27,983
74	Enstar Group Ltd. (b)	12,897
419	Erie Indemnity Co. - Class A (a)	106,543
239	Everest Re Group, Ltd.	59,076
222	FBL Financial Group, Inc. - Class A	14,164
777	FedNat Holding Co.	11,088
1,429	First American Financial Corp.	76,737
6,765	Genworth Financial, Inc. (b)	25,098
1,238	Hallmark Financial Services, Inc. (b)	17,617
425	HCI Group, Inc.	17,200
725	Health Insurance Innovations, Inc. - Class A (a)(b)	18,792
1,279	Heritage Insurance Holdings, Inc.	19,709
419	Horace Mann Educators Corp.	16,881
510	Independence Holding Co.	19,747
124	Investors Title Co.	20,708
470	James River Group Holdings, Ltd.	22,043
529	Kemper Corp.	45,647
1,234	MBIA, Inc. (b)	11,488
1,144	National General Holdings Corp.	26,243
85	National Western Life Group, Inc. - Class A	21,845
760	NI Holdings, Inc. (b)	13,384
4,021	Old Republic International Corp.	89,990
626	Primerica, Inc. (a)	75,089
452	ProAssurance Corp.	16,322
686	Reinsurance Group of America, Inc.	107,037
205	RenaissanceRe Holdings, Ltd. (a)	36,492
513	RLI Corp.	43,969
147	Safety Insurance Group, Inc.	13,984
612	Selective Insurance Group, Inc.	45,833
412	State Auto Financial Corp.	14,420
373	The Hanover Insurance Group, Inc.	47,856
2,196	Tiptree, Inc. - Class A	13,835
1,415	Torchmark Corp.	126,586

340	United Fire Group, Inc.	16,476
1,750	Universal Insurance Holdings, Inc.	48,825
1,786	W.R. Berkley Corp. (a)	117,751
20	White Mountains Insurance Group, Ltd. - ADR	20,429

		2,161,260

	Interactive Media & Services - 0.80%
1,338	Care.com, Inc. (b)	14,691
1,189	Cargurus, Inc. (b)	42,935
1,377	Cars.com, Inc. (a)(b)	27,154
1,307	Match Group, Inc. - Class A (a)	87,922
3,841	QuinStreet, Inc. (a)(b)	60,880
11,401	The Meet Group, Inc. (b)	39,675
3,583	Travelzoo (b)	55,322
1,392	TripAdvisor, Inc. - Class A (a)(b)	64,436
4,511	TrueCar, Inc. (b)	24,630
1,671	Yelp, Inc. - Class A (a)(b)	57,115
442	Zillow Group, Inc. - Class A (b)	20,226
701	Zillow Group, Inc. - Class C (a)(b)	32,519

		527,505

	Internet & Direct Marketing Retail - 0.92%
3,202	1-800-Flowers.com, Inc. - Class A (b)	60,454
1,341	Duluth Holdings, Inc. - Class B (b)	18,224
1,570	Etsy, Inc. (b)	96,351
9,688	Groupon, Inc. (b)	34,683
322	GrubHub, Inc. (a)(b)	25,113
1,853	Lands’ End, Inc. (a)(b)	22,644
2,946	Leaf Group, Ltd. (b)	21,830
486	Liberty Expedia Holdings, Inc. - Class A (b)	23,226
1,232	Liberty TripAdvisor Holdings, Inc. - Class A (b)	15,277
1,462	Overstock.com, Inc. (a)(b)	19,883
917	PetMed Express, Inc. (a)	14,369
1,601	Quotient Technology, Inc. (b)	17,195
12,194	Remark Holdings, Inc. (b)	10,365
673	Shutterfly, Inc. (b)	34,020
740	Shutterstock, Inc.	29,000
523	Stamps.com, Inc. (b)	23,676
974	Wayfair, Inc. - Class A (a)(b)	142,204

		608,514

	IT Services - 3.50%
1,286	Black Knight, Inc. (b)	77,353
2,269	Booz Allen Hamilton Holding Corp. - Class A	150,230
3,529	Brightcove, Inc. (b)	36,454
504	CACI International, Inc. - Class A (b)	103,113
1,506	Carbonite, Inc. (a)(b)	39,216
1,285	Cardtronics PLC - Class A (b)	35,106
340	Cass Information Systems, Inc.	16,483
4,756	Conduent, Inc. (b)	45,610
1,260	CoreLogic, Inc./United States (a)(b)	52,706
1,294	CSG Systems International, Inc.	63,186
590	EPAM Systems, Inc. (b)	102,129
438	Euronet Worldwide, Inc. (a)(b)	73,689
1,520	EVERTEC, Inc.	49,704

494	Evo Payments, Inc. - Class A (b)	15,576
3,710	Exela Technologies, Inc. (b)	8,125
538	ExlService Holdings, Inc. (b)	35,578
1,853	Genpact, Ltd.	70,581
1,224	GoDaddy, Inc. - Class A (b)	85,863
13,848	Information Services Group, Inc. (b)	43,760
1,516	Leidos Holdings, Inc.	121,053
6,579	Limelight Networks, Inc. (b)	17,763
806	LiveRamp Holdings, Inc. (a)(b)	39,075
668	ManTech International Corp. - Class A	43,988
1,785	Maximus, Inc.	129,484
2,526	NIC, Inc.	40,517
797	Okta, Inc. - Class A (a)(b)	98,437
1,853	Perficient, Inc. (b)	63,595
1,806	Perspecta, Inc.	42,278
12,389	PFSweb, Inc. (b)	50,175
2,096	Presidio, Inc.	28,652
2,565	PRGX Global, Inc. (b)	17,237
2,804	Sabre Corp. (a)	62,249
905	Science Applications International Corp.	78,337
31,388	ServiceSource International, Inc. (b)	29,819
2,154	The Hackett Group, Inc.	36,166
840	TTEC Holdings, Inc.	39,136
331	Tucows, Inc. - Class A (b)	20,198
1,037	Twilio, Inc. - Class A (a)(b)	141,395
2,605	Unisys Corp. (a)(b)	25,321
572	Virtusa Corp. (b)	25,414
296	WEX, Inc. (b)	61,598

		2,316,349

	Leisure Products - 0.88%
1,131	Acushnet Holdings Corp. (a)	29,700
1,726	American Outdoor Brands Corp. (b)	15,551
926	Brunswick Corp. (a)	42,494
1,226	Clarus Corp.	17,703
509	Johnson Outdoors, Inc. - Class A	37,956
970	Malibu Boats, Inc. - Class A (a)(b)	37,685
1,817	Marine Products Corp.	28,055
2,894	MasterCraft Boat Holdings, Inc. (b)	56,693
2,637	Mattel, Inc. (a)(b)	29,561
4,218	Nautilus, Inc. (b)	9,322
556	Polaris Industries, Inc.	50,724
860	Pool Corp.	164,260
504	Sturm, Ruger & Co., Inc.	27,458
1,588	Vista Outdoor, Inc. (b)	14,101
701	YETI Holdings, Inc. (a)(b)	20,294

		581,557

	Life Sciences Tools & Services - 1.28%
177	Bio-Rad Laboratories, Inc. - Class A (a)(b)	55,328
196	Bio-Techne Corp.	40,864
1,583	Bruker Corp.	79,071
768	Cambrex Corp. (b)	35,950
645	Charles River Laboratories International, Inc. (b)	91,526

927	Codexis, Inc. (b)	17,085
2,185	Fluidigm Corp. (b)	26,919
17,857	Harvard Bioscience, Inc. (b)	35,714
1,706	Luminex Corp.	35,212
1,497	Medpace holdings, Inc. (a)(b)	97,934
2,401	NanoString Technologies, Inc. (b)	72,870
1,351	NeoGenomics, Inc. (b)	29,641
2,379	Pacific Biosciences of California, Inc. (b)	14,393
654	PRA Health Sciences, Inc. (b)	64,844
1,855	QIAGEN NV (b)	75,220
1,444	Syneos Health, Inc. (a)(b)	73,774

		846,345

	Machinery - 3.48%
750	Actuant Corp. - Class A	18,607
696	AGCO Corp.	53,989
225	Alamo Group, Inc.	22,484
179	Albany International Corp. - Class A	14,841
1,410	Allison Transmission Holdings, Inc.	65,354
601	Altra Industrial Motion Corp.	21,564
525	Badger Meter, Inc.	31,337
583	Barnes Group, Inc.	32,846
750	Blue Bird Corp. (b)	14,768
398	Chart Industries, Inc. (b)	30,598
375	CIRCOR International, Inc. (b)	17,250
716	Colfax Corp. (a)(b)	20,069
1,234	Columbus McKinnon Corp.	51,791
1,870	Commercial Vehicle Group, Inc. (b)	14,997
501	Crane Co.	41,803
564	DMC Global, Inc. (a)	35,729
1,394	Donaldson Co., Inc. (a)	70,899
373	Douglas Dynamics, Inc.	14,842
330	EnPro Industries, Inc. (a)	21,067
347	ESCO Technologies, Inc.	28,669
753	Federal Signal Corp.	20,143
619	Flowserve Corp. (a)	32,615
1,191	Gardner Denver Holdings, Inc. (b)	41,209
1,091	Gates Industrial Corp PLC (b)	12,448
567	Global Brass & Copper Holdings, Inc.	24,795
385	Gorman Rupp Co.	12,640
1,917	Graco, Inc.	96,195
681	Graham Corp.	13,763
1,042	Harsco Corp. (b)	28,592
396	Hurco Cos., Inc.	14,082
215	Hyster-Yale Materials Handling, Inc.	11,881
788	IDEX Corp. (a)	135,646
639	ITT, Inc.	41,842
581	John Bean Technologies Corp.	70,377
241	Kadant, Inc.	21,885
667	Kennametal, Inc.	24,672
777	L.B. Foster Co. - Class A (b)	21,243
623	Lincoln Electric Holdings, Inc. (a)	51,285
855	Lydall, Inc. (b)	17,271

2,445	Manitex International, Inc. (b)	14,939
1,403	Meritor, Inc. (b)	34,023
1,357	Milacron Holdings Corp. (b)	18,727
710	Mueller Industries, Inc.	20,782
495	Nordson Corp. (a)	69,948
635	Omega Flex, Inc.	48,774
697	Oshkosh Corp.	58,193
396	Park-Ohio Holdings Corp.	12,906
1,549	Pentair PLC	57,623
376	Proto Labs, Inc. (b)	43,624
145	RBC Bearings, Inc. (a)(b)	24,187
1,015	Rexnord Corp. (a)(b)	30,673
748	Snap-on, Inc. (a)	123,899
902	SPX Corp. (b)	29,784
586	SPX FLOW, Inc. (b)	24,530
241	Tennant Co.	14,749
1,239	Terex Corp.	38,905
568	The Eastern Co.	15,915
350	The Middleby Corp. (a)(b)	47,495
564	The Timken Co.	28,956
1,132	The Toro Co.	75,731
1,320	TriMas Corp. (b)	40,880
557	Trinity Industries, Inc. (a)	11,558
118	Valmont Industries, Inc. (a)	14,964
1,564	Wabash National Corp.	25,446
450	Wabtec Corp. (a)	32,292
300	Watts Water Technologies, Inc. - Class A	27,954

		2,303,545

	Marine - 0.15%
2,458	Costamere, Inc.	12,609
446	Kirby Corp. (b)	35,234
488	Matson, Inc.	18,959
8,844	Safe Bulkers, Inc. (b)	13,797
4,624	Scorpio Bulkers, Inc.	21,270

		101,869

	Media - 1.27%
438	AMC Networks, Inc. - Class A (a)(b)	23,867
4,831	Beasley Broadcast Group, Inc.	15,556
841	Boston Omaha Corp. (b)	19,469
44	Cable One, Inc. (a)	51,524
4,264	Central European Media Enterprises, Ltd. - Class A (b)	18,591
580	Cinemark Holdings, Inc. (a)	20,938
1,291	Emerald Expositions Events, Inc.	14,395
2,829	Entercom Communications Corp. - Class A	16,408
5,312	Entravision Communications Corp. - Class A	16,573
3,012	Fluent, Inc. (b)	16,205
3,330	Gannett Co., Inc.	27,173
390	GCI Liberty, Inc. (a)(b)	23,969
1,370	Gray Television, Inc. (b)	22,454
651	John Wiley & Sons, Inc. - Class A	29,855
724	Liberty Latin America Ltd. - Class A (b)	12,475
1,329	Liberty Latin America, Ltd. - Class C (b)	22,845

321	Meredith Corp.	17,674
1,208	MSG Networks, Inc. - Class A (b)	25,054
2,701	New Media Investment Group, Inc.	25,497
529	Nexstar Media Group, Inc. - Class A (a)	53,429
644	Scholastic Corp.	21,407
893	Sinclair Broadcast Group, Inc. - Class A (a)	47,892
2,794	TechTarget, Inc. (b)	59,372
2,414	TEGNA, Inc.	36,572
847	The E.W. Scripps Co. - Class A	12,951
3,009	The Interpublic Group of Companies, Inc. (a)	67,973
1,902	The New York Times Co. - Class A	62,043
823	Tribune Media Co. - Class A (a)	38,039
762	Value Line, Inc.	20,963

		841,163

	Metals & Mining - 0.80%
6,440	AK Steel Holding Corp. (b)	15,263
1,827	Alcoa Corp. (a)(b)	42,770
1,375	Allegheny Technologies, Inc. (a)(b)	34,650
370	Carpenter Technology Corp.	17,753
2,373	Cleveland-Cliffs, Inc. (a)	25,320
240	Compass Minerals International, Inc. (a)	13,188
503	Gibraltar Industries, Inc. (b)	20,301
121	Kaiser Aluminum Corp.	11,811
540	Materion Corp.	36,617
892	Olympic Steel, Inc.	12,176
933	Reliance Steel & Aluminum Co.	88,280
306	Royal Gold, Inc. (a)	31,362
707	Schnitzer Steel Industries, Inc. - Class A	18,502
2,359	Steel Dynamics, Inc.	71,242
1,976	SunCoke Energy, Inc. (b)	17,547
1,376	United States Steel Corp. (a)	21,066
1,208	Warrior Met Coal, Inc.	31,553
483	Worthington Industries, Inc.	19,446

		528,847

	Multiline Retail - 0.69%
1,012	Big Lots, Inc.	28,953
836	Burlington Stores, Inc. (a)(b)	142,246
512	Dillard’s, Inc. - Class A (a)	31,888
17,624	J.C. Penney Co., Inc. (a)(b)	20,091
2,484	Kohl’s Corp. (a)	118,114
1,814	Nordstrom, Inc. (a)	57,794
645	Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	56,186

		455,272

	Multi-Utilities - 0.33%
1,753	Alliant Energy Corp.	86,037
634	Black Hills Corp.	49,560
1,637	MDU Resources Group, Inc.	42,235
520	NorthWestern Corp.	37,518

		215,350

	Oil, Gas & Consumable Fuels - 1.17%
476	Adams Resources & Energy, Inc.	16,317
6,277	Amyris, Inc. (b)	22,346
424	Arch Coal, Inc. - Class A (a)	39,945
809	California Resources Corp. (a)(b)	15,921
4,144	Chesapeake Energy Corp. (b)	8,081
140	Chesapeake Utilities Corp.	13,303
555	CONSOL Energy, Inc. (b)	14,769
602	CVR Energy, Inc.	30,094
717	Delek US Holdings, Inc	29,053
10,298	Denbury Resources, Inc. (a)(b)	12,769
4,203	DHT Holdings, Inc.	24,840
2,527	Dorian LPG, Ltd. (b)	22,794
6,063	Energy Fuels, Inc. (a)(b)	18,977
2,063	Evolution Petroleum Corp.	14,750
1,894	Frontline Ltd. (a)(b)	15,152
2,294	Hallador Energy Co.	12,915
1,680	HollyFrontier Corp.	77,750
1,808	Midstates Petroleum Co, Inc. (b)	10,649
593	Murphy Oil Corp. (a)	14,617
620	NACCO Industries, Inc. - Class A	32,203
6,841	Northern Oil and Gas, Inc. (b)	13,203
7,211	Overseas Shipholding Group, Inc. - Class A (b)	13,557
1,067	Par Pacific Holdings, Inc. (b)	21,895
1,520	PBF Energy, Inc. - Class A	47,576
1,236	Peabody Energy Corp.	29,788
1,403	Renewable Energy Group, Inc. (a)(b)	22,252
465	Scorpio Tankers, Inc.	13,727
2,765	Southwestern Energy Co. (b)	8,737
954	Targa Resources Corp. (a)	37,454
15,243	Teekay Tankers, Ltd. - Class A (b)	19,511
2,750	W&T Offshore, Inc. (b)	13,640
1,086	Whiting Petroleum Corp. (a)(b)	20,286
1,111	World Fuel Services Corp. (a)	39,952
2,176	WPX Energy, Inc. (b)	25,046

		773,869

	Paper & Forest Products - 0.23%
697	Boise Cascade Co.	19,593
749	Domtar Corp.	33,353
1,689	Louisiana-Pacific Corp.	44,286
912	PH Glatfelter Co.	15,395
530	Schweitzer-Mauduit International, Inc.	17,585
1,129	Verso Corp. (b)	21,507

		151,719

	Personal Products - 0.63%
582	Edgewell Personal Care Co. (b)	15,685
1,430	elf Beauty, Inc. (b)	20,163
2,012	Herbalife Nutrition, Ltd. (a)(b)	86,033
537	Inter Parfums, Inc.	35,705
585	Medifast, Inc.	75,055
2,204	Natural Health Trends Corp.	17,742
3,155	Nature’s Sunshine Products, Inc. (b)	29,310
999	Nu Skin Enterprises, Inc. - Class A	49,271
847	Revlon, Inc. - Class A (a)(b)	16,373
929	USANA Health Sciences, Inc. (a)(b)	73,790

		419,127

	Pharmaceuticals - 1.58%
653	Amphastar Pharmaceuticals, Inc. (b)	13,785
32,714	Ampio Pharmaceuiticals, Inc. (a)(b)	12,687
606	ANI Pharmaceuticals, Inc. (b)	49,813
1,924	Aquestive Therapeutics, Inc. (b)	8,081
13,433	AssertioTherapeutics, Inc. (a)(b)	46,344
1,268	Catalent, Inc. (a)(b)	68,738
4,648	Collegium Pharmaceutical, Inc. (b)	61,121
5,269	Corcept Therapeutics, Inc. (a)(b)	58,749
1,002	Eloxx Pharmaceuiticals, Inc. (b)	9,990
6,829	Endo International PLC (b)	28,135
530	Evolus, Inc. (b)	7,749
3,558	Horizon Therapeutics Plc (b)	85,605
2,979	Innoviva, Inc. (b)	43,374
1,116	Intersect ENT, Inc. (b)	25,400
780	Jazz Pharmaceuticals PLC (b)	111,197
11,347	Lannett Co., Inc. (a)(b)	68,763
5,237	Mallinckrodt PLC (a)(b)	48,076
287	MyoKardia, Inc. (a)(b)	14,390
758	Omeros Corp. (b)	11,893
372	Pacira Pharmaceuticals, Inc. (b)	16,178
1,033	Phibro Animal Health Corp. - Class A	32,818
1,992	Prestige Consumer Healthcare, Inc. (a)(b)	63,107
266	Reata Pharmaceuticals, Inc. - Class A (b)	25,097
12,241	SIGA Technologies, Inc. (b)	69,529
1,215	Supernus Pharmaceuticals, Inc. (a)(b)	40,204
350	WaVe Life Sciences, Ltd. (b)	9,132
264	Zogenix, Inc. (a)(b)	12,614

		1,042,569

	Professional Services - 1.40%
4,095	Acacia Research Corp. (b)	12,121
965	ASGN, Inc. (b)	58,479
1,417	BG Staffing, Inc.	26,753
1,552	CBIZ, Inc. (b)	30,404
422	CRA International, Inc.	16,175
360	Exponent, Inc.	21,074
540	Forrester Research, Inc.	25,396
1,236	Franklin Covey Co. (b)	42,024
504	FTI Consulting, Inc. (b)	42,255
1,070	GP Strategies Corp. (b)	16,136
556	Heidrick & Struggles International, Inc.	16,663
428	Huron Consulting Group, Inc. (b)	21,563
520	ICF International, Inc.	37,856
6,124	InnerWorkings, Inc. (b)	23,394
573	Insperity, Inc.	69,986
1,003	Kelly Services, Inc. - Class A	26,269
1,318	Kforce, Inc. (a)	46,249
507	Korn Ferry International	20,315
903	ManpowerGroup, Inc. (a)	87,230
1,080	Mistras Group, Inc. (b)	15,520
1,639	Navigant Consulting, Inc. (a)	38,008

1,721	Resources Connection, Inc.	27,553
2,013	Robert Half International, Inc. (a)	114,761
349	TriNet Group, Inc. (b)	23,662
1,626	TrueBlue, Inc. (b)	35,870
837	Willdan Group, Inc. (a)(b)	31,178

		926,894

	Real Estate Management & Development - 0.53%
2,783	Altisource Portfolio Solutions SA (b)	54,714
531	HFF, Inc. - Class A	24,150
540	Jones Lang LaSalle, Inc. (a)	75,972
866	Kennedy-Wilson Holdings, Inc. (a)	17,814
1,593	Marcus & Millichap, Inc. (b)	49,144
3,891	Newmark Group, Inc.	34,941
580	RE/MAX Holdings, Inc. - Class A	17,841
5,492	Realogy Holdings Corp. (a)	39,762
799	The RMR Group, Inc. - Class A (a)	37,537

		351,875

	Road & Rail - 0.40%
33	AMERCO (a)	12,492
1,081	ArcBest Corp. (a)	30,387
846	Covenant Transportation Group, Inc. (b)	12,445
3,628	Daseke, Inc. (b)	13,061
532	Genesee & Wyoming, Inc. - Class A (b)	53,200
449	Knight-Swift Transportation Holdings, Inc. (a)	14,745
643	Landstar System, Inc. (a)	69,438
392	PAM Transportation Services, Inc. (b)	24,304
255	Saia, Inc. (b)	16,491
1,040	USA Truck, Inc. (b)	10,514
1,745	YRC Worldwide, Inc. (b)	7,032

		264,109

	Semiconductors & Semiconductor Equipment - 2.62%
769	Advanced Energy Industries, Inc. (b)	43,272
10,349	Advanced Micro Devices, Inc. (a)(b)	314,299
346	Ambarella, Inc. (a)(b)	15,269
3,038	Amkor Technology, Inc. (b)	22,663
2,623	Aquantia Corp. (b)	34,178
879	Axcelis Technologies, Inc. (b)	13,229
856	Brooks Automation, Inc. (a)	33,170
112	Cabot Microelectronics Corp.	12,329
1,476	Cirrus Logic, Inc. (b)	64,501
1,253	Cohu, Inc. (a)	19,334
866	Cree, Inc. (a)(b)	48,652
3,433	Cypress Semiconductor Corp. (a)	76,350
1,068	Diodes, Inc. (a)(b)	38,843
1,319	Entegris, Inc. (a)	49,225
1,180	FormFactor, Inc. (a)(b)	18,491
1,041	Ichor Holdings, Ltd. (a)(b)	24,609
728	Impinj, Inc. (b)	20,835
289	Inphi Corp. (b)	14,479
3,979	Marvell Technology Group, Ltd. (a)	94,979
737	MaxLinear, Inc. - Class A (b)	17,275
689	MKS Instruments, Inc.	53,666

785	Monolithic Power Systems, Inc. (a)	106,587
1,083	Nanometrics, Inc. (a)(b)	37,591
4,610	NeoPhotonics Corp. (b)	19,270
169	NVE Corp.	11,767
4,933	ON Semiconductor Corp. (b)	99,696
755	Power Integrations, Inc.	60,536
1,845	Rambus, Inc. (b)	22,214
1,090	Rudolph Technologies, Inc. (b)	30,117
623	Semtech Corp. (b)	29,935
198	Silicon Laboratories, Inc. (a)(b)	20,473
1,665	SMART Global Holdings, Inc. (a)(b)	38,278
2,439	Teradyne, Inc.	116,853
2,043	Ultra Clean Holdings, Inc. (b)	28,439
1,166	Versum Materials, Inc.	60,142
1,063	Xperi Corp.	21,887

		1,733,433

	Software - 7.61%
1,047	2U, Inc. (a)(b)	39,409
2,527	8x8, Inc. (a)(b)	60,901
4,084	A10 Networks, Inc. (b)	27,853
1,447	ACI Worldwide, Inc. (b)	49,690
6,364	Aerohive Networks, Inc. (b)	28,192
1,402	Agilysys, Inc. (b)	30,101
698	Alarm.com Holdings, Inc. (b)	37,343
1,157	Altair Engineering, Inc. - Class A (a)(b)	46,731
651	Alteryx, Inc. (a)(b)	71,037
2,536	Amber Road, Inc. (b)	33,120
2,127	American Software, Inc. - Class A	27,970
1,366	Appfolio, Inc. - Class A (a)(b)	139,701
1,181	Aspen Technology, Inc. (b)	146,775
328	Avalara, Inc. (b)	23,682
3,645	Avaya Holdings Corp. (b)	43,412
425	Blackbaud, Inc. (a)	35,487
451	Blackline, Inc. (b)	24,133
633	Bottomline Technologies, Inc. (b)	28,004
2,345	Box, Inc. - Class A (b)	41,295
3,713	Cadence Design System, Inc. (b)	262,918
913	Carbon Black, Inc. (a)(b)	15,265
455	Ceridian HCM Holding, Inc. (b)	22,841
2,174	ChannelAdvisor Corp. (b)	19,044
2,044	Cision, Ltd. (b)	23,976
2,284	Cloudera, Inc. (a)(b)	12,014
979	CommVault Systems, Inc. (b)	48,578
945	Cornerstone OnDemand, Inc. (b)	54,744
331	Coupa Software, Inc. (a)(b)	41,908
647	DocuSign, Inc. (a)(b)	32,162
598	Ebix, Inc. (a)	30,032
4,503	eGain Corp. (b)	36,654
373	Envestnet, Inc. (b)	25,502
325	ePlus, Inc. (b)	22,405
712	Everbridge, Inc. (a)(b)	63,667
381	Fair Isaac Corp. (b)	119,642

906	FireEye, Inc. (b)	13,418
1,718	Five9, Inc. (b)	88,116
979	ForeScout Technologies, Inc. (b)	33,149
1,891	Fortinet, Inc. (a)(b)	145,286
406	Guidewire Software, Inc. (a)(b)	41,160
515	HubSpot, Inc. (a)(b)	87,818
1,272	Instructure, Inc. (b)	54,060
782	j2 Global, Inc.	69,512
789	Jack Henry & Associates, Inc. (a)	105,663
2,398	LivePerson, Inc. (b)	67,240
743	LogMeIn, Inc.	54,744
2,987	Majesco, Inc. (b)	27,809
1,209	Manhattan Associates, Inc. (b)	83,820
318	MicroStrategy, Inc. - Class A (a)(b)	45,573
2,264	Mitek Systems, Inc. (b)	22,504
8,689	MobileIron, Inc. (b)	53,872
1,181	Model N, Inc. (b)	23,029
689	Monotype Imaging Holdings, Inc.	11,603
672	New Relic, Inc. (b)	58,135
4,257	Nuance Communications, Inc. (a)(b)	67,984
1,538	Nutanix, Inc. - Class A (a)(b)	39,896
2,018	OneSpan, Inc. (b)	28,595
465	Paycom Software, Inc. (a)(b)	105,425
229	Paylocity Holding Corp. (b)	21,485
854	Pegasystems, Inc. (a)	60,813
502	Pluralsight, Inc. - Class A (b)	15,221
2,176	Progress Software Corp.	94,917
553	Proofpoint, Inc. (b)	66,498
984	PROS Holdings, Inc. (b)	62,248
1,166	PTC, Inc. (b)	104,660
430	Q2 Holdings, Inc. (a)(b)	32,835
927	QAD, Inc. - Class A	37,275
441	Qualys, Inc. (a)(b)	38,402
1,599	Rapid7, Inc. (b)	92,486
674	RealPage, Inc. (a)(b)	39,665
6,884	Rimini Street Inc. (b)	36,485
1,398	RingCentral, Inc. - Class A (b)	160,658
955	SailPoint Technologies Holding Inc. (a)(b)	19,138
1,520	SecureWorks Corp. - Class A (a)(b)	20,201
615	ShotSpotter, Inc. (b)	27,183
773	SolarWinds Corp. (a)(b)	14,177
381	SPS Commerce, Inc. (b)	38,942
1,914	SS&C Technologies Holdings, Inc. (a)	110,266
862	Tableau Software, Inc. - Class A (a)(b)	143,109
4,009	Telaria, Inc. (b)	30,148
498	Tenable Holdings, Inc. (b)	14,213
327	The Trade Desk, Inc. - Class A (a)(b)	74,484
4,354	TiVo Corp.	32,089
173	Tyler Technologies, Inc. (b)	37,371
578	Upland Software, Inc. (b)	26,316
901	Varonis Systems, Inc. (a)(b)	55,808
985	Verint Systems, Inc. (a)(b)	52,973

2,332	Workiva, Inc. (b)	135,466
2,651	Yext, Inc. (b)	53,259
980	Zendesk, Inc. (b)	87,249
6,476	Zix Corp. (b)	58,867
548	Zscaler, Inc. (a)(b)	41,999

		5,031,505

	Specialty Retail - 3.53%
1,581	Aaron’s, Inc.	97,089
3,108	Abercrombie & Fitch Co. - Class A	49,852
2,873	American Eagle Outfitters, Inc.	48,554
979	America’s Car-Mart, Inc. (b)	84,272
305	Asbury Automotive Group, Inc. (a)(b)	25,724
26,997	Ascena Retail Group, Inc. (b)	16,468
392	AutoNation, Inc. (a)(b)	16,440
4,019	Barnes & Noble Education, Inc. (b)	13,504
3,657	Barnes & Noble, Inc.	24,465
3,174	Bed Bath & Beyond, Inc. (a)	36,882
7,816	Big 5 Sporting Goods Corp.	15,241
758	Boot Barn Holdings, Inc. (b)	27,015
1,182	Caleres, Inc. (a)	23,545
924	Camping World Holdings, Inc. - Class A (a)	11,476
481	Carvana Co. (a)(b)	30,106
8,672	Chico’s FAS, Inc. (a)	29,225
1,730	Citi Trends, Inc.	25,293
856	Conn’s, Inc. (b)	15,254
1,484	Designer Brands, Inc. (a)	28,448
1,401	Dick’s Sporting Goods, Inc. (a)	48,517
7,086	Express, Inc. (b)	19,345
708	Five Below, Inc. (a)(b)	84,974
916	Floor & Decor Holdings, Inc. - Class A (a)(b)	38,380
1,702	Foot Locker, Inc. (a)	71,348
32,527	Francesca’s Holdings Corp. (b)	16,091
3,961	GameStop Corp. - Class A (a)	21,667
1,016	Genesco, Inc. (a)(b)	42,967
6,939	GNC Holdings, Inc. - Class A (a)(b)	10,408
301	Group 1 Automotive, Inc.	24,649
1,392	Guess?, Inc. (a)	22,481
2,397	Haverty Furniture Cos., Inc.	40,821
1,720	Hibbett Sports, Inc. (a)(b)	31,304
1,832	Hudson, Ltd. (b)	25,263
5,888	J. JILL, Inc. (a)	11,717
3,858	Kirkland’s, Inc. (b)	8,719
193	Lithia Motors, Inc. - Class A	22,925
2,298	Lumber Liquidators Holdings, Inc. (a)(b)	26,542
997	MarineMax, Inc. (b)	16,391
383	Monro, Inc. (a)	32,670
465	Murphy USA, Inc. (b)	39,074
793	National Vision Holdings, Inc. (b)	24,369
9,873	Office Depot, Inc. (a)	20,338
1,830	Party City Holdco, Inc. (b)	13,414
406	Penske Automotive Group, Inc. (a)	19,204
1,992	Pier 1 Imports, Inc. (a)(b)	15,000

6,113	Rent-A-Center, Inc. (b)	162,789
346	REX American Resources Corp. (b)	25,223
647	RH (a)(b)	74,793
14,191	RTW RetailWinds, Inc. (b)	24,125
2,496	Sally Beauty Holdings, Inc. (a)(b)	33,297
1,211	Shoe Carnival, Inc. (a)	33,424
1,493	Signet Jewelers, Ltd.	26,695
1,009	Sleep Number Corp. (b)	40,753
1,067	Sonic Automotive, Inc. - Class A (a)	24,914
4,349	Sportsman’s Warehouse Holdings, Inc. (b)	16,439
2,749	Tailored Brands, Inc. (a)	15,862
1,628	The Buckle, Inc. (a)	28,181
1,540	The Cato Corp. - Class A (a)	18,973
694	The Children’s Place, Inc. (a)	66,194
9,664	The Container Store Group, Inc. (a)(b)	70,740
2,846	The Michaels Cos., Inc. (a)(b)	24,760
3,617	Tile Shop Holdings, Inc.	14,468
5,143	Tilly’s, Inc. - Class A	39,241
1,930	Urban Outfitters, Inc. (a)(b)	43,907
1,298	Williams Sonoma, Inc. (a)	84,370
232	Winmark Corp.	40,171
2,120	Zumiez, Inc. (a)(b)	55,332

		2,332,082

	Technology Hardware, Storage & Peripherals - 0.60%
2,305	3D Systems Corp. (a)(b)	20,976
4,908	Avid Technology, Inc. (b)	44,761
490	Cray, Inc. (b)	17,062
608	Electronics for Imaging, Inc. (b)	22,441
1,543	Immersion Corp. (b)	11,742
1,131	NCR Corp. (b)	35,174
2,380	Pure Storage, Inc. - Class A (b)	36,343
825	Stratasys, Ltd. (a)(b)	24,230
1,101	Synaptics, Inc. (b)	32,083
2,047	Teradata Corp. (a)(b)	73,385
2,301	Xerox Corp.	81,478

		399,675

	Textiles, Apparel & Luxury Goods - 1.60%
2,084	Capri Holdings, Ltd. (b)	72,273
562	Carter’s, Inc. (a)	54,817
846	Columbia Sportswear Co.	84,735
4,842	Crocs, Inc. (a)(b)	95,630
613	Deckers Outdoor Corp. (a)(b)	107,870
3,367	Fossil Group, Inc. (a)(b)	38,721
1,093	G-III Apparel Group, Ltd. (b)	32,156
3,663	Hanesbrands, Inc. (a)	63,077
770	Movado Group, Inc.	20,790
490	Oxford Industries, Inc.	37,142
832	Ralph Lauren Corp. - Class A (a)	94,507
830	Rocky Brands, Inc.	22,642
2,402	Skechers U.S.A., Inc. - Class A (a)(b)	75,639
2,128	Steven Madden, Ltd. (a)	72,246
1,066	Superior Uniform Group, Inc.	18,261

213	UniFirst Corp.	40,165
3,460	Vera Bradley, Inc. (a)(b)	41,520
461	Weyco Group, Inc.	12,313
2,656	Wolverine World Wide, Inc. (a)	73,146

		1,057,650

	Thrifts & Mortgage Finance - 1.39%
1,401	Axos Financial, Inc. (b)	38,177
815	BANK7 Corp. (b)	15,069
464	Berkshire Hills Bancorp, Inc.	14,565
910	Brookline Bancorp, Inc.	13,996
1,333	Capitol Federal Financial, Inc.	18,355
932	Dime Community Bancshares	17,699
747	Entegra Financial Corp. (b)	22,500
1,283	Essent Group, Ltd. (b)	60,288
488	Federal Agricultural Mortgage Corp. - Class C	35,458
606	First Defiance Financial Corp.	17,313
843	Flagstar Bancorp, Inc.	27,937
308	FS Bancorp, Inc.	15,976
189	Hingham Institution for Savings	37,424
375	Home Bancorp, Inc.	14,430
953	HomeStreet, Inc. (a)(b)	28,247
102	LendingTree, Inc. (a)(b)	42,843
684	Merchants Bancorp	11,649
881	Meridian Bancorp, Inc.	15,761
648	Meta Financial Group, Inc.	18,176
2,309	Mr Cooper Group, Inc. (b)	18,495
1,828	New York Community Bancorp, Inc. (a)	18,243
1,752	NMI Holdings, Inc. - Class A (b)	49,739
1,031	Northwest Bancshares, Inc.	18,156
730	Oritani Financial Corp.	12,950
1,028	PennyMac Financial Services, Inc.	22,801
2,453	People’s United Financial, Inc. (a)	41,161
3,288	Radian Group, Inc.	75,131
1,975	Riverview Bancorp, Inc.	16,867
1,810	Sterling Bancorp, Inc.	18,046
1,059	TFS Financial Corp. (a)	19,136
546	Timberland Bancorp, Inc.	16,315
875	Walker & Dunlop, Inc.	46,559
1,436	Washington Federal, Inc. (a)	50,160
973	Waterstone Financial, Inc.	16,599
330	WSFS Financial Corp.	13,629

		919,850

	Tobacco - 0.07%
634	Turning Point Brands, Inc.	31,053
281	Universal Corp.	17,077

		48,130

	Trading Companies & Distributors - 1.50%
540	Applied Industrial Technologies, Inc.	33,226
1,013	Beacon Roofing Supply, Inc. (a)(b)	37,197
2,307	BMC Stock Holdings, Inc. (b)	48,908
1,598	DXP Enterprises, Inc. (b)	60,548
563	EVI Industries, Inc. (a)	21,546

2,260	Foundation Building Materials, Inc. (b)	40,183
225	GATX Corp. (a)	17,840
1,372	General Finance Corp. (b)	11,484
1,940	GMS, Inc. (b)	42,680
1,102	H&E Equipment Services, Inc.	32,057
2,774	HD Supply Holdings, Inc. (b)	111,737
464	Kaman Corp.	29,552
1,339	Lawson Products, Inc. (b)	49,182
650	MSC Industrial Direct Co., Inc. - Class A	48,269
1,978	NOW, Inc. (a)(b)	29,195
672	Rush Enterprises, Inc. - Class A	24,542
588	Rush Enterprises, Inc. - Class B	21,703
1,051	SiteOne Landscape Supply, Inc. (b)	72,834
1,325	Systemax, Inc.	29,362
1,280	Titan Machinery, Inc. (b)	26,342
558	Triton International, Ltd.	18,280
1,863	Univar, Inc. (b)	41,061
1,655	Veritiv Corp. (b)	32,140
364	Watsco, Inc. - Class A (a)	59,525
577	WESCO International, Inc. (b)	29,225
368	Willis Lease Finance Corp. (b)	21,462

		990,080

	Transportation Infrastructure - 0.03%
456	Macquarie Infrastructure Corp.	18,486

	Water Utilities - 0.20%
303	American States Water Co.	22,798
691	Aqua America, Inc. (a)	28,587
817	AquaVenture Holdings, Ltd. (b)	16,315
241	California Water Service Group (a)	12,202
318	Middlesex Water Co.	18,841
1,740	Pure Cycle Corp. (b)	18,444
202	SJW Group	12,276

		129,463

	Wireless Telecommunication Services - 0.15%
6,206	NII Holdings, Inc. (b)	10,488
443	Shenandoah Telecommunications Co.	17,064
1,576	Telephone & Data Systems, Inc.	47,911
566	United States Cellular Corp. (b)	25,283

		100,746

	Total Common Stocks (Cost $43,925,005)	57,875,742

	INVESTMENT COMPANIES - 3.97%
	Exchange Traded Funds - 3.97%
22,133	Vanguard Extended Market ETF (a)	2,624,531

	Total Investment Companies (Cost $2,124,247)	2,624,531

	REAL ESTATE INVESTMENT TRUSTS - 7.31%
	Real Estate Investment Trusts - 7.31%
638	Acadia Realty Trust	17,462
1,777	AG Mortgage Investment Trust, Inc.	28,254
4,629	AGNC Investment Corp. (a)	77,860

242	Agree Realty Corp. (a)	15,500
1,543	Alexander & Baldwin, Inc.	35,643
446	American Assets Trust, Inc. (a)	21,016
702	American Campus Communities, Inc.	32,404
2,911	American Homes 4 Rent - Class A	70,766
3,560	Anworth Mortgage Asset Corp.	13,492
788	Apartment Investment & Management Co. - Class A	39,495
1,662	Apollo Commercial Real Estate Finance, Inc. (a)	30,564
2,066	Apple Hospitality REIT, Inc.	32,767
1,186	Arbor Realty Trust, Inc. (a)	14,374
1,064	Ares Commercial Real Estate Corp. (a)	15,811
1,648	Armada Hoffler Properties, Inc.	27,274
8,363	Ashford Hospitality Trust, Inc.	24,838
1,124	Blackstone Mortgage Trust, Inc. (a)	39,992
3,127	Bluerock Residential Growth REIT, Inc.	36,742
3,309	Braemar Hotels & Resorts, Inc.	32,759
1,670	Brandywine Realty Trust	23,914
3,330	Brixmor Property Group, Inc. (a)	59,540
2,774	BRT Apartments Corp.	39,197
814	Camden Property Trust	84,973
1,746	Capstead Mortgage Corp.	14,579
565	CareTrust REIT, Inc.	13,436
46,573	CBL & Associates Properties, Inc. (a)	48,436
11,644	Cedar Shopping Centers, Inc.	30,857
2,004	Chatham Lodging Trust (a)	37,815
1,917	Cherry Hill Mortgage Investment Corp. (a)	30,672
2,119	Chesapeake Lodging Trust	60,222
5,792	Chimera Investment Corp. (a)	109,295
968	Clipper Realty, Inc.	10,822
8,424	Colony Capital, Inc. - Class A (a)	42,120
840	Columbia Property Trust, Inc.	17,422
378	Community Healthcare Trust, Inc. (a)	14,897
879	CoreCivic, Inc.	18,248
467	CorEnergy Infrastructure Trust, Inc. (a)	18,521
2,938	CorePoint Lodging, Inc.	36,402
123	CoreSite Realty Corp.	14,166
1,170	Corporate Office Properties Trust	30,853
1,543	Cousins Properties, Inc.	55,810
926	CubeSmart	30,965
475	CyrusOne, Inc.	27,417
3,461	DiamondRock Hospitality Co.	35,787
694	Douglas Emmett, Inc.	27,649
2,282	Duke Realty Corp.	72,134
1,426	Dynex Capital, Inc. (a)	23,885
1,084	Easterly Government Properties, Inc.	19,631
168	EastGroup Properties, Inc. (a)	19,485
1,624	Empire State Realty Trust, Inc. - Class A	24,051
611	EPR Properties	45,575
920	Equity Commonwealth	29,918
449	Equity LifeStyle Properties, Inc.	54,482
1,749	Exantas Capital Corp.	19,781
495	First Industrial Realty Trust, Inc.	18,186

633	Four Corners Property Trust, Inc.	17,300
3,899	Franklin Street Properties Corp.	28,775
843	Gaming and Leisure Properties, Inc.	32,860
588	Getty Realty Corp.	18,087
1,216	Gladstone Commercial Corp.	25,804
1,296	Global Medical REIT, Inc.	13,608
689	Global Net Lease, Inc.	13,518
986	Granite Point Mortgage Trust, Inc.	18,921
936	Great Ajax Corp.	13,104
744	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	20,966
596	Healthcare Realty Trust, Inc.	18,667
924	Healthcare Trust of America, Inc. - Class A	25,345
2,234	Hersha Hospitality Trust	36,950
715	Highwoods Properties, Inc.	29,530
2,479	Hospitality Properties Trust (a)	61,975
853	Hudson Pacific Properties, Inc.	28,379
1,211	Independence Realty Trust, Inc.	14,011
325	Innovative Industrial Properties, Inc. (a)	40,157
1,917	Invesco Mortgage Capital, Inc.	30,902
216	Investors Real Estate Trust	12,673
1,349	Iron Mountain, Inc. (a)	42,224
508	JBG SMITH Properties (a)	19,985
858	Jernigan Capital, Inc.	17,589
675	Kilroy Realty Corp. (a)	49,822
2,823	Kimco Realty Corp. (a)	52,169
2,528	Kite Realty Group Trust	38,249
642	KKR Real Estate Finance Trust, Inc.	12,789
1,490	Ladder Capital Corp.	24,749
417	Lamar Advertising Co. - Class A (a)	33,656
1,555	Lexington Realty Trust	14,633
1,444	Liberty Property Trust	72,258
240	Life Storage, Inc.	22,819
700	LTC Properties, Inc.	31,962
2,003	Mack-Cali Realty Corp.	46,650
2,296	Medical Properties Trust, Inc.	40,042
4,941	MFA Financial, Inc. (a)	35,476
215	National Health Investors, Inc.	16,776
747	National Retail Properties, Inc. (a)	39,598
1,144	National Storage Affiliates Trust	33,107
6,162	New Residential Investment Corp. (a)	94,833
6,411	New Senior Investment Group, Inc.	43,082
2,931	New York Mortgage Trust, Inc. (a)	18,172
399	NexPoint Residential Trust, Inc.	16,519
707	NorthStar Realty Europe Corp.	11,616
510	Office Properties Income Trust	13,398
2,426	Omega Healthcare Investors, Inc.	89,156
678	One Liberty Properties, Inc.	19,635
565	Outfront Media, Inc.	14,571
1,867	Paramount Group, Inc.	26,157
2,233	Park Hotels & Resorts, Inc.	61,541
2,100	Pebblebrook Hotel Trust (a)	59,178
5,873	Pennsylvania Real Estate Investment Trust	38,175

1,237	PennyMac Mortgage Investment Trust	27,004
1,062	Physicians Realty Trust	18,521
1,361	Piedmont Office Realty Trust, Inc. - Class A (a)	27,125
2,057	Preferred Apartment Communities, Inc. - Class A	30,752
125	PS Business Parks, Inc. (a)	21,066
576	QTS Realty Trust, Inc. - Class A	26,600
1,227	Ready Capital Corp. (a)	18,282
1,695	Redwood Trust, Inc.	28,018
1,074	Regency Centers Corp.	71,679
1,625	Retail Properties of America, Inc. - Class A	19,110
1,026	Retail Value, Inc.	35,705
890	Rexford Industrial Realty, Inc.	35,929
2,535	RLJ Lodging Trust	44,971
1,712	RPT Realty (a)	20,732
346	Ryman Hospitality Properties, Inc.	28,057
1,866	Sabra Health Care REIT, Inc.	36,742
1,780	Senior Housing Properties Trust	14,721
278	Seritage Growth Properties	11,943
1,446	SITE Centers Corp. (a)	19,145
535	Spirit Realty Capital, Inc. (a)	22,823
459	STAG Industrial, Inc.	13,880
2,407	Starwood Property Trust, Inc. (a)	54,687
1,080	STORE Capital Corp.	35,845
3,295	Summit Hotel Properties, Inc. (a)	37,794
656	Sun Communities, Inc.	84,093
3,165	Sunstone Hotel Investors, Inc.	43,392
1,054	Tanger Factory Outlet Centers, Inc. (a)	17,085
382	Terreno Realty Corp.	18,733
1,895	The Geo Group, Inc.	39,814
940	TPG RE Finance Trust, Inc.	18,133
2,221	Two Harbors Investment Corp. (a)	28,140
2,150	Uniti Group, Inc. (a)	20,425
173	Universal Health Realty Income Trust	14,693
5,876	VEREIT, Inc. (a)	52,943
2,648	VICI Properties, Inc.	58,362
6,201	Washington Prime Group, Inc. (a)	23,688
457	Washington Real Estate Investment Trust	12,216
460	Weingarten Realty Investors	12,613
1,717	Western Asset Mortgage Capital Corp.	17,136
2,939	Whitestone REIT	37,296
893	WP Carey, Inc. (a)	72,494
1,975	Xenia Hotels & Resorts, Inc.	41,179

		4,883,840

	Total Real Estate Investment Trusts (Cost $4,612,200)	4,833,840

	RIGHTS - 0%
395	Schulman, Inc. Contingent Value Right (b)(d)(e)(f)	0

	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS - 0.91%
	Money Market Funds - 0.91%
598,899	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.34% (c)	598,899

	Total Short Term Investments (Cost $598,899)	598,899

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 30.12%
	Investments Purchased with Proceeds from Securities Lending Collateral - 30.12%
19,918,309	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.57% (c)	19,918,309

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $19,918,309)	19,918,309

	Total Investments (Cost $71,178,660) - 129.84%	85,851,321
	Liabilities in Excess of Other Assets - (29.84)%	(19,732,234)

	TOTAL NET ASSETS - 100.00%	$66,119,087

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2019.
(d)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security totals $0, which represents 0.00% of total net assets.
(e)	As of June 30, 2019, the Valuation Committee has fair valued this security. The value of this security was $0, which repersents 0.00% of total net assets.
(f)	Value determined using significant unobservable inputs. Classifies as Level 3 in the fair value hierarchy.

Glossary of Terms

ADR - American Depositary Receipt

[779022.NOTE]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$314,334,958	$-	$-	$314,334,958
Investment Companies	14,136,296	-	-	14,136,296
Real Estate Investment Trusts	14,753,462	-	-	14,753,462
Short Term Investments	3,611,825	-	-	3,611,825
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	102,281,947

Total Investments in Securities	$346,836,541	$-	$-	$449,118,488

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$2,468,891	$5,982,277	$-	$8,451,168
Consumer Discretionary	5,046,382	6,353,979	-	11,400,361
Consumer Staples	2,701,791	5,003,286	-	7,705,077
Energy	2,163,730	3,875,702	-	6,039,432
Financials	3,789,825	12,700,727	3,590	16,494,142
Health Care	91,232	1,532,396	-	1,623,628
Industrials	622,858	3,653,537	-	4,276,395
Information Technology	350,948	11,072,858	-	11,423,806
Materials	1,303,928	3,669,093	-	4,973,021
Real Estate	-	1,214,104	-	1,214,104
Utilities	633,697	626,122	-	1,259,819

Total Common Stocks	19,173,282	55,684,081	3,590	74,860,953
Investment Companies	3,935,900	-	-	3,935,900
Preferred Stocks
Consumer Staples	90,820	386,978	-	477,798
Energy	569,679	-	-	569,679
Financials	1,534,545	-	-	1,534,545
Information Technology	-	484,962	-	484,962
Materials	-	-	-	-

[779022.NOTE]2

Utilities	223,543	-	-	223,543

Total Preferred Stocks	2,418,587	871,940	-	3,290,527
Real Estate Investment Trusts	-	117,407	-	117,407
Short Term Investments	524,580	-	-	524,580
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,952,505

Total Investments in Securities	$26,052,349	$56,673,428	$3,590	$85,681,872

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2019	$217,188.00
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Corporate Actions	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(213,598)
Transfers into/(out of) Level 3	-

Balance as of June 30, 2019	$3,590

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019.	$(213,598)

The Level 3 amounts disclosed in the table above consist one security that was fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The table below includes the quantitative information about Level 3 fair value measurements for this security.

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Range/Weighted Average Discount Unobservable Input
Common Stock	$3,590	Market Halt	Last traded price	0.38 HKD	$0

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$57,875,742	$-	$-	$57,875,742
Investment Companies	2,624,531	-	-	2,624,531
Real Estate Investment Trusts	4,833,840	-	-	4,833,840
Rights	-	-	0	0
Short Term Investments	598,899	-	-	598,899
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,918,309

Total Investments in Securities	$65,933,012	$-	0	$85,851,321

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2019	$0
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into/(out of) Level 3	-

Balance as of June 30, 2019	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019.	$-

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$723,900	$9,768,550	$-	$10,492,450
Consumer Discretionary	2,372,064	26,845,412	-	29,217,476
Consumer Staples	2,843,899	27,150,917	-	29,994,816
Energy	2,128,778	9,235,275	-	11,364,053
Financials	6,415,184	30,818,192	-	37,233,376
Health Care	1,168,452	24,900,452	-	26,068,904
Industrials	2,066,747	24,121,579	-	26,188,326
Information Technology	2,535,598	12,086,541	-	14,622,139
Materials	1,726,028	12,625,686	-	14,351,714
Real Estate	262,977	2,391,295	-	2,654,272
Telecommunication Services	54,563	-	-	54,563

Utilities	837,189	5,987,470	-	6,824,659

Total Common Stocks	23,135,379	185,931,369	-	209,066,748

[779022.NOTE]3

Investment Companies	7,929,894	-	-	7,929,894
Participatory Notes	-	132,094	-	132,094
Preferred Stocks
Health Care	-	243,230	-	243,230
Materials	-	256,016	-	256,016

Total Preferred Stocks	-	499,246	-	499,246
Real Estate Investment Trusts	334,993	3,193,616	-	3,528,609
Short Term Investments	1,554,317	-	-	1,554,317
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,593,386

Total Investments in Securities	$32,954,583	$189,756,325	$-	$224,304,294

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$13,396,721	$-	$13,396,721
Collateralized Mortgage Obligations	-	13,857,830	-	13,857,830
Corporate Obligations	-	40,686,946	-	40,686,946
Foreign Government Debt Obligations	-	529,989	-	529,989
Mortgage Backed Securities - U.S. Government Agency	-	47,630,908	-	47,630,908
Municipal Debt Obligations	-	266,984	-	266,984
U.S. Treasury Obligations	-	26,040,136	-	26,040,136

Total Fixed Income	-	142,409,514	-	142,409,514
Swaptions	-	-	-	-
Short Term Investments	12,436,405	-	-	12,436,405
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,723,863

Total Investments in Securities	$12,436,405	$142,409,514	$-	$158,569,782

Other Financial Instruments**
Futures	$100,388	$-	$-	$100,388
Swaps	-	(224,717)	-	(224,717)

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Tax-Exempt Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$24,822,819	$-	$24,822,819
Short Term Investments	96,266	-	-	96,266

Total Investments in Securities	$96,266	$24,822,819	$-	$24,919,085

For further information regarding security characteristics, see the Schedule of Investments.

[779022.SOI4]1

GuideMark® World ex-US Fund

Schedule of Investments (Unaudited)

June 30, 2019

Number of Shares		Value
	COMMON STOCKS - 93.31%
	Australia - 5.38%
11,085	AGL Energy, Ltd.	$155,893
12,087	Amcor, Ltd.	137,532
13,112	APA Group - Stapled Security (e)	99,432
7,285	Aristocrat Leisure, Ltd.	157,474
3,758	ASX, Ltd.	217,727
14,453	Australia & New Zealand Banking Group, Ltd.	286,882
32,432	Bank of Queensland, Ltd.	217,172
28,031	Bendigo & Adelaide Bank, Ltd.	228,158
28,161	BHP Billiton, Ltd.	818,600
61,359	BlueScope Steel, Ltd.	521,733
14,816	Brambles, Ltd.	134,183
13,340	CIMIC Group, Ltd.	419,482
22,229	Coca-Cola Amatil, Ltd.	159,582
5,268	Cochlear, Ltd.	766,999
76,222	Coles Group, Ltd. (a)	715,659
8,882	Commonwealth Bank of Australia	516,831
5,156	CSL, Ltd.	780,742
17,393	Flight Centre Travel Group, Ltd.	507,369
23,131	Fortescue Metals Group, Ltd.	147,103
18,317	Harvey Norman Holdings, Ltd.	52,415
3,623	Macquarie Group, Ltd.	319,571
103,275	Medibank Private, Ltd.	253,407
10,734	National Australia Bank, Ltd.	201,628
69,451	Origin Energy, Ltd.	357,125
15,301	QBE Insurance Group, Ltd.	127,292
5,289	REA Group, Ltd.	357,287
3,196	Rio Tinto, Ltd.	234,028
43,054	Santos, Ltd.	214,949
78,479	South32, Ltd.	175,922
10,203	Suncorp Group, Ltd.	96,618
20,028	Transurban Group - Stapled Security (e)	207,378
12,159	Washington H Soul Pattinson & Co., Ltd.	188,018
28,205	Wesfarmers, Ltd.	716,977
17,852	Westpac Banking Corp.	355,795
11,083	Woodside Petroleum, Ltd.	284,263
39,587	Woolworths, Ltd.	924,404

		12,055,630

	Austria - 0.37%
3,620	ANDRITZ AG	136,289
15,141	Raiffeisen Bank International AG	355,521
6,453	Verbund AG	338,045

		829,855

[779022.SOI4]2

	Belgium - 0.69%
4,996	Ageas SA	259,994
4,100	Anheuser-Busch InBev SA	362,810
5,606	Colruyt SA	325,450
689	Solvay SA	71,553
6,302	UCB SA	523,001

		1,542,808

	Canada - 8.68%
3,600	Alimentation Couche-Tard, Inc. - Series B	226,548
6,023	Bank of Montreal	454,962
11,480	Bausch Health Cos., Inc. (a)	289,641
1,509	BCE, Inc.	68,654
3,716	Brookfield Asset Management, Inc. - Class A	177,777
2,886	CAE, Inc.	77,596
5,140	Cameco Corp.	55,107
3,989	Canadian Imperial Bank of Commerce	313,686
3,257	Canadian National Railway Co.	301,438
7,828	Canadian Natural Resources, Ltd.	211,070
1,546	Canadian Pacific Railway, Ltd.	364,120
1,813	Canadian Utilities, Ltd. - Class A	51,169
4,780	Canopy Growth Corp. (a)(b)	192,981
56,264	Cenovus Energy, Inc.	496,239
5,412	CGI, Inc. (a)	416,082
47,482	CI Financial Corp.	773,751
1,264	Constellation Software, Inc.	1,191,319
4,348	Cronos Group, Inc. (a)	69,758
21,354	Dollarama, Inc.	751,234
5,200	Emera, Inc.	212,479
43,246	Empire Co., Ltd. - Series A	1,089,117
9,847	Enbridge, Inc.	355,666
6,932	Fortis, Inc.	273,723
5,271	George Weston, Ltd.	399,969
3,947	Great-West Lifeco, Inc.	90,872
15,078	H&R Real Estate Investment Trust	262,977
10,042	iA Financial Corp., Inc.	409,026
1,703	IGM Financial, Inc.	48,624
7,896	Imperial Oil, Ltd.	218,632
2,433	Kirkland Lake Gold Ltd.	104,822
6,921	Loblaw Cos., Ltd.	354,361
12,477	Magna International, Inc.	620,825
8,060	Manulife Financial Corp.	146,484
3,714	Methanex Corp.	168,605
2,573	Metro, Inc.	96,550
4,856	National Bank of Canada	230,684
5,473	Pembina Pipeline Corp.	203,741
24,881	Power Corp. of Canada	535,980
18,442	Power Financial Corp.	424,171
3,913	Quebecor, Inc. - Class B	93,197
4,884	Rogers Communications, Inc. - Class B	261,440
14,758	Royal Bank of Canada	1,172,819
2,578	Saputo, Inc.	77,170
1,100	Shopify, Inc. - Class A (a)	330,601
2,779	Stars Group, Inc. (a)	47,429

[779022.SOI4]3

2,953	Sun Life Financial, Inc.	122,287
11,599	Suncor Energy, Inc.	361,818
4,569	TC Energy Corp.	226,505
23,947	Teck Resources, Ltd. - Class B (a)	552,616
1,476	TELUS Corp.	54,563
8,836	The Bank of Nova Scotia	474,609
17,789	The Toronto-Dominion Bank	1,039,452
5,806	Thomson Reuters Corp.	374,549
15,224	West Fraser Timber Co., Ltd.	694,034
15,125	WSP GLOBAL, Inc.	832,623

		19,446,152

	Denmark - 2.18%
553	A.P. Moller - Maersk AS - Class A	643,113
535	A.P. Moller - Maersk AS - Class B	665,710
2,292	Carlsberg AS - Series B	304,142
2,474	Chr. Hansen Holding AS	232,816
3,925	Coloplast AS - Series B	443,677
12,145	Danske Bank AS	192,417
914	DSV AS	90,002
4,448	H. Lundbeck AS	176,182
19,278	Novo Nordisk AS - Series B	984,666
4,509	Orsted AS	390,069
3,470	Pandora AS	123,460
8,168	Tryg AS	265,791
2,010	Vestas Wind Systems AS	174,134
6,443	William Demant Holdings AS (a)	200,539

		4,886,718

	Finland - 0.69%
2,580	Elisa OYJ	125,886
8,856	Neste OYJ	301,081
36,360	Nokia OYJ	181,102
16,527	Orion OYJ - Class B	606,060
2,467	Sampo OYJ - Series A	116,453
8,024	UPM-Kymmene OYJ	213,495

		1,544,077

	France - 9.64%
1,843	Air Liquide SA	257,777
9,001	Arkema SA	836,773
10,675	Atos SE	891,865
3,572	AXA SA	93,807
4,024	BioMerieux	333,423
13,038	BNP Paribas SA	618,070
103,965	Bollore SA	458,737
1,510	Capgemini SE	187,743
14,006	Carrefour SA (f)	270,325
4,523	Casino Guichard Perrachon SA	154,293
1,305	Cie Generale des Etablissements Michelin SCA	165,006
21,097	CNP Assurances	478,868
40,598	Credit Agricole SA	484,445
4,836	Danone SA	409,475
81	Dassault Aviation SA	116,421
2,698	Dassault Systemes SE	430,345

[779022.SOI4]4

4,614	Edenred	235,150
4,112	Eiffage SA	406,387
974	EssilorLuxottica SA	126,934
5,243	Eutelsat Communications SA	97,919
9,885	Faurecia SA	458,485
4,410	Getlink SE	70,642
1,492	Hermes International	1,075,581
3,885	Imerys SA	205,950
2,383	Ingenico Group SA (b)(f)	210,899
4,215	Ipsen SA	574,908
1,152	Kering SA	679,937
1,168	Legrand SA	85,391
4,959	L’Oreal SA	1,409,984
2,938	LVMH Moet Hennessy Louis Vuitton SE	1,249,019
62,099	Natixis SA	250,047
1,553	Pernod Ricard SA	286,026
26,539	Peugeot SA	653,190
2,803	Publicis Groupe SA (f)	147,945
3,511	Safran SA	513,631
12,144	Sanofi-Aventis SA	1,049,513
2,786	Sartorius Stedim Biotech	439,305
1,440	Schneider Electric SE	130,295
4,535	SCOR SE	198,809
4,003	SEB SA	720,149
4,506	Societe BIC SA	343,245
14,062	Societe Generale SA	354,916
1,448	Teleperformance	289,985
25,629	Total SA	1,437,628
5,926	Ubisoft Entertainment SA (a)	463,464
12,893	Valeo SA	419,744
3,508	Vinci SA	358,257
5,480	Vivendi SA	150,386
4,270	Worldline SA (a)	310,234

		21,591,328

	Germany - 6.11%
3,838	adidas AG	1,187,363
4,407	Allianz SE	1,062,864
833	Axel Springer SE	58,587
4,147	BASF SE	301,691
8,352	Bayer AG	579,297
2,987	Beiersdorf AG	358,160
1,324	Brenntag AG	64,965
1,029	Carl Zeiss Meditec AG	101,491
11,452	Covestro AG	583,017
2,719	Deutsche Boerse AG	383,841
18,826	Deutsche Lufthansa AG	322,787
18,506	Deutsche Post AG	608,789
26,372	Deutsche Telekom AG	456,886
2,891	Deutsche Wohnen SE (f)	105,935
9,149	E.ON SE	99,268
2,641	Fresenius Medical Care AG & Co. KGaA	207,406
2,230	Fresenius SE & Co. KGaA	121,089

[779022.SOI4]5

2,087	Hannover Rueck SE	337,454
2,533	HeidelbergCement AG	204,984
1,149	Hochtief AG	139,924
8,599	Hugo Boss AG	573,088
6,323	Innogy SE	299,818
1,772	KION Group AG	112,063
2,052	Knorr-Bremse AG	228,896
2,263	Merck KGaA	236,373
6,968	METRO AG	127,325
1,468	MTU Aero Engines AG	350,133
1,885	Muenchener Rueckversicherungs-Gesellschaft AG	472,490
11,840	Puma SE	789,621
24,912	RWE AG	614,718
7,601	SAP SE	1,042,035
1,791	Siemens AG	213,228
1,063	Siemens Healthineers AG	44,793
1,921	Symrise AG	184,973
6,473	Vonovia SE	309,214
912	Wirecard AG	153,961
14,973	Zalando SE (a)	662,955

		13,701,482

	Hong Kong - 3.01%
88,374	AIA Group, Ltd.	954,342
13,151	ASM Pacific Technology, Ltd.	134,829
19,890	BOC Hong Kong Holdings, Ltd.	78,310
42,395	CK Hutchison Holdings, Ltd.	418,174
18,198	CLP Holdings, Ltd.	200,538
69,061	Dairy Farm International Holdings, Ltd.	493,640
8,230	Hang Seng Bank, Ltd.	204,849
108,242	HK Electric Investments & HK Electric Investments, Ltd. - Stapled Security (e)	110,831
168,783	HKT Trust and HKT, Ltd. - Stapled Security (e)	267,920
14,402	Hong Kong Exchange & Clearing, Ltd.	508,968
139,096	Kerry Properties, Ltd.	584,275
7,687	MTR Corp., Ltd.	51,778
37,121	New World Development Co., Ltd.	58,064
40,210	NWS Holdings, Ltd.	82,703
98,281	Shangri-La Asia, Ltd.	123,773
125,573	SJM Holdings, Ltd.	142,793
3,581	Sun Hung Kai Properties, Ltd.	60,752
35,442	Swire Pacific, Ltd. - Class A	435,485
19,272	Swire Properties, Ltd.	77,911
61,329	Techtronic Industries Co., Ltd.	469,831
29,706	The Bank of East Asia, Ltd.	83,070
174,681	The Hong Kong and China Gas Co., Ltd.	387,251
124,112	Vitasoy International Holdings Ltd.	596,851
213,765	WH Group, Ltd.	216,842

		6,743,780

	Ireland - 0.12%
2,739	CRH PLC	89,531
704	DCC PLC	62,805
569	Kerry Group PLC - Series A	67,936
1,105	Kingspan Group PLC	60,094

		280,366

[779022.SOI4]6

	Israel - 0.71%
782	Azrieli Group, Ltd.	52,474
35,056	Bank Leumi Le-Israel BM	253,386
321	CyberArk Software, Ltd. (a)(b)	41,037
1	International Flavors & Fragrances, Inc.	81
47,486	Israel Chemicals, Ltd.	249,822
1,962	Nice, Ltd. (a)	268,589
44,868	Teva Pharmaceutical Industries, Ltd. - ADR (a)(b)	414,132
2,231	Wix.com, Ltd. (a)	317,025

		1,596,546

	Italy - 3.01%
23,456	Assicurazioni Generali SpA	441,620
21,990	Davide Campari-Milano SpA	215,428
52,665	Enel SpA	367,378
36,646	Eni SpA	609,325
6,082	Exor NV	426,096
2,036	Ferrari NV	330,116
14,455	FinecoBank Banca Fineco SpA	161,252
111,367	Intesa Sanpaolo SpA	238,415
14,934	Leonardo SpA	189,461
21,005	Moncler SpA	900,303
51,585	Poste Italiane SpA	543,587
5,581	Prysmian SpA	115,313
5,776	Recordati SpA	240,745
37,023	Snam SpA	184,183
1,141,234	Telecom Italia SpA (a)	623,063
1,152,046	Telecom Italia SpA - Savings Shares	597,342
29,042	Terna Rete Elettrica Nazionale SpA	185,045
31,246	UniCredit SpA	384,602

		6,753,274

	Japan - 20.69%
2,731	ABC-Mart, Inc.	178,107
4,286	Advantest Corp.	117,997
12,424	Alfresa Holdings Corp.	307,259
11,332	Asahi Intecc Co., Ltd.	280,117
39,851	Astellas Pharma, Inc.	567,907
10,296	Bandai Namco Holdings, Inc.	499,610
1,770	Bridgestone Corp.	69,825
18,090	Brother Industries, Ltd.	342,649
11,536	Calbee, Inc.	311,563
2,249	Canon, Inc.	65,858
7,975	Casio Computer Co., Ltd.	99,432
1,057	Central Japan Railway Co.	211,937
4,403	Chugai Pharmaceutical Co., Ltd.	288,365
10,806	Coca-Cola Bottlers Japan, Inc.	274,085
31,721	Credit Saison Co., Ltd.	372,285
12,993	CyberAgent, Inc.	473,492
10,690	Dai Nippon Printing Co., Ltd.	228,309
22,059	Dai-ichi Life Holdings, Inc.	333,747
3,825	Daiichi Sankyo Co., Ltd.	200,604
517	Daikin Industries, Ltd.	67,695

[779022.SOI4]7

4,464	Dentsu, Inc.	156,122
5,359	Eisai Co., Ltd.	303,728
25,099	Electric Power Development Co., Ltd.	571,159
10,464	FamilyMart UNY Holdings Co., Ltd.	249,823
1,343	Fast Retailing Co., Ltd.	812,916
3,026	Fuji Electric Co., Ltd.	104,871
7,032	FUJIFILM Holdings Corp.	357,013
2,653	Fujitsu, Ltd.	185,408
4,018	Fukuoka Financial Group, Inc.	73,583
1,636	GMO Payment Gateway, Inc.	113,060
12,108	Hakuhodo DY Holdings, Inc.	204,512
446	Hikari Tsushin, Inc.	97,436
10,973	Hitachi, Ltd.	403,726
26,523	Honda Motor Co., Ltd.	685,853
11,486	Hoya Corp.	882,748
14,109	Idemitsu Kosan Co., Ltd.	426,727
11,245	Isuzu Motors, Ltd.	128,430
22,535	ITOCHU Corp.	431,704
3,120	Itochu Techno-Solutions Corp.	80,210
29,115	Japan Post Holdings Co., Ltd.	329,728
21,761	JTEKT Corp.	264,597
24,409	Kakaku.com, Inc.	472,081
2,558	Kamigumi Co., Ltd.	60,660
7,447	Kao Corp.	568,239
8,368	Kawasaki Heavy Industries, Ltd.	197,353
20,589	KDDI Corp.	523,922
5,412	Keihan Electric Railway Co., Ltd.	236,125
4,490	Keio Corp.	295,906
1,366	Keisei Electric Railway Co., Ltd.	49,825
131	Keyence Corp.	80,791
8,059	Kikkoman Corp.	351,423
2,480	Kintetsu Group Holdings Co., Ltd.	118,897
1,916	Kobayashi Pharmaceutical Co., Ltd.	137,462
34,126	Konica Minolta, Inc.	332,509
4,304	Kose Corp.	726,437
2,183	Kyushu Railway Co.	63,684
1,945	Lawson, Inc.	93,441
3,652	LINE Corp. (a)	102,714
21,699	Lion Corp.	404,801
16,560	M3, Inc.	303,890
80,873	Marubeni Corp.	536,816
38,619	Mazda Motor Corp.	399,761
60,790	Mebuki Financial Group, Inc.	158,852
25,548	Medipal Holdings Corp.	565,084
3,530	MEIJI Holdings Co., Ltd.	252,399
16,131	MISUMI Group, Inc.	406,612
44,995	Mitsubishi Chemical Holdings Corp.	315,024
21,214	Mitsubishi Corp.	560,588
19,408	Mitsubishi Gas Chemical Co., Inc.	259,590
14,001	Mitsubishi Heavy Industries, Ltd.	610,613
11,571	Mitsubishi Materials Corp.	329,643
87,391	Mitsubishi UFJ Financial Group, Inc.	416,241

[779022.SOI4]8

86,484	Mitsubishi UFJ Lease & Finance Co., Ltd.	459,571
2,847	Mitsui & Co., Ltd.	46,471
9,672	Mitsui Chemicals, Inc.	240,296
210,227	Mizuho Financial Group, Inc.	305,697
24,503	MonotaRO Co., Ltd.	600,231
3,731	MS & AD Insurance Group Holdings, Inc.	118,595
1,482	Murata Manufacturing Co., Ltd.	66,721
22,629	Nikon Corp.	321,775
15,814	Nippon Electric Glass Co., Ltd.	401,932
20,023	Nippon Telegraph & Telephone Corp.	932,866
4,291	Nissan Chemical Industries, Ltd.	193,859
6,333	Nisshin Seifun Group, Inc.	144,638
2,552	Nitori Holdings Co., Ltd.	338,656
23,500	Nomura Real Estate Holdings, Inc.	506,167
7,845	NTT Data Corp.	104,747
21,620	NTT DoCoMo, Inc.	504,436
985	Obic Co., Ltd.	111,941
2,672	Odakyu Electric Railway Co., Ltd.	65,479
55,751	Oji Holdings Corp.	322,944
40,440	Olympus Corp.	450,052
6,445	OMRON Corp.	338,015
1,403	Oracle Corp.	102,722
1,827	Oriental Land Co., Ltd.	226,654
26,335	ORIX Corp.	393,574
3,440	Park24 Co., Ltd.	80,316
17,441	Persol Holdings Co., Ltd.	411,191
10,808	Pigeon Corp.	435,842
18,127	Pola Orbis Holdings, Inc.	507,957
21,205	Rakuten, Inc.	253,509
27,702	Recruit Holdings Co., Ltd.	927,515
47,212	Renesas Electronics Corp. (a)	234,869
42,166	Resona Holdings, Inc.	175,899
29,048	Ricoh Co., Ltd.	290,602
2,239	Ryohin Keikaku Co., Ltd.	405,673
3,777	Secom Co., Ltd.	325,463
5,175	Seiko Epson Corp.	81,994
4,018	Seven & I Holdings Co., Ltd. - Series A	136,135
6,787	SG Holdings Co., Ltd.	192,984
5,048	Shimadzu Corp.	124,272
1,094	Shimamura Co., Ltd.	81,903
14,692	Shinsei Bank, Ltd.	228,642
3,415	Shionogi & Co., Ltd.	197,328
12,985	Shiseido Co., Ltd.	982,143
7,774	Showa Denko KK	230,057
8,684	SoftBank Group Corp.	418,268
12,882	Sony Corp.	676,949
5,409	Sony Financial Holdings, Inc.	130,169
11,460	SUMCO Corp.	136,604
14,285	Sumitomo Corp.	216,962
14,852	Sumitomo Dainippon Pharma Co., Ltd.	282,747
3,823	Sumitomo Heavy Industries, Ltd.	132,077
14,589	Sumitomo Mitsui Financial Group, Inc.	517,117

[779022.SOI4]9

3,044	Sumitomo Mitsui Trust Holdings, Inc.	110,593
2,577	Sumitomo Realty & Development Co., Ltd.	92,191
9,639	Sundrug Co., Ltd.	261,416
11,272	Suzuken Co., Ltd.	662,382
2,403	Suzuki Motor Corp.	113,052
6,414	Sysmex Corp.	419,604
5,391	T&D Holdings, Inc.	58,673
5,040	Taiheiyo Cement Corp.	153,018
948	Taisho Pharmaceutical Holdings Co., Ltd.	73,020
4,696	Taiyo Nippon Sanso Corp.	99,982
18,060	Teijin, Ltd.	308,548
11,240	Terumo Corp.	335,778
20,939	The Yokohama Rubber Co., Ltd.	385,526
6,545	Toho Co., Ltd.	278,844
6,632	Toho Gas Co., Ltd.	244,538
3,947	Tokio Marine Holdings, Inc.	198,042
5,906	Tokyo Century Corp.	249,926
31,730	Tokyo Electric Power Co. Holdings, Inc. (a)	165,728
1,079	Tokyo Electron, Ltd.	151,659
14,529	Toyo Seikan Group Holdings, Ltd.	288,877
9,564	Toyota Motor Corp.	593,579
14,962	Toyota Tsusho Corp.	454,498
2,779	Tsuruha Holdings, Inc.	257,734
4,695	Unicharm Corp.	141,547
12,857	Welcia Holdings Co., Ltd.	524,555
116,893	Yamada Denki Co., Ltd.	517,331
1,160	Yamaha Corp.	55,213
7,371	Yamato Holdings Co., Ltd.	150,247
14,860	Yamazaki Baking Co., Ltd.	224,991
3,817	Yokogawa Electric Corp.	75,129
27,314	ZOZO, Inc.	512,601

		46,357,628

	Jersey - 0.88%
11,136	Ferguson PLC	792,774
206,203	Glencore PLC	713,656
36,431	WPP PLC	458,903

		1,965,333

	Luxembourg - 0.15%
26,031	Aroundtown SA (f)	214,761
8,110	SES SA	126,649

		341,410

	Macau - 0.08%
8,793	Sands China, Ltd.	42,005
60,551	Wynn Macau, Ltd.	135,552

		177,557

	Netherlands - 4.05%
7,600	ABN AMRO Group NV	162,621
49,377	Aegon NV	245,278
3,029	Airbus SE	428,669
977	Akzo Nobel NV	91,809
37,691	ArcelorMittal	674,216
2,534	ASML Holding NV	527,300

[779022.SOI4]10

28,933	CNH Industrial NV	297,236
48,813	Fiat Chrysler Automobiles NV	677,448
2,850	Heineken Holding NV	298,524
582	Heineken NV	64,865
29,378	ING Groep NV	340,307
54,553	Koninklijke Ahold Delhaize NV	1,224,698
1,570	Koninklijke DSM NV	193,714
10,206	Koninklijke Philips NV	443,715
18,283	NN Group NV	734,957
2,454	NXP Semiconductors NV (b)	239,535
4,095	Qiagen NV (a)	166,633
5,342	Randstad Holding NV	293,184
10,200	STMicroelectronics NV	180,908
20,430	Unilever NV	1,241,290
7,688	Wolters Kluwer NV	559,312

		9,086,219

	New Zealand - 0.38%
6,669	a2 Milk Co., Ltd. (a)	65,923
35,129	Auckland International Airport, Ltd.	232,563
12,433	Fisher & Paykel Healthcare Corp., Ltd.	129,334
102,099	Meridian Energy, Ltd.	326,227
35,716	Spark New Zealand, Ltd.	96,090

		850,137

	Norway - 0.78%
2,981	Aker BP ASA	85,976
3,386	DNB ASA	63,093
15,152	Equinor ASA	300,576
19,595	Gjensidige Forsikring ASA	394,940
9,188	Mowi ASA	214,989
19,061	Schibsted ASA - Class B	497,376
8,607	Telenor ASA	182,866

		1,739,816

	Portugal - 0.37%
57,588	EDP - Energias de Portugal SA	218,860
37,853	Jeronimo Martins SGPS SA	610,159

		829,019

	Singapore - 1.32%
66,562	ComfortDelGro Corp., Ltd.	130,900
18,480	DBS Group Holdings, Ltd.	355,002
2,867,846	Golden Agri-Resources, Ltd.	615,710
15,257	Jardine Cycle & Carriage, Ltd.	408,847
30,434	Oversea-Chinese Banking Corp., Ltd.	256,717
124,040	Singapore Exchange, Ltd.	726,692
17,039	United Overseas Bank, Ltd.	329,400
108,997	Yangzijiang Shipbuilding Holdings, Ltd.	123,490

		2,946,758

	Spain - 2.50%
9,951	ACS, Actividades de Construccion y Servicios SA	398,130
494	Aena SME SA	97,912
9,621	Amadeus IT Holdings SA - Class A	762,421
103,775	Banco Bilbao Vizcaya Argentaria SA	578,824
141,628	Banco Santander SA	656,397

[779022.SOI4]11

5,049	Enagas SA	134,740
11,718	Endesa SA	301,394
6,565	Ferrovial SA	168,055
49,237	Iberdrola SA	490,212
24,074	Industria de Diseno Textil SA	724,322
45,307	Mapfre SA	132,493
9,963	Naturgy Energy Group SA	274,569
47,507	Repsol SA	745,520
15,966	Telefonica SA	131,293

		5,596,282

	Sweden - 1.59%
8,962	Atlas Copco AB - Class A	287,193
8,562	Atlas Copco AB - Class B	246,161
5,173	Epiroc AB - Class A	53,899
47,109	Hennes & Mauritz AB - Series B	836,945
1,148	ICA Gruppen AB	49,351
6,593	Investor AB - B Shares	317,051
6,543	Lundin Petroleum AB	203,858
9,908	Skandinaviska Enskilda Banken AB - Class A	91,737
20,859	Skanska AB - Class B	376,901
4,939	SKF AB - B Shares	90,924
4,610	Swedbank AB - A Shares	69,401
12,404	Swedish Match AB	524,420
42,496	Telefonaktiebolaget LM Ericsson - Series B	403,360

		3,551,201

	Switzerland - 7.33%
5,935	ABB, Ltd.	118,986
6,263	Adecco Group AG	376,390
4,400	Alcon, Inc. (a)	271,698
1,192	Baloise Holding AG	211,111
107	Barry Callebaut AG	214,754
1,548	Cie Financiere Richemont SA	131,544
8,417	Credit Suisse Group AG	100,744
2,727	Dufry AG	231,094
120	Geberit AG	56,091
92	Givaudan SA	259,857
3,832	Kuehne & Nagel International AG	569,194
955	Lonza Group AG	322,401
38,225	Nestle SA	3,957,138
25,796	Novartis AG	2,354,963
799	Partners Group Holding AG	628,349
10,599	Roche Holdings AG	2,980,310
252	SGS SA	642,313
460	Sika AG	78,588
1,765	Sonova Holding AG	401,712
467	Straumann Holding AG	412,678
939	Swiss Life Holding AG	465,543
1,457	Swiss Re AG	148,057
2,725	Temenos AG	487,922
559	The Swatch Group AG - Group I	160,245
2,454	The Swatch Group AG - Group N	132,987
16,125	UBS Group AG	191,650
1,514	Zurich Insurance Group AG	526,795

		16,433,114

[779022.SOI4]12

	United Kingdom - 12.60%
19,066	3i Group PLC	269,745
35,728	Admiral Group PLC	1,001,856
26,454	Anglo American PLC	755,752
2,284	Ashtead Group PLC	65,440
1,478	Associated British Foods PLC	46,269
11,870	AstraZeneca PLC	970,396
136,635	Auto Trader Group PLC	951,635
11,525	Aviva PLC	61,043
154,942	Barclays PLC	294,709
21,323	Barratt Developments PLC	155,168
7,045	Berkeley Group Holdings PLC	333,888
20,214	BHP Group PLC	516,962
163,724	BP PLC	1,140,631
21,851	British American Tobacco PLC	762,951
8,998	Bunzl PLC	237,422
34,143	Burberry Group PLC	809,267
91,205	Centrica PLC	101,673
5,816	Coca-Cola European Partners PLC (b)	328,604
3,900	Coca-Cola HBC AG	147,323
10,705	Compass Group PLC	256,619
4,354	Croda International PLC	283,213
21,583	Diageo PLC	928,941
56,712	Evraz PLC	480,202
18,270	Experian PLC	553,392
77,279	GlaxoSmithKline PLC	1,549,051
8,186	Halma PLC	210,239
39,806	Hargreaves Lansdown PLC	972,592
110,164	HSBC Holdings PLC	919,461
8,861	InterContinental Hotels Group PLC	582,789
25,582	Investec PLC	166,300
74,145	J. Sainsbury PLC	184,251
64,587	John Wood Group PLC	371,892
51,792	Kingfisher PLC	141,169
124,791	Legal & General Group PLC	427,537
270,199	Lloyds Banking Group PLC	194,063
4,841	London Stock Exchange Group PLC	337,343
111,920	Marks & Spencer Group PLC	299,244
26,808	Meggitt PLC	178,607
10,390	Merlin Entertainments PLC (f)	59,391
15,676	Micro Focus International PLC	412,280
4,757	Mondi PLC	108,270
18,335	National Grid PLC	194,991
8,336	Next PLC	583,746
16,236	Ocado Group PLC (a)	240,683
23,007	Pearson PLC	239,367
12,663	Prudential PLC	276,447
722	Reckitt Benckiser Group PLC	57,005
28,000	RELX PLC	679,127
7,532	Rio Tinto PLC	466,180

[779022.SOI4]13

14,535	Rolls-Royce Holdings PLC (a)(f)	155,277
38,598	Royal Dutch Shell PLC - Class A	1,259,750
30,184	Royal Dutch Shell PLC - Class B	989,033
2,599	Schroders PLC	100,824
1,800	Severn Trent PLC	46,827
29,401	Smith & Nephew PLC	638,434
1,357	Spirax-Sarco Engineering PLC	158,417
3,322	St. James’s Place PLC	46,383
69,622	Standard Life Aberdeen PLC	260,496
37,775	Taylor Wimpey PLC	75,802
229,766	Tesco PLC	662,343
51,636	The Sage Group PLC	526,616
14,812	Unilever PLC	919,462
10,330	United Utilities Group PLC	102,824
412,212	Vodafone Group PLC	675,644
847	Whitbread PLC	49,836
96,561	Wm Morrison Supermarkets PLC	247,165

		28,220,259

	Total Common Stocks (Cost $186,327,197)	209,066,749

	INVESTMENT COMPANIES - 3.54%
	Canada - 0.30%
23,792	iShares MSCI Canada ETF (b)	680,927

	Japan - 3.24%
110,284	iShares MSCI EAFE ETF	7,248,967

	Total Investment Companies (Cost $7,613,369)	7,929,894

	PARTICIPATORY NOTES - 0.06%
	Switzerland - 0.06%
7	Chocoladefabriken Lindt & Spruengli AG (d)	50,959
364	Schindler Holding AG (d)	81,135

	Total Participatory Notes (Cost $131,288)	132,094

	PREFERRED STOCKS - 0.22%
	Germany - 0.22%
6,521	Fuchs Petrolub SE - Preference Shares	256,016
1,186	Sartorius AG	243,230

	Total Preferred Stocks (Cost $475,906)	499,246

	REAL ESTATE INVESTMENT TRUSTS - 1.58%
	Australia - 0.46%
34,635	Dexus	315,964
38,514	Goodman Group	407,084
50,786	GPT Group	219,439
42,484	Mirvac Group	93,521

		1,036,008

	Canada - 0.15%
6,253	RioCan Real Estate Investment Trust	124,100
8,316	SmartCentres Real Estate Investment Trust	210,893

		334,993

[779022.SOI4]14

	Hong Kong - 0.17%
31,200	Link Real Estate Investment Trust	383,929

	Japan - 0.50%
59	Japan Prime Realty Investment Corp.	255,706
42	Japan Real Estate Investment Corp.	255,646
30	Japan Retail Fund Investment Corp.	60,678
48	Nippon Building Fund, Inc.	328,780
42	Nomura Real Estate Master Fund, Inc.	64,591
85	United Urban Investment Corp.	142,473

		1,107,874

	Singapore - 0.20%
36,048	Ascendas Real Estate Investment Trust	83,180
78,043	CapitaLand Commercial Trust	125,236
123,017	CapitaLand Mall Trust	239,239

		447,655

	United Kingdom - 0.10%
23,496	Segro PLC	218,150

	Total Real Estate Investment Trusts (Cost $3,144,136)	3,528,609

	SHORT TERM INVESTMENTS - 0.69%
	Money Market Funds - 0.69%
1,554,317	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.34% (c)	1,554,317

	Total Short Term Investments (Cost $1,554,317)	1,554,317

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.71%
	Investments Purchased with Proceeds from Securities Lending Collateral - 0.71%
1,593,386	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.57% (c)	1,593,386

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $1,593,386)	1,593,386

	Total Investments (Cost $200,839,599) - 100.11%	224,304,295
	Liabilities in Excess of Other Assets - (0.11)%	(256,471)

	TOTAL NET ASSETS - 100.00%	$224,047,824

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30, 2019.
(d)	Represents the value of the underlying security.
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold seperately.
(f)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $949,722, which represents 0.42% of total net assets.

Glossary of Terms

ADR - American Depositary Receipt

LN - London Stock Exchange

EB - Cboe European Equities

[779022.SOI5]1

GuideMark® World ex-US Fund

Schedule of Investments by Industry (Unaudited)

June 30, 2019

COMMON STOCKS
Aerospace & Defense	0.90%
Air Freight & Logistics	0.63%
Airlines	0.14%
Auto Components	0.95%
Automobiles	1.60%
Banks	6.77%
Beverages	1.50%
Biotechnology	0.35%
Building Products	0.08%
Capital Markets	2.78%
Chemicals	2.43%
Commercial Services & Supplies	0.85%
Communications Equipment	0.26%
Construction & Engineering	1.38%
Construction Materials	0.29%
Consumer Finance	0.17%
Containers & Packaging	0.19%
Distributors	0.18%
Diversified Financial Services	0.94%
Diversified Telecommunication Services	1.81%
Electric Utilities	1.52%
Electrical Equipment	0.33%
Electronic Equipment, Instruments & Components	0.85%
Energy Equipment & Services	0.17%
Entertainment	0.19%
Equity Real Estate Investment Trusts (REITs)	0.12%
Food & Staples Retailing	4.32%
Food Products	4.47%
Gas Utilities	0.45%
Health Care Equipment & Supplies	2.93%
Health Care Providers & Services	0.83%
Health Care Technology	0.14%
Hotels, Restaurants & Leisure	1.04%
Household Durables	1.13%
Household Products	0.72%
Independent Power and Renewable Electricity Producers	0.40%
Industrial Conglomerates	0.45%
Insurance	5.90%
Interactive Media & Services	0.84%
Internet & Direct Marketing Retail	0.75%
IT Services	1.77%
Leisure Products	0.39%
Life Sciences Tools & Services	0.41%

[779022.SOI5]2

Machinery	1.49%
Marine	0.84%
Media	1.14%
Metals & Mining	2.90%
Multiline Retail	1.25%
Multi-Utilities	0.61%
Oil, Gas & Consumable Fuels	4.91%
Paper & Forest Products	0.60%
Personal Products	1.84%
Pharmaceuticals	6.97%
Professional Services	2.03%
Real Estate Management & Development	1.11%
Road & Rail	0.78%
Semiconductors & Semiconductor Equipment	0.77%
Software	2.22%
Specialty Retail	1.77%
Technology Hardware, Storage & Peripherals	0.66%
Textiles, Apparel & Luxury Goods	3.54%
Tobacco	0.57%
Trading Companies & Distributors	1.79%
Transportation Infrastructure	0.30%
Water Utilities	0.07%
Wireless Telecommunication Services	0.83%

TOTAL COMMON STOCKS	93.31%

INVESTMENT COMPANIES
Exchange Traded Funds	3.54%

TOTAL INVESTMENT COMPANIES	3.54%

PARTICIPATORY NOTES
Food Products	0.02%
Machinery	0.04%

TOTAL PARTICIPATORY NOTES	0.06%

PREFERRED STOCKS
Chemicals	0.11%
Health Care Equipment & Supplies	0.11%

TOTAL PREFERRED STOCKS	0.22%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	1.58%

TOTAL REAL ESTATE INVESTMENT TRUSTS	1.58%

SHORT TERM INVESTMENTS
Money Market Funds	0.69%

TOTAL SHORT TERM INVESTMENTS	0.69%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	0.71%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	0.71%

TOTAL INVESTMENTS	100.11%
Liabilities in Excess of Other Assets	(0.11)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

[779022.NOTE]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$314,334,958	$-	$-	$314,334,958
Investment Companies	14,136,296	-	-	14,136,296
Real Estate Investment Trusts	14,753,462	-	-	14,753,462
Short Term Investments	3,611,825	-	-	3,611,825
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	102,281,947

Total Investments in Securities	$346,836,541	$-	$-	$449,118,488

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$2,468,891	$5,982,277	$-	$8,451,168
Consumer Discretionary	5,046,382	6,353,979	-	11,400,361
Consumer Staples	2,701,791	5,003,286	-	7,705,077
Energy	2,163,730	3,875,702	-	6,039,432
Financials	3,789,825	12,700,727	3,590	16,494,142
Health Care	91,232	1,532,396	-	1,623,628
Industrials	622,858	3,653,537	-	4,276,395
Information Technology	350,948	11,072,858	-	11,423,806
Materials	1,303,928	3,669,093	-	4,973,021
Real Estate	-	1,214,104	-	1,214,104
Utilities	633,697	626,122	-	1,259,819

Total Common Stocks	19,173,282	55,684,081	3,590	74,860,953
Investment Companies	3,935,900	-	-	3,935,900
Preferred Stocks
Consumer Staples	90,820	386,978	-	477,798
Energy	569,679	-	-	569,679
Financials	1,534,545	-	-	1,534,545
Information Technology	-	484,962	-	484,962
Materials	-	-	-	-

[779022.NOTE]2

Utilities	223,543	-	-	223,543

Total Preferred Stocks	2,418,587	871,940	-	3,290,527
Real Estate Investment Trusts	-	117,407	-	117,407
Short Term Investments	524,580	-	-	524,580
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,952,505

Total Investments in Securities	$26,052,349	$56,673,428	$3,590	$85,681,872

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2019	$217,188.00
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Corporate Actions	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(213,598)
Transfers into/(out of) Level 3	-

Balance as of June 30, 2019	$3,590

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019.	$(213,598)

The Level 3 amounts disclosed in the table above consist one security that was fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The table below includes the quantitative information about Level 3 fair value measurements for this security.

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Range/Weighted Average Discount Unobservable Input
Common Stock	$3,590	Market Halt	Last traded price	0.38 HKD	$0

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$57,875,742	$-	$-	$57,875,742
Investment Companies	2,624,531	-	-	2,624,531
Real Estate Investment Trusts	4,833,840	-	-	4,833,840
Rights	-	-	0	0
Short Term Investments	598,899	-	-	598,899
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,918,309

Total Investments in Securities	$65,933,012	$-	0	$85,851,321

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2019	$0
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into/(out of) Level 3	-

Balance as of June 30, 2019	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019.	$-

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$723,900	$9,768,550	$-	$10,492,450
Consumer Discretionary	2,372,064	26,845,412	-	29,217,476
Consumer Staples	2,843,899	27,150,917	-	29,994,816
Energy	2,128,778	9,235,275	-	11,364,053
Financials	6,415,184	30,818,192	-	37,233,376
Health Care	1,168,452	24,900,452	-	26,068,904
Industrials	2,066,747	24,121,579	-	26,188,326
Information Technology	2,535,598	12,086,541	-	14,622,139
Materials	1,726,028	12,625,686	-	14,351,714
Real Estate	262,977	2,391,295	-	2,654,272
Telecommunication Services	54,563	-	-	54,563

Utilities	837,189	5,987,470	-	6,824,659

Total Common Stocks	23,135,379	185,931,369	-	209,066,748

[779022.NOTE]3

Investment Companies	7,929,894	-	-	7,929,894
Participatory Notes	-	132,094	-	132,094
Preferred Stocks
Health Care	-	243,230	-	243,230
Materials	-	256,016	-	256,016

Total Preferred Stocks	-	499,246	-	499,246
Real Estate Investment Trusts	334,993	3,193,616	-	3,528,609
Short Term Investments	1,554,317	-	-	1,554,317
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,593,386

Total Investments in Securities	$32,954,583	$189,756,325	$-	$224,304,294

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$13,396,721	$-	$13,396,721
Collateralized Mortgage Obligations	-	13,857,830	-	13,857,830
Corporate Obligations	-	40,686,946	-	40,686,946
Foreign Government Debt Obligations	-	529,989	-	529,989
Mortgage Backed Securities - U.S. Government Agency	-	47,630,908	-	47,630,908
Municipal Debt Obligations	-	266,984	-	266,984
U.S. Treasury Obligations	-	26,040,136	-	26,040,136

Total Fixed Income	-	142,409,514	-	142,409,514
Swaptions	-	-	-	-
Short Term Investments	12,436,405	-	-	12,436,405
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,723,863

Total Investments in Securities	$12,436,405	$142,409,514	$-	$158,569,782

Other Financial Instruments**
Futures	$100,388	$-	$-	$100,388
Swaps	-	(224,717)	-	(224,717)

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Tax-Exempt Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$24,822,819	$-	$24,822,819
Short Term Investments	96,266	-	-	96,266

Total Investments in Securities	$96,266	$24,822,819	$-	$24,919,085

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Tax-Exempt Fixed Income Fund

Schedule of Investments (Unaudited)

June 30, 2019

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 99.05%
	Alabama - 1.72%
	The Lower Alabama Gas District, Series A, Revenue Bond,
$100,000	5.000%, 09/01/2034	$127,085
225,000	5.000%, 09/01/2046	303,671

		430,756

	Arizona - 3.73%
145,000	Arizona Board of Regents, Prerefunded, Revenue Bond,
	5.000%, 07/01/2028	160,676
55,000	Arizona Board of Regents, Unrefunded, Revenue Bond,
	5.000%, 07/01/2028	60,575
150,000	Arizona Industrial Development Authority, Revenue Bond,
	6.000%, 07/01/2047	168,396
100,000	Phoenix Industrial Development Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2037	115,187
	Pima County Industrial Development Authority, Revenue Bond,
35,000	5.000%, 06/15/2047	35,925
30,000	5.000%, 06/15/2052	30,752
100,000	Salt River Project Agricultural Improvement & Power District, Revenue Bond,
	5.000%, 01/01/2039	121,943
150,000	Salt Verde Financial Corp., Revenue Bond,
	5.000%, 12/01/2037	195,156
40,000	Tempe Industrial Development Authority, Series A, Revenue Bond,
	6.125%, 10/01/2052	45,139

		933,749

	Arkansas - 1.04%
250,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	261,850

	California - 14.50%
300,000	California, GO,
	5.000%, 11/01/2043	339,495
50,000	California, Refunding, GO,
	5.000%, 04/01/2032	67,458
300,000	California Educational Facilities Authority, Revenue Bond,
	5.000%, 05/01/2049	442,641
100,000	California Health Facilities Financing Authority, Series A, Revenue Bond,
	5.000%, 11/15/2031	124,368
100,000	California Municipal Finance Authority, Community Medical Centers, Series A, Revenue Bond,
	5.000%, 02/01/2042	114,695
195,000	California Municipal Finance Authority, Mobile Home Park, Series A, Prerefunded, Revenue Bond,
	6.400%, 08/15/2045	205,789
100,000	California Municipal Finance Authority, Revenue Bond,
	5.000%, 12/31/2047	116,516
250,000	California Pollution Control Financing Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2039	299,042
200,000	California State University, Series A, Revenue Bond,
	5.000%, 11/01/2031	235,716
160,000	California Statewide Communities Development Authority, Series A, Revenue Bond,
	6.125%, 11/01/2033	185,800
300,000	California Statewide Communities Development Authority, Series A, Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	337,419
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond,
	4.000%, 06/01/2031	111,104

	Golden State Tobacco Securitization Corp., Series A-1, Revenue Bond,
100,000	5.000%, 06/01/2024	113,421
125,000	5.000%, 06/01/2047	125,156
130,000	5.250%, 06/01/2047	131,625
250,000	M-S-R Energy Authority, Revenue Bond,
	6.500%, 11/01/2039	377,118
300,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond,
	5.250%, 07/15/2025	306,537

		3,633,900

	Colorado - 3.84%
150,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond,
	4.000%, 12/01/2044	154,047
130,000	Colorado Health Facilities Authority, Revenue Bond,
	8.000%, 08/01/2043	147,602
220,000	Public Authority for Colorado Energy, Revenue Bond,
	6.500%, 11/15/2038	324,388
300,000	Regional Transportation District, Series A, Revenue Bond,
	5.000%, 11/01/2027	335,256

		961,293

	Delaware - 1.15%
35,000	County of Kent, Series A, Revenue Bond,
	5.000%, 07/01/2053	38,806
200,000	Delaware, Series A, Refunding, GO,
	5.000%, 01/01/2027	249,882

		288,688

	Florida - 3.43%
100,000	Florida Development Finance Corp., Transportation District, Revenue Bond,
	6.500%, 01/01/2049 (a)	97,261
145,000	Florida, Series A, Refunding, GO,
	4.000%, 07/01/2033	165,501
225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond,
	5.000%, 04/01/2040	252,871
275,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	286,322
	Palm Beach County Florida Health Facilities Authority, Series A, Revenue Bond,
10,000	7.250%, 06/01/2034	11,237
40,000	7.500%, 06/01/2049	45,177

		858,369

	Georgia - 1.38%
300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond,
	5.000%, 11/01/2040	347,040

	Illinois - 9.07%
65,000	Chicago, Series A, Refunding, GO,
	5.250%, 01/01/2029	71,059
	Chicago Board of Education, Revenue Bond,
100,000	5.000%, 04/01/2042	109,883
100,000	5.000%, 04/01/2046	109,599
100,000	Chicago Board of Education, Series G, Refunding, GO,
	5.000%, 12/01/2044	109,290
100,000	Chicago Board of Education, Series H, GO,
	5.000%, 12/01/2036	110,728
100,000	Chicago Midway International Airport, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2028	113,114
70,000	Chicago Waterworks, Revenue Bond,
	5.000%, 11/01/2028	82,422
	Illinois, GO,
345,000	5.000%, 01/01/2029	386,897
75,000	5.000%, 11/01/2029	85,960
20,000	5.000%, 05/01/2036	21,542
70,000	5.000%, 11/01/2036	77,048
30,000	5.000%, 02/01/2039	32,056
30,000	Illinois, Series A, GO,
	5.000%, 04/01/2038	31,844

160,000	Illinois Finance Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2047	175,656
140,000	Illinois Finance Authority, Series A, Revenue Bond,
	5.000%, 02/15/2047	155,876
100,000	O’Hare International Airport, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2032	114,757
150,000	O’Hare International Airport, Series D, Revenue Bond,
	5.250%, 01/01/2030	167,451
150,000	Sales Tax Securitization Corp., Series A, Revenue Bond,
	5.000%, 01/01/2040	170,229
120,000	Southwestern Illinois Development Authority, Prerefunded, Revenue Bond,
	7.125%, 11/01/2043	148,538

		2,273,949

	Indiana - 2.71%
100,000	Indiana Health Facility Financing Authority, Series 2001A-1, Revenue Bond,
	5.000%, 11/15/2034	116,452
250,000	Indiana Municipal Power Agency, Series A, Prerefunded, Revenue Bond,
	5.250%, 01/01/2032	288,660
125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	138,690
115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	134,664

		678,466

	Iowa - 0.42%
100,000	Iowa Finance Authority, Revenue Bond,
	5.125%, 08/01/2048	104,970

	Louisiana - 0.92%
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	229,478

	Maryland - 0.86%
200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond,
	6.000%, 07/01/2034	215,236

	Massachusetts - 0.51%
100,000	Commonwealth of Massachusetts, GO,
	5.250%, 01/01/2033	128,039

	Michigan - 0.45%
100,000	Royal Oak Hospital Finance Authority, Series D, Refunding, Revenue Bond,
	5.000%, 09/01/2033	111,902

	Minnesota - 3.07%
100,000	Apple Valley Senior Living, Series D, Revenue Bond,
	7.250%, 01/01/2052	102,786
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2030	182,762
150,000	Rochester Health Care & Housing Facility, Series A, Revenue Bond,
	6.875%, 12/01/2048	163,296
300,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (a)	321,597

		770,441

	Mississippi - 0.40%
100,000	Mississippi Business Finance Corp., Revenue Bond,
	1.930%, 11/01/2035 (a)	100,000

	Missouri - 0.83%
200,000	Conley Road Transportation Development District, Revenue Bond,
	5.375%, 05/01/2047	206,802

	Montana - 0.43%
100,000	City of Kalispell, Series A, Revenue Bond,
	5.250%, 05/15/2047	106,555

	Nebraska - 2.71%
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond,
	5.000%, 11/01/2024	150,541

500,000	Omaha Public Power District, Series B, Prerefunded, Revenue Bond,
	5.000%, 02/01/2027	528,845

		679,386

	New Hampshire - 0.52%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	130,922

	New Jersey - 1.68%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond,
	5.250%, 06/15/2030	170,727
100,000	New Jersey Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond,
	5.000%, 06/15/2031	115,429
25,000	South Jersey Port Corp., Series A, Revenue Bond,
	5.000%, 01/01/2049	28,286
100,000	Tobacco Settlement Financing Corp., Series B, Revenue Bond,
	5.000%, 06/01/2046	107,354

		421,796

	New York - 10.78%
225,000	Brooklyn Arena Local Development Corp., Prerefunded, Revenue Bond,
	6.500%, 07/15/2030	231,451
300,000	City of New York, GO,
	4.000%, 10/01/2041	332,040
200,000	City of New York, Series B, GO,
	5.000%, 10/01/2038	240,664
100,000	City of New York, Series E, GO,
	5.000%, 03/01/2041	120,114
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	213,340
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	43,783
100,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bond,
	5.000%, 07/15/2028	128,562
100,000	New York Dormitory Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2035	115,725
100,000	New York Dormitory Authority, Series A, Revenue Bond,
	5.000%, 02/15/2031	122,164
250,000	New York Dormitory Authority, Series B, Revenue Bond,
	5.000%, 07/01/2038	274,605
500,000	New York Environmental Facilities Corp., Series B, Prerefunded, Revenue Bond,
	5.500%, 10/15/2027	646,020
175,000	New York Liberty Development Corp., Refunding, Revenue Bond,
	5.250%, 10/01/2035	232,118

		2,700,586

	North Carolina - 1.41%
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Prerefunded, Revenue Bond,
	5.000%, 01/01/2025	354,595

	Ohio - 3.30%
325,000	Buckeye Tobacco Settlement Financing Authority, Series A, Revenue Bond,
	5.875%, 06/01/2047	318,949
135,000	County of Cuyahoga, Revenue Bond,
	5.250%, 02/15/2047	153,426
200,000	Ohio, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2031	246,760
100,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	108,544

		827,679

	Oregon - 0.51%
100,000	Oregon, Series A, GO,
	5.000%, 05/01/2028	127,658

	Pennsylvania - 2.82%
	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
50,000	4.000%, 04/01/2044	53,588
50,000	5.000%, 04/01/2047	57,987
100,000	Allentown Neighborhood Improvement Zone Development Authority, Revenue Bond,
	5.000%, 05/01/2033	114,492
100,000	Commonwealth Financing Authority, Revenue Bond,
	5.000%, 06/01/2034	119,743
150,000	Pennsylvania Economic Development Financing Authority, Revenue Bond,
	6.750%, 12/01/2053	151,966
200,000	Pennsylvania Higher Educational Facilities Authority, Prerefunded, Revenue Bond,
	5.800%, 07/01/2030	208,704

		706,480

	Puerto Rico - 1.49%
95,000	Puerto Rico Electric Power Authority, Series 2012A-RSA-1, Revenue Bond,
	5.000%, 07/01/2042	74,575
55,000	Puerto Rico Electric Power Authority, Series CCC-RSA-1, Revenue Bond,
	5.250%, 07/01/2027	43,313
80,000	Puerto Rico Electric Power Authority, Series WW-RSA-1, Revenue Bond,
	5.000%, 07/01/2028	62,800
90,000	Puerto Rico Electric Power Authority, Series XX-RSA-1, Revenue Bond,
	5.250%, 07/01/2040	70,875
125,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, Series A1, Revenue Bond,
	4.750%, 07/01/2053	121,820

		373,383

	South Carolina - 2.28%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	460,476
100,000	South Carolina Jobs Economic Development Authority, Revenue Bond,
	5.750%, 06/15/2039	111,863

		572,339

	South Dakota - 0.44%
100,000	South Dakota Educational Enhancement Funding Corp. Tobaccos Settlement, Series B, Revenue Bond,
	5.000%, 06/01/2026	110,718

	Texas - 8.15%
200,000	Central Texas Regional Mobility Authority, Series A, Prerefunded, Revenue Bond,
	6.000%, 01/01/2041	213,584
100,000	Central Texas Turnpike System, Series C, Refunding, Revenue Bond,
	5.000%, 08/15/2029	114,241
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	222,122
200,000	New Hope Cultural Education Facilities Corp., Series A-1, Revenue Bond,
	5.000%, 07/01/2046	226,072
225,000	North Texas Tollway Authority, Refunding, Revenue Bond,
	4.000%, 01/01/2038	239,441
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2029	116,772
100,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bond,
	6.625%, 11/15/2037	114,945
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
200,000	7.500%, 12/31/2031	206,024
200,000	7.500%, 06/30/2033	211,842
85,000	7.000%, 12/31/2038	99,959
115,000	6.750%, 06/30/2043	133,615
100,000	University of Texas, Revenue Bond,
	2.790%, 08/15/2049 (c)	145,046

		2,043,663

	Utah - 2.62%
100,000	Salt Lake City Corp. Airport, Series B, Revenue Bond,
	5.000%, 07/01/2042	118,414
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	537,930

		656,344

	Virginia - 2.30%
1,475,000	Tobacco Settlement Financing Corp., Series C, Revenue Bond,
	8.553%, 06/01/2047 (c)	157,353
300,000	Virginia College Building Educational Facilities Authority, Revenue Bond,
	5.750%, 01/01/2034	419,352

		576,705

	Washington - 2.42%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	354,614
250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond,
	6.375%, 10/01/2036	250,937

		605,551

	Wisconsin - 5.16%
10,000	Wisconsin, Series 2, Prerefunded, GO,
	5.000%, 05/01/2025	11,007
490,000	Wisconsin, Series 2, Unrefunded, GO,
	5.000%, 05/01/2025	539,564
100,000	Wisconsin Health & Educational Facilities Authority, Revenue Bond,
	5.000%, 05/01/2025	112,829
100,000	Wisconsin Health & Educational Facilities Authority, Series C, Revenue Bond,
	7.000%, 07/01/2043	100,163
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
125,000	5.000%, 07/01/2022	130,812
150,000	5.750%, 10/01/2031	155,647
225,000	5.250%, 05/15/2047	243,509

		1,293,531

	Total Municipal Debt Obligations (Cost $23,162,359)	24,822,819

Number of Shares

	SHORT TERM INVESTMENTS - 0.38%
	Money Market Funds - 0.38%
96,266	Government TaxAdvantage Portfolio - Institutional Shares Effective Yield, 2.175% (b)	96,266

	Total Short Term Investments (Cost $96,266)	96,266

	Total Investments (Cost $23,258,625) - 99.43%	24,919,085
	Other Assets and Liabilities - 0.57%	142,328

	TOTAL NET ASSETS - 100.00%	$25,061,413

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security - the rate is determined by the Remarketing Agent.
(b)	Seven-day yield as of June 30, 2019.
(c)	Zero coupon bond. The effective yield is listed.

Glossary of Terms

CMI - California Mortgage Insurance

GO - General Obligation

[779022.NOTE]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$314,334,958	$-	$-	$314,334,958
Investment Companies	14,136,296	-	-	14,136,296
Real Estate Investment Trusts	14,753,462	-	-	14,753,462
Short Term Investments	3,611,825	-	-	3,611,825
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	102,281,947

Total Investments in Securities	$346,836,541	$-	$-	$449,118,488

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$2,468,891	$5,982,277	$-	$8,451,168
Consumer Discretionary	5,046,382	6,353,979	-	11,400,361
Consumer Staples	2,701,791	5,003,286	-	7,705,077
Energy	2,163,730	3,875,702	-	6,039,432
Financials	3,789,825	12,700,727	3,590	16,494,142
Health Care	91,232	1,532,396	-	1,623,628
Industrials	622,858	3,653,537	-	4,276,395
Information Technology	350,948	11,072,858	-	11,423,806
Materials	1,303,928	3,669,093	-	4,973,021
Real Estate	-	1,214,104	-	1,214,104
Utilities	633,697	626,122	-	1,259,819

Total Common Stocks	19,173,282	55,684,081	3,590	74,860,953
Investment Companies	3,935,900	-	-	3,935,900
Preferred Stocks
Consumer Staples	90,820	386,978	-	477,798
Energy	569,679	-	-	569,679
Financials	1,534,545	-	-	1,534,545
Information Technology	-	484,962	-	484,962
Materials	-	-	-	-

[779022.NOTE]2

Utilities	223,543	-	-	223,543

Total Preferred Stocks	2,418,587	871,940	-	3,290,527
Real Estate Investment Trusts	-	117,407	-	117,407
Short Term Investments	524,580	-	-	524,580
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,952,505

Total Investments in Securities	$26,052,349	$56,673,428	$3,590	$85,681,872

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2019	$217,188.00
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Corporate Actions	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(213,598)
Transfers into/(out of) Level 3	-

Balance as of June 30, 2019	$3,590

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019.	$(213,598)

The Level 3 amounts disclosed in the table above consist one security that was fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The table below includes the quantitative information about Level 3 fair value measurements for this security.

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Range/Weighted Average Discount Unobservable Input
Common Stock	$3,590	Market Halt	Last traded price	0.38 HKD	$0

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$57,875,742	$-	$-	$57,875,742
Investment Companies	2,624,531	-	-	2,624,531
Real Estate Investment Trusts	4,833,840	-	-	4,833,840
Rights	-	-	0	0
Short Term Investments	598,899	-	-	598,899
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,918,309

Total Investments in Securities	$65,933,012	$-	0	$85,851,321

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2019	$0
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into/(out of) Level 3	-

Balance as of June 30, 2019	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019.	$-

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$723,900	$9,768,550	$-	$10,492,450
Consumer Discretionary	2,372,064	26,845,412	-	29,217,476
Consumer Staples	2,843,899	27,150,917	-	29,994,816
Energy	2,128,778	9,235,275	-	11,364,053
Financials	6,415,184	30,818,192	-	37,233,376
Health Care	1,168,452	24,900,452	-	26,068,904
Industrials	2,066,747	24,121,579	-	26,188,326
Information Technology	2,535,598	12,086,541	-	14,622,139
Materials	1,726,028	12,625,686	-	14,351,714
Real Estate	262,977	2,391,295	-	2,654,272
Telecommunication Services	54,563	-	-	54,563

Utilities	837,189	5,987,470	-	6,824,659

Total Common Stocks	23,135,379	185,931,369	-	209,066,748

[779022.NOTE]3

Investment Companies	7,929,894	-	-	7,929,894
Participatory Notes	-	132,094	-	132,094
Preferred Stocks
Health Care	-	243,230	-	243,230
Materials	-	256,016	-	256,016

Total Preferred Stocks	-	499,246	-	499,246
Real Estate Investment Trusts	334,993	3,193,616	-	3,528,609
Short Term Investments	1,554,317	-	-	1,554,317
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,593,386

Total Investments in Securities	$32,954,583	$189,756,325	$-	$224,304,294

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$13,396,721	$-	$13,396,721
Collateralized Mortgage Obligations	-	13,857,830	-	13,857,830
Corporate Obligations	-	40,686,946	-	40,686,946
Foreign Government Debt Obligations	-	529,989	-	529,989
Mortgage Backed Securities - U.S. Government Agency	-	47,630,908	-	47,630,908
Municipal Debt Obligations	-	266,984	-	266,984
U.S. Treasury Obligations	-	26,040,136	-	26,040,136

Total Fixed Income	-	142,409,514	-	142,409,514
Swaptions	-	-	-	-
Short Term Investments	12,436,405	-	-	12,436,405
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,723,863

Total Investments in Securities	$12,436,405	$142,409,514	$-	$158,569,782

Other Financial Instruments**
Futures	$100,388	$-	$-	$100,388
Swaps	-	(224,717)	-	(224,717)

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Tax-Exempt Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$24,822,819	$-	$24,822,819
Short Term Investments	96,266	-	-	96,266

Total Investments in Securities	$96,266	$24,822,819	$-	$24,919,085

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

Schedule of Investments (Unaudited)

June 30, 2019

Principal Amount		Value
	ASSET BACKED SECURITIES - 9.86%
395,000	AIMCO CLO
	Series 2015-A, 3.153% (3 Month LIBOR USD + 0.850%, 0.850% Floor), 01/15/2028 (a)(c)	$393,624
410,812	Ally Auto Receivables Trust
	Series 2017-4, 1.750%, 12/15/2021	409,614
395,000	Ally Master Owner Trust
	Series 2018-1, 2.700%, 01/15/2023	397,661
	AmeriCredit Automobile Receivables Trust
54,414	Series 2016-4, 1.530%, 07/08/2021	54,352
301,286	Series 2017-3-A3, 1.900%, 03/18/2022	300,633
400,000	Atrium XII
	Series 2015-12R, 3.108% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (a)(c)	399,103
	Barings CLO, Ltd.
575,000	Series 2013-IA, 3.078% (3 Month LIBOR USD + 0.800%, 0.800% Floor), 01/20/2028 (a)(c)	573,238
250,000	Series 2018-III, 3.228% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 07/20/2029 (a)(c)	248,307
390,000	BlueMountain CLO, Ltd.
	Series 2015-2, 3.230% (3 Month LIBOR USD + 0.930%, 0.930% Floor), 07/19/2027 (a)(c)	389,068
302,980	BMW Vehicle Lease Trust
	Series 2017-2, 2.070%, 10/20/2020	302,928
385,000	Bristol Park CLO, Ltd.
	Series 2016-1, 3.723% (3 Month LIBOR USD + 1.420%, 0.000% Floor), 04/15/2029 (a)(c)	385,089
250,000	Carlyle Global Market Strategies CLO, Ltd.
	Series 2013-2, 3.190% (3 Month LIBOR USD + 0.890%, 0.000% Floor), 01/18/2029 (a)(c)	248,496
6,893	CIG AUTO RECEIVABLES TRUST
	Series 2017-1, 2.710%, 05/15/2023 (c)	6,890
105,000	CNH Equipment Trust
	Series 2018-A, 3.300%, 04/15/2025	108,293
48,961	Credit Suisse ABS Trust
	Series 2018-A, 3.420%, 07/25/2024 (c)(f)	49,053
188,100	Domino’s Pizza Master Issuer LLC
	Series 2018-1, 4.116%, 07/25/2048 (c)(f)	193,708
48,813	Engs Commercial Finance Trust
	Series 2018-1, 2.970%, 02/22/2021 (c)(f)	48,997
169,481	Flagship Credit Auto Trust
	Series 2018-2, 2.970%, 10/17/2022 (c)	170,439
294,730	Ford Credit Auto Lease Trust
	Series 2017-B, 2.030%, 12/15/2020	294,401
295,000	Galaxy XXII CLO, Ltd.
	Series 2016-2, 3.322% (3 Month LIBOR USD + 1.000%, 1.000% Floor), 07/17/2028 (a)(c)	294,206
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 2.751% (3 Month LIBOR USD + 0.230%, 0.230% Floor), 05/25/2036 (a)	96,952
133,454	GM Financial Automobile Leasing Trust
	Series 2017-1, 2.060%, 05/20/2020	133,389
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (c)	310,024
250,000	LCM XX LP
	Series 2015-20R, 3.318% (3 Month LIBOR USD + 1.040%, 1.040% Floor), 10/20/2027 (a)(c)	250,620
320,000	LCM XXII, Ltd.
	Series 21-A, 3.758% (3 Month LIBOR USD + 1.480%, 0.000% Floor), 10/20/2028 (a)	320,815
261,000	Madison Park Funding XI, Ltd.
	Series 2013-11A, 3.419% (3 Month LIBOR USD + 1.160%, 0.000% Floor), 07/23/2029 (a)(c)	261,119
44,968	Marlette Funding Trust
	Series 2018-2, 3.060%, 07/17/2028 (c)(f)	45,027
31,147	Nationstar HECM Loan Trust
	Series 2018-IA, 2.760%, 02/25/2028 (b)(c)	31,131
270,000	Neuberger Berman CLO XX, Ltd.
	Series 2015-20R, 3.103% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 01/18/2028 (a)(c)	268,791
401,000	Neuberger Berman CLO, Ltd.
	Series 2017-16A, 3.153% (3 Month LIBOR USD + 0.850%, 0.000% Floor), 01/18/2028 (a)(c)	399,039
	New Residential Mortgage LLC
223,407	Series 2018-FNT1, 3.610%, 05/25/2023 (c)	223,837
250,246	Series 2018-FNT2, 3.790%, 07/25/2024 (c)	252,122
	NRZ Advance Receivables Trust
136,000	Series 2015-ON1, 3.107%, 12/15/2050 (c)	136,346
120,000	Series 2017-T1, 3.214%, 02/15/2051 (c)(e)	121,476
	NRZ Excess Spread-Collateralized Notes Series
267,339	Series 2018-PLS1, 3.193%, 01/25/2023 (c)	268,739
99,266	Series 2018-PLS2, 3.265%, 02/25/2023 (c)	99,801
	OCP CLO, Ltd.
275,000	Series 2015-8R, 3.153% (3 Month LIBOR USD + 0.850%, 0.000% Floor), 04/17/2027 (a)(c)	274,986
335,000	Series 2015-9R, 3.103% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 07/15/2027 (a)(c)	334,395
	OneMain Financial Issuance Trust
331,000	Series 2018-1A, 3.300%, 03/14/2029 (c)	335,827
120,000	Series 2017-1A, 2.370%, 09/14/2032 (c)	119,794
250,000	OZLM VII, Ltd.
	Series 2014-7R, 3.313% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (a)(c)	248,367
300,000	OZLM XII, Ltd.
	Series 2015-12R, 3.633% (3 Month LIBOR USD + 1.050%, 0.000% Floor), 04/30/2027 (a)(c)	299,630
25,044	Prosper Marketplace Issuance Trust
	Series 2018-IA, 3.110%, 06/17/2024 (c)	25,056
180,000	Regional Management Issuance Trust
	Series 2018-1, 3.830%, 07/15/2027 (c)(f)	180,844
272,000	RMF Buyout Issuance Trust
	Series 2019-1, 2.475%, 07/25/2029 (b)(c)	272,000
250,000	Shackleton CLO, Ltd.
	Series 2014-6, 3.323% (3 Month LIBOR USD + 1.020%, 1.020% Floor), 07/17/2028 (a)(c)	249,475
44,542	Skopos Auto Receivables Trust
	Series 2018-1A, 3.190%, 09/15/2021 (c)(f)	44,571
	SoFi Consumer Loan Program Trust
129,512	Series 2016-2, 3.090%, 10/27/2025 (c)(f)	130,158
45,159	Series 2018-1, 2.550%, 02/25/2027 (c)	45,108
50,816	Series 2018-2, 2.930%, 04/26/2027 (c)	50,878
335,000	Sound Point CLO, Ltd.
	Series 2016-2, 3.253% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 04/16/2029 (a)(c)	332,260
125,000	Springleaf Funding Trust
	Series 2017-A, 2.680%, 07/15/2030 (c)	125,315
395,000	TICP CLO, Ltd.
	Series 2018-3, 3.118% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (a)(c)	392,595
	Voya CLO, Ltd.
264,523	Series 2014-3, 2.996% (3 Month LIBOR USD + 0.720%, 0.000% Floor), 07/25/2026 (a)	263,958
480,000	Series 2015-1, 3.200% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (a)(c)	477,169
78,800	Wendy’s Funding LLC
	Series 2018-1, 3.884%, 03/15/2048 (c)(f)	79,236
230,000	World Omni Auto Receivables Trust
	Series 2017-B, 1.950%, 02/15/2023	229,339
400,000	Z Capital Credit Partners CLO, Ltd.
	Series 2015-1, 3.272% (3 Month LIBOR USD + 0.950%, 0.950% Floor) 07/16/2027 (a)(c)	398,432

	Total Asset Backed Securities (Cost $13,391,242)	13,396,721

	COLLATERALIZED MORTGAGE OBLIGATIONS - 10.20%
186,535	Ajax Mortgage Loan Trust
	Series 2017-B, 3.163%, 09/25/2056 (b)(c)	188,286
	Angel Oak Mortgage Trust I LLC
182,510	Series 2018-3, 3.649%, 09/25/2048 (b)(c)	185,024

186,640	Series 2019-2, 3.628%, 03/25/2049 (b)(c)	189,587
335,000	Series 2019-3, 2.930%, 05/25/2059 (b)(c)	338,900
	Arroyo Mortgage Trust
218,585	Series 2018-1, 3.763%, 04/25/2048 (b)(c)	219,994
328,434	Series 2019-2, 3.347%, 04/25/2049 (b)(c)	333,125
999,701	BANK
	Series 2019-BNK18, 0.907%, 05/17/2062 (b)(e)(j)	73,898
88,596	Bayview Koitere Fund Trust
	Series 2017-RT4, 3.500%, 07/28/2057 (b)(c)	90,784
245,907	Bayview Mortgage Fund IVc Trust
	Series 2017-RT3A, 3.500%, 01/28/2058 (b)(c)	251,484
	Bayview Opportunity Master Fund IVa Trust
227,240	Series 2017-SPL5A, 3.500%, 07/28/2057 (b)(c)	232,113
77,660	Series 2017-SPL1A, 4.000%, 10/28/2064 (b)(c)	80,086
	Bayview Opportunity Master Fund IVb Trust
64,226	Series 2017-SPL3, 4.000%, 11/28/2053 (b)(c)	66,530
84,839	Series 2017-RT6, 3.500%, 10/28/2057 (b)(c)	86,701
132,000	BBCMS Mortgage Trust
	Series 2017-DELC, 3.175% (1 Month LIBOR USD + 0.850%, 0.850% Floor), 08/15/2036 (a)(c)	131,970
325,000	Benchmark Mortgage Trust
	Series 2019-B11, 3.410%, 05/17/2052 (b)(e)	341,410
263,940	BX Commercial Mortgage Trust
	Series 2018-IND, 3.075% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 11/15/2035 (a)(c)	264,428
100,000	CAMB Commercial Mortgage Trust
	Series 2019-LIFE, 3.775% (1 Month LIBOR USD + 1.450%, 1.450% Floor), 12/15/2037 (a)(c)	100,568
30,275	Chase Mortgage Finance Trust
	Series 2007-A1, 4.451%, 02/25/2037 (b)(e)	30,516
82,759	CIM Trust
	Series 2017-7, 3.000%, 04/25/2057 (b)(c)	83,529
	Citigroup Commercial Mortgage Trust
296,312	Series 2016-P3, 3.329%, 04/16/2049	310,003
505,000	Series 2016-P4, 2.902%, 07/12/2049	515,630
	Citigroup Mortgage Loan Trust, Inc.
282,193	Series 2018-R2, 3.500%, 02/25/2058 (b)(c)	284,533
129,253	Series 2018-R, 3.000%, 09/25/2064 (b)(c)	130,797
	COLT Mortgage Loan Trust
95,307	Series 2019-1, 3.705%, 03/25/2049 (b)(c)	97,113
168,903	Series 2019-2, 3.337%, 05/25/2049 (b)(c)	172,151
200,000	Series 2019-3, 2.764%, 08/25/2049 (b)(c)	199,998
120,000	COMM Mortgage Trust
	Series 2013-300P, 4.353%, 08/12/2030 (c)	128,572
	Countrywide Home Loans, Inc.
8,899	Series 2004-HYB6, 4.267%, 11/20/2034 (b)(e)	9,127
87,527	Series 2005-11, 2.866% (1 Month LIBOR USD + 0.600%, 10.500% Cap, 0.300% Floor), 03/25/2035 (a)	78,497
375,000	CSAIL Commercial Mortgage Trust
	Series 2016-C6, 2.960%, 01/15/2049	383,460
41,298	CSMC Trust
	Series 2017-FHA1, 3.250%, 04/25/2047 (b)(c)	41,468
170,505	Deephave Residential Mortgage Trust
	Series 2019-2, 3.558%, 04/25/2059 (b)(c)	172,545
376,047	Four Times Square Trust
	Series 2006-4TS, 5.401%, 12/13/2028 (c)	389,937
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (c)	149,604
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	148,048
35,000	Series 2015-GC34, 3.506%, 10/13/2048	36,971
524,542	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C12, 3.157%, 07/17/2045	530,848
	Mill City Mortgage Loan Trust
266,031	Series 2018-2, 3.500%, 05/25/2058 (b)(c)(e)	272,634
273,838	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	275,600
196,600	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	199,347
295,000	Series 2019-1, 3.250%, 10/25/2069 (b)(c)	301,730
179,288	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 3.286% (1 Month LIBOR USD + 1.020%, 0.680% Floor), 10/25/2033 (a)	178,753
	Morgan Stanley Bank of America Merrill Lynch Trust
315,000	Series 2013-C13, 4.039%, 11/19/2046	337,041
175,000	Series 2016-C29, 3.325%, 05/17/2049	183,060
185,000	Morgan Stanley Capital I Trust
	Series 2014-MP, 3.469%, 08/11/2033 (c)	189,682
	MTRO Commercial Mortgage Trust
100,000	Series 2019-TECH B, 3.425% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 12/15/2033 (a)(c)	100,376
100,000	Series 2019-TECH C, 3.625% (1 Month LIBOR USD + 1.300%, 1.300% Floor), 12/15/2033 (a)(c)	100,376
	New Residential Mortgage Loan Trust
94,100	Series 2016-2, 3.750%, 11/25/2035 (b)(c)	97,684
265,963	Series 2018-4, 3.016% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/27/2048 (a)(c)	266,158
76,119	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	78,994
125,814	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	131,708
112,209	Series 2017-2, 4.000%, 03/25/2057 (b)(c)(e)	117,933
63,288	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	66,255
69,530	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	73,133
74,196	Series 2017-5, 3.766% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	75,692
91,080	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	95,085
197,823	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	207,100
199,351	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	210,743
130,000	OBP Depositor LLC Trust
	Series 2010-OBP, 4.646%, 07/17/2045 (c)	131,484
	SBA Tower Trust
155,000	Series 2014-1-2, 2.898%, 10/15/2044 (c)	155,009
90,000	Series 2017-1, 3.168%, 04/15/2047 (c)	90,760
125,000	Series 2018-1, 3.448%, 03/15/2048 (c)	128,636
75,000	SG Commercial Mortgage Securities Trust
	Series 2016-C5, 3.055%, 10/13/2048	76,776
	Towd Point Mortgage Trust
158,563	Series 2015-6, 2.750%, 04/25/2055 (b)(c)(e)	159,885
61,820	Series 2016-2, 2.750%, 08/25/2055 (b)(c)	62,221
66,075	Series 2016-3, 2.250%, 08/25/2055 (b)(c)	65,857
141,032	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	141,943
67,740	Series 2017-5, 2.866% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (a)(c)	67,714
280,558	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	281,383
66,421	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	66,781
79,685	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	80,251
317,797	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	318,482
100,314	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	101,270
278,701	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	283,042
202,080	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	209,536
	Verus Securitization Trust
173,202	Series 2018-2, 3.677%, 07/25/2058 (b)(c)	174,732
164,752	Series 2019-2, 3.211%, 05/25/2059 (b)(c)	167,359
459,459	Wells Fargo-RBS Commercial Mortgage Trust
	Series 2014-C19, 3.660%, 03/15/2047	467,390

	Total Collateralized Mortgage Obligations (Cost $13,711,237)	13,857,830

	CORPORATE OBLIGATIONS - 29.95%
	Aerospace & Defense - 0.59%
45,000	Lockheed Martin Corp.
	4.090%, 09/15/2052	50,143
	United Technologies Corp.
385,000	3.650%, 08/16/2023	403,480
100,000	3.950%, 08/16/2025	107,923

205,000	3.125%, 05/04/2027	210,794
25,000	4.625%, 11/16/2048	29,196

		801,536

	Airlines - 0.14%
	Delta Air Lines, Inc.
90,000	3.625%, 03/15/2022	91,593
100,000	3.800%, 04/19/2023	102,747

		194,340

	Automobiles - 0.58%
	Ford Motor Co.
40,000	4.346%, 12/08/2026	40,370
70,000	5.291%, 12/08/2046	65,225
	General Motors Co.
15,000	6.250%, 10/02/2043	15,991
55,000	5.200%, 04/01/2045	52,609
175,000	6.750%, 04/01/2046	197,791
130,000	5.400%, 04/01/2048	127,282
45,000	5.950%, 04/01/2049	47,220
35,000	General Motors Financial Co., Inc.
	3.500%, 11/07/2024	34,956
205,000	Volkswagen Group of America Finance LLC
	3.875%, 11/13/2020 (c)	209,400

		790,844

	Banks - 5.76%
	Bank of America Corp.
35,000	2.503%, 10/21/2022	35,102
195,000	3.124% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	197,991
190,000	4.100%, 07/24/2023	202,898
250,000	3.864% (3 Month LIBOR USD + 0.940%), 07/23/2024 (a)(d)	262,731
45,000	4.000%, 01/22/2025	47,364
330,000	3.366% (3 Month LIBOR USD + 0.810%), 01/23/2026 (a)	340,774
85,000	3.559% (3 Month LIBOR USD + 1.060%), 04/23/2027 (a)	88,802
160,000	3.419% (3 Month LIBOR USD + 1.040%), 12/20/2028 (a)	164,778
140,000	3.974% (3 Month LIBOR USD + 1.210%), 02/07/2030 (a)	150,187
100,000	6.110%, 01/29/2037	127,706
165,000	5.000%, 01/21/2044	201,393
200,000	Barclays Plc
	3.932% (3 Month LIBOR USD + 1.610%), 05/07/2025 (a)	203,695
	Citigroup, Inc.
55,000	3.625% (3 Month LIBOR USD + 1.100%), 05/17/2024 (a)	55,551
125,000	3.352% (3 Month LIBOR USD + 0.897%), 04/24/2025 (a)	129,214
280,000	3.700%, 01/12/2026	294,995
155,000	4.300%, 11/20/2026	164,749
35,000	3.520% (3 Month LIBOR USD + 1.151%), 10/27/2028 (a)	36,128
330,000	3.980% (3 Month LIBOR USD + 1.338%), 03/20/2030 (a)(d)	352,751
200,000	Danske Bank AS
	5.375%, 01/12/2024 (c)	216,317
570,000	HSBC Holdings PLC
	3.262% (3 Month LIBOR USD + 1.055%), 03/13/2023 (a)	580,891
	JPMorgan Chase & Co.
80,000	3.513% (3 Month LIBOR USD + 1.230%), 10/24/2023 (a)	81,264
150,000	3.797% (3 Month LIBOR USD + 0.890%), 07/23/2024 (a)	157,402
225,000	3.220% (3 Month LIBOR USD + 1.155%), 03/01/2025 (a)	231,502
170,000	3.300%, 04/01/2026	175,827
90,000	2.950%, 10/01/2026	91,694
195,000	3.960% (3 Month LIBOR USD + 1.245%), 01/29/2027 (a)	208,748
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (a)	318,285
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (a)	83,239
120,000	3.702% (3 Month LIBOR USD + 1.160%), 05/06/2030 (a)(d)	126,630
195,000	PNC Financial Services Group Inc.
	3.450%, 04/23/2029	205,332
245,000	Royal Bank of Canada
	2.800%, 04/29/2022	248,955
235,000	Santander Holdings USA, Inc.
	3.700%, 03/28/2022	240,788
310,000	Toronto-Dominion Bank
	2.650%, 06/12/2024	313,016
200,000	UBS AG
	2.450%, 12/01/2020 (c)	200,332
	Wells Fargo & Co.
150,000	2.625%, 07/22/2022	151,140
120,000	3.000%, 04/22/2026	121,417
135,000	3.000%, 10/23/2026	136,521
285,000	3.584% (3 Month LIBOR USD + 1.310%), 05/22/2028 (a)	297,796
1,000	5.606%, 01/15/2044	1,251
45,000	4.750%, 12/07/2046 (d)	51,369
	Wells Fargo Bank NA
250,000	2.600%, 01/15/2021	251,102
265,000	3.625%, 10/22/2021	272,577

		7,820,204

	Beverages - 1.39%
	Anheuser-Busch InBev Worldwide, Inc.
70,000	3.500%, 01/12/2024	73,164
530,000	3.650%, 02/01/2026	557,728
175,000	4.750%, 01/23/2029	198,820
385,000	5.450%, 01/23/2039	458,947
5,000	3.750%, 07/15/2042	4,776
20,000	4.900%, 02/01/2046	22,303
75,000	4.600%, 04/15/2048	80,406
162,000	4.750%, 04/15/2058	171,602
	Constellation Brands, Inc.
115,000	2.700%, 05/09/2022	115,702
40,000	2.650%, 11/07/2022	40,164
115,000	4.400%, 11/15/2025	125,350
40,000	3.600%, 02/15/2028	41,345

		1,890,307

	Biotechnology - 0.19%
	Amgen, Inc.
45,000	2.650%, 05/11/2022	45,359
125,000	4.400%, 05/01/2045	132,997
80,000	Gilead Sciences, Inc.
	2.500%, 09/01/2023	80,656

		259,012

	Capital Markets - 2.11%
	Morgan Stanley
75,000	2.625%, 11/17/2021 (d)	75,482
195,000	3.737% (3 Month LIBOR USD + 0.847%), 04/24/2024 (a)(d)	203,404
180,000	3.700%, 10/23/2024	190,034
65,000	3.125%, 07/27/2026	66,293
40,000	4.350%, 09/08/2026	42,928
50,000	3.950%, 04/23/2027	52,344
495,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (a)	515,833
15,000	3.971% (3 Month LIBOR USD + 1.455%), 07/22/2038 (a)	15,739
80,000	State Street Corp.
	3.776% (3 Month LIBOR USD + 0.770%), 12/03/2024 (a)	84,365
155,000	The Bank of New York Mellon Corp.
	2.661% (3 Month LIBOR USD + 0.634%), 05/16/2023 (a)	156,338
	The Goldman Sachs Group, Inc.
275,000	2.876% (3 Month LIBOR USD + 0.821%), 10/31/2022 (a)	277,350

55,000	2.905% (3 Month LIBOR USD + 0.990%), 07/24/2023 (a)	55,562
140,000	3.500%, 01/23/2025	144,936
150,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (a)	153,620
255,000	3.691% (3 Month LIBOR USD + 1.510%), 06/05/2028 (a)	263,572
315,000	4.223% (3 Month LIBOR USD + 1.301%), 05/01/2029 (a)	338,115
140,000	6.750%, 10/01/2037	183,345
20,000	6.250%, 02/01/2041	26,856
25,000	Willis North America, Inc.
	3.600%, 05/15/2024	25,840

		2,871,956

	Chemicals - 0.69%
	DuPont de Nemours, Inc.
295,000	4.205%, 11/15/2023	315,989
175,000	4.725%, 11/15/2028 (d)	198,329
20,000	Methanex Corp.
	5.650%, 12/01/2044	19,240
35,000	Nutrien, Ltd.
	4.200%, 04/01/2029	37,879
200,000	SABIC Capital II BV
	4.000%, 10/10/2023 (c)	208,250
150,000	The Sherwin-Williams Co.
	3.450%, 06/01/2027	154,512

		934,199

	Commercial Services & Supplies - 0.16%
55,000	ERAC USA Finance LLC
	7.000%, 10/15/2037 (c)	75,213
	Waste Management, Inc.
105,000	3.200%, 06/15/2026	109,318
35,000	3.450%, 06/15/2029	36,924

		221,455

	Construction & Engineering - 0.07%
95,000	Fluor Corp.
	4.250%, 09/15/2028	98,336

	Consumer Finance - 0.35%
155,000	American Express Co.
	4.200%, 11/06/2025	169,420
	John Deere Capital Corp.
135,000	3.200%, 01/10/2022	138,573
25,000	3.450%, 06/07/2023	26,201
145,000	2.600%, 03/07/2024	146,667

		480,861

	Diversified Financial Services - 0.36%
	BAT Capital Corp.
125,000	3.222%, 08/15/2024	125,910
145,000	4.390%, 08/15/2037	137,647
160,000	GlaxoSmithKline Capital, Inc.
	3.625%, 05/15/2025	170,208
45,000	Shell International Finance BV
	4.375%, 05/11/2045	51,875

		485,640

	Diversified Telecommunication Services - 1.16%
	AT&T, Inc.
60,000	2.950%, 07/15/2026	59,675
170,000	3.800%, 02/15/2027	177,199
20,000	4.100%, 02/15/2028	21,179
190,000	4.350%, 03/01/2029	204,820
175,000	4.500%, 05/15/2035	183,477
125,000	6.350%, 03/15/2040	154,199
155,000	4.750%, 05/15/2046	163,945
	Verizon Communications, Inc.
160,000	4.125%, 03/16/2027	174,164
140,000	4.500%, 08/10/2033	157,854
60,000	5.250%, 03/16/2037	71,867
20,000	4.812%, 03/15/2039	23,032
155,000	4.862%, 08/21/2046	180,724
3,000	4.672%, 03/15/2055	3,407

		1,575,542

	Electric Utilities - 1.61%
65,000	Alabama Power Co.
	2.450%, 03/30/2022	65,308
80,000	Dominion Energy South Carolina, Inc.
	4.250%, 08/15/2028	89,125
	Duke Energy Carolinas LLC
45,000	2.500%, 03/15/2023	45,435
118,000	5.300%, 02/15/2040	147,279
60,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	70,979
100,000	Duke Energy Ohio, Inc.
	3.650%, 02/01/2029	107,440
235,000	Duke Energy Progress LLC
	4.150%, 12/01/2044	254,726
185,000	Exelon Corp.
	2.450%, 04/15/2021	185,010
20,000	Fortis, Inc.
	2.100%, 10/04/2021	19,835
	Georgia Power Co.
187,000	2.000%, 09/08/2020	185,985
85,000	2.400%, 04/01/2021	85,089
135,000	4.750%, 09/01/2040	147,389
160,000	NextEra Energy Capital Holdings, Inc.
	3.150%, 04/01/2024	164,610
210,000	Oglethorpe Power Corp.
	5.050%, 10/01/2048	243,262
20,000	Oncor Electric Delivery Co. LLC
	5.750%, 03/15/2029	24,741
110,000	Sierra Pacific Power Co.
	2.600%, 05/01/2026	109,156
31,000	South Carolina Electric & Gas Co.
	5.100%, 06/01/2065	38,729
	The Southern Co.
20,000	2.950%, 07/01/2023	20,313
160,000	3.250%, 07/01/2026	162,626
25,000	4.400%, 07/01/2046	26,430

		2,193,467

	Entertainment - 0.16%
	Viacom, Inc.
125,000	4.250%, 09/01/2023 (d)	132,322
90,000	4.375%, 03/15/2043	88,225

		220,547

	Equity Real Estate Investment Trusts (REITs) - 0.03%
45,000	HCP, Inc.
	3.250%, 07/15/2026	45,393

	Food & Staples Retailing - 0.20%
260,000	Walmart, Inc.
	3.400%, 06/26/2023	273,447

	Food Products - 0.49%
	Conagra Brands, Inc.
100,000	4.300%, 05/01/2024	106,154
20,000	4.600%, 11/01/2025 (d)	21,789

185,000	Kraft Heinz Foods Co.
	5.000%, 07/15/2035	194,363
325,000	Nestle Holdings, Inc.
	3.350%, 09/24/2023 (c)	339,022

		661,328

	Gas Utilities - 0.01%
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023	9,981

	Health Care Equipment & Supplies - 0.54%
	Becton Dickinson and Co.
205,000	3.125%, 11/08/2021	208,074
128,000	3.700%, 06/06/2027	133,771
180,000	Boston Scientific Corp.
	4.000%, 03/01/2028	194,030
	Shire Acquisitions Investments Ireland Designated Activity Co.
70,000	2.400%, 09/23/2021	69,938
125,000	2.875%, 09/23/2023	126,309

		732,122

	Health Care Providers & Services - 1.68%
110,000	Aetna, Inc.
	2.800%, 06/15/2023	110,736
210,000	Anthem, Inc.
	3.650%, 12/01/2027	218,495
215,000	Cardinal Health, Inc.
	3.200%, 03/15/2023	217,888
	Cigna Corp.
115,000	4.125%, 11/15/2025 (c)	122,566
455,000	4.375%, 10/15/2028 (c)(d)	491,307
	Cigna Holding Co.
110,000	3.050%, 10/15/2027	108,986
25,000	3.875%, 10/15/2047	23,312
	CVS Health Corp.
160,000	4.100%, 03/25/2025	168,864
59,000	3.875%, 07/20/2025	61,656
165,000	2.875%, 06/01/2026	161,931
55,000	5.125%, 07/20/2045	58,743
125,000	5.050%, 03/25/2048	133,345
135,000	HCA, Inc.
	4.125%, 06/15/2029	139,054
60,000	Humana, Inc.
	2.500%, 12/15/2020	60,052
	UnitedHealth Group, Inc.
65,000	3.700%, 12/15/2025	69,281
135,000	3.950%, 10/15/2042	141,777

		2,287,993

	Hotels, Restaurants & Leisure - 0.25%
100,000	GLP Capital LP / GLP Financing II, Inc.
	5.300%, 01/15/2029	108,150
	McDonald’s Corp.
115,000	3.350%, 04/01/2023	119,441
20,000	4.600%, 05/26/2045	22,125
15,000	4.875%, 12/09/2045	17,245
65,000	Starbucks Corp.
	3.800%, 08/15/2025	69,426

		336,387

	Industrial Conglomerates - 0.36%
	Mylan, Inc.
80,000	4.550%, 04/15/2028 (d)	78,528
45,000	5.200%, 04/15/2048	41,624
345,000	NXP BV / NXP Funding LLC
	4.875%, 03/01/2024 (c)	370,175

		490,327

	Insurance - 0.49%
135,000	Berkshire Hathaway Finance Corp.
	4.200%, 08/15/2048	151,234
45,000	CNA Financial Corp.
	3.450%, 08/15/2027	45,830
	Marsh & McLennan Cos, Inc.
30,000	3.500%, 12/29/2020	30,511
110,000	3.875%, 03/15/2024	116,808
65,000	4.375%, 03/15/2029 (d)	71,773
60,000	4.750%, 03/15/2039	68,945
70,000	Marsh & McLennan Cos., Inc.
	4.050%, 10/15/2023	73,908
8,000	Massachusetts Mutual Life Insurance Co.
	8.875%, 06/01/2039 (c)	13,139
40,000	New York Life Global Funding
	2.000%, 04/13/2021 (c)	39,887
55,000	Trinity Acquisition PLC
	4.400%, 03/15/2026	58,546

		670,581

	Internet & Direct Marketing Retail - 0.80%
	Alibaba Group Holding, Ltd.
200,000	3.400%, 12/06/2027	203,369
200,000	4.200%, 12/06/2047	210,633
	Amazon.com, Inc.
15,000	2.800%, 08/22/2024	15,504
150,000	3.875%, 08/22/2037	165,640
60,000	4.950%, 12/05/2044	75,739
400,000	Tencent Holdings Ltd.
	3.975%, 04/11/2029 (c)	418,466

		1,089,351

	IT Services - 0.76%
70,000	Fidelity National Information Services, Inc.
	4.250%, 05/15/2028	76,388
135,000	Fiserv, Inc.
	3.200%, 07/01/2026	138,005
	International Business Machines Corp.
100,000	3.000%, 05/15/2024	102,769
250,000	3.300%, 05/15/2026	259,368
250,000	3.500%, 05/15/2029	261,885
	Visa, Inc.
160,000	3.150%, 12/14/2025	167,985
20,000	4.300%, 12/14/2045	23,723

		1,030,123

	Life Sciences Tools & Services - 0.13%
	Thermo Fisher Scientific, Inc.
160,000	3.000%, 04/15/2023	164,181
10,000	2.950%, 09/19/2026	10,065

		174,246

	Machinery - 0.09%
35,000	Fortive Corp.
	2.350%, 06/15/2021	34,943
90,000	Parker-Hannifin Corp.
	2.700%, 06/14/2024	91,190

		126,133

	Media - 1.55%
	Charter Communications Operating LLC / Charter Communications Operating Capital
115,000	4.464%, 07/23/2022	120,882
40,000	4.908%, 07/23/2025	43,460
230,000	3.750%, 02/15/2028	231,837
150,000	5.375%, 05/01/2047	158,533
55,000	5.750%, 04/01/2048	60,924
	Comcast Corp.
165,000	3.375%, 08/15/2025 (d)	172,711
55,000	3.950%, 10/15/2025	59,385
240,000	3.150%, 03/01/2026	248,597
35,000	2.350%, 01/15/2027	34,165
55,000	4.250%, 10/15/2030	61,433
35,000	3.200%, 07/15/2036	34,056
125,000	4.600%, 10/15/2038	143,373
25,000	4.950%, 10/15/2058	30,560
80,000	Cox Communications, Inc.
	3.150%, 08/15/2024 (c)	81,160
	Discovery Communications, LLC
41,000	2.800%, 06/15/2020	41,089
45,000	3.800%, 03/13/2024	46,735
28,000	3.950%, 06/15/2025	29,040
180,000	4.900%, 03/11/2026 (d)	197,305
180,000	3.950%, 03/20/2028 (d)	185,468
15,000	5.300%, 05/15/2049	16,166
35,000	Fox Corp.
	3.666%, 01/25/2022 (c)	36,183
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	31,513
50,000	4.500%, 09/15/2042	46,822

		2,111,397

	Metals & Mining - 0.09%
100,000	Vale Overseas, Ltd.
	6.875%, 11/10/2039	120,520

	Multi-Utilities - 0.57%
	Berkshire Hathaway Energy Co.
50,000	3.250%, 04/15/2028	51,698
65,000	6.125%, 04/01/2036	87,084
175,000	CenterPoint Energy, Inc.
	2.500%, 09/01/2022	175,300
	Dominion Energy, Inc.
160,000	2.579%, 07/01/2020 (b)(e)	159,803
240,000	2.850%, 08/15/2026	238,068
25,000	4.250%, 06/01/2028	27,215
40,000	DTE Energy Co.
	1.500%, 10/01/2019	39,906

		779,074

	Oil, Gas & Consumable Fuels - 2.70%
40,000	Anadarko Petroleum Corp.
	4.500%, 07/15/2044	41,033
120,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp.
	4.250%, 12/01/2027	126,976
315,000	BP Capital Markets America, Inc.
	3.790%, 02/06/2024	333,751
	Canadian Natural Resources, Ltd.
80,000	3.800%, 04/15/2024	83,700
170,000	3.900%, 02/01/2025	177,609
25,000	3.850%, 06/01/2027 (d)	25,978
15,000	6.500%, 02/15/2037	18,737
165,000	Cimarex Energy Co.
	4.375%, 03/15/2029	175,579
280,000	Encana Corp.
	3.900%, 11/15/2021	286,903
	Energy Transfer Operating LP
60,000	4.200%, 09/15/2023	62,946
85,000	4.500%, 04/15/2024	90,510
90,000	5.250%, 04/15/2029	100,645
35,000	6.250%, 04/15/2049	41,527
225,000	Enterprise Products Operating LLC
	4.800%, 02/01/2049 (d)	250,049
	Hess Corp.
45,000	5.600%, 02/15/2041	48,477
75,000	5.800%, 04/01/2047	83,393
165,000	Marathon Oil Corp.
	3.850%, 06/01/2025 (d)	171,209
25,000	Marathon Petroleum Corp.
	3.800%, 04/01/2028	25,432
	MPLX LP
50,000	4.000%, 03/15/2028 (d)	51,829
100,000	5.200%, 03/01/2047	107,646
30,000	4.700%, 04/15/2048	30,772
93,000	Noble Energy, Inc.
	5.050%, 11/15/2044	99,075
	Petroleos Mexicanos
40,000	6.500%, 01/23/2029	38,800
122,000	6.750%, 09/21/2047	108,946
50,000	Sabine Pass Liquefaction LLC
	4.200%, 03/15/2028	52,680
200,000	Saudi Arabian Oil Co.
	2.875%, 04/16/2024 (c)	201,439
85,000	Suncor Energy, Inc.
	3.600%, 12/01/2024	88,743
	Sunoco Logistics Partners Operations LP
5,000	5.300%, 04/01/2044	5,152
5,000	5.350%, 05/15/2045	5,208
40,000	Texas Eastern Transmission LP
	3.500%, 01/15/2028 (c)	40,684
	TransCanada PipeLines, Ltd.
50,000	4.750%, 05/15/2038	54,896
10,000	6.100%, 06/01/2040	12,390
145,000	5.100%, 03/15/2049	168,258
40,000	Transcontinental Gas Pipe Line Co. LLC
	4.000%, 03/15/2028	41,785
160,000	Valero Energy Partners LP
	4.500%, 03/15/2028	169,825
	Western Midstream Operating LP
135,000	4.500%, 03/01/2028	134,910
100,000	4.750%, 08/15/2028	101,243
10,000	5.500%, 08/15/2048	9,506

		3,668,241

	Pharmaceuticals - 0.86%
135,000	Allergan Funding SCS
	3.450%, 03/15/2022	137,887
230,000	Bayer US Finance II LLC
	4.250%, 12/15/2025 (c)	243,553
	Bristol-Myers Squibb Co.
30,000	3.200%, 06/15/2026 (c)	31,196
75,000	3.400%, 07/26/2029 (c)(d)	78,589
195,000	GlaxoSmithKline Capital PLC
	2.875%, 06/01/2022	198,473
	Johnson & Johnson
155,000	2.625%, 01/15/2025	158,153

75,000	3.550%, 03/01/2036	79,464
55,000	3.625%, 03/03/2037	58,904
135,000	Merck & Co, Inc.
	3.400%, 03/07/2029	143,814
35,000	Mylan NV
	5.250%, 06/15/2046	32,703

		1,162,736

	Road & Rail - 0.40%
110,000	CSX Corp.
	3.250%, 06/01/2027	113,673
135,000	Penske Truck Leasing Co Lp / PTL Finance Corp.
	3.450%, 07/01/2024 (c)	139,211
	Union Pacific Corp.
65,000	3.700%, 03/01/2029 (d)	69,994
50,000	4.375%, 09/10/2038	55,490
160,000	4.100%, 09/15/2067	160,250

		538,618

	Semiconductors & Semiconductor Equipment - 0.97%
	Broadcom Corp / Broadcom Cayman Finance, Ltd.
205,000	3.625%, 01/15/2024	207,083
90,000	3.125%, 01/15/2025	88,024
205,000	3.875%, 01/15/2027	201,068
345,000	Broadcom, Inc.
	3.125%, 04/15/2021 (c)	347,351
14,000	Intel Corp.
	3.734%, 12/08/2047	14,663
135,000	Microchip Technology, Inc.
	4.333%, 06/01/2023	140,895
300,000	Micron Technology, Inc.
	4.975%, 02/06/2026 (d)	315,550

		1,314,634

	Software - 0.35%
155,000	Microsoft Corp.
	4.450%, 11/03/2045	186,141
	Oracle Corp.
115,000	4.300%, 07/08/2034	131,052
25,000	3.900%, 05/15/2035	27,107
50,000	3.800%, 11/15/2037	53,137
75,000	salesforce.com, Inc.
	3.250%, 04/11/2023	77,893

		475,330

	Specialty Retail - 0.18%
	Home Depot, Inc.
140,000	3.350%, 09/15/2025	148,057
55,000	5.875%, 12/16/2036	73,070
5,000	3.500%, 09/15/2056	4,944
25,000	Lowe’s Cos., Inc.
	3.700%, 04/15/2046	23,582

		249,653

	Technology Hardware, Storage & Peripherals - 0.05%
	Apple, Inc.
5,000	3.000%, 02/09/2024	5,168
20,000	3.350%, 02/09/2027	21,019
40,000	3.450%, 02/09/2045	39,926
5,000	Hewlett Packard Enterprise Co.
	6.350%, 10/15/2045	5,548

		71,661

	Tobacco - 0.56%
	Altria Group, Inc.
75,000	4.400%, 02/14/2026	80,317
145,000	2.625%, 09/16/2026	139,210
80,000	4.800%, 02/14/2029 (d)	86,135
40,000	4.250%, 08/09/2042	37,046
45,000	5.375%, 01/31/2044	48,335
165,000	3.875%, 09/16/2046	146,881
40,000	5.950%, 02/14/2049	45,720
170,000	Philip Morris International, Inc.
	2.625%, 03/06/2023	171,743

		755,387

	Water Utilities - 0.11%
140,000	American Water Capital Corp.
	3.750%, 09/01/2028	148,842

	Wireless Telecommunication Services - 0.39%
205,000	Telefonica Emisiones SA
	4.895%, 03/06/2048	216,850
285,000	Vodafone Group PLC
	4.375%, 05/30/2028	308,345

		525,195

	Total Corporate Obligations (Cost $38,568,422)	40,686,946

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.39%
66,000	Hungary Government International Bond
	6.375%, 03/29/2021	70,551
400,000	Qatar Government International Bond
	4.817%, 03/14/2049 (c)	459,438

	Total Foreign Government Debt Obligations (Cost $469,197)	529,989

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 35.06%
	Federal Home Loan Mortgage Corp.
22,626	Pool #D9-6291 4.500%, 09/01/2023	23,657
57,056	Pool #G1-3624 5.000%, 08/01/2024	58,819
82,000	Series K-068, 3.244%, 08/25/2027	86,762
142,978	Series 2329, 6.500%, 06/15/2031	160,563
65,172	Series 2338, 6.500%, 07/15/2031	73,915
108,959	Pool #78-0447 4.813% (1 Year CMT Rate + 2.250%, 9.307% Cap, 0.000% Floor), 04/01/2033 (a)	115,202
101	Pool #A4-3129 5.500%, 02/01/2036	110
69,142	Series 3883, 3.000%, 05/15/2041	71,552
264,016	Series 4139, 2.500%, 11/15/2041	266,657
452,600	Pool #U9-0688 4.000%, 05/01/2042	477,816
1,900,000	Pool #TBA 3.500%, 07/15/2042 (e)	1,943,863
1,200,000	Pool #TBA 3.000%, 07/15/2043 (e)	1,211,039
669,083	Pool #Q4-9389 3.500%, 07/01/2047	691,645
621,014	Pool #Q5-2093 3.500%, 11/01/2047	639,939
	Federal National Mortgage Association
7,721	Series 2014-C01, 3.866% (1 Month LIBOR USD + 1.600%), 01/25/2024 (a)	7,731
412,903	Pool #AJ8325 3.000%, 12/01/2026	422,328
870,000	Pool #AN8322 3.190%, 02/01/2028	916,702
1,026,581	Pool #AN8695 3.550%, 03/01/2028	1,105,204
3,268	Pool #544859 2.943% (11th District Cost of Funds Index + 1.799%, 14.713% Cap, 1.799% Floor), 08/01/2029 (a)	3,259
147,987	Series 2018-C04, 3.016% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 12/26/2030 (a)	148,279
64,847	Pool #BC4938 2.500%, 04/01/2031	65,386
110,623	Pool #786848 7.000%, 10/01/2031	126,959
3,515	Pool #727181 5.000%, 08/01/2033	3,819
1,587	Pool #730727 5.000%, 08/01/2033	1,724
480	Pool #741862 5.500%, 09/01/2033	534
587	Pool #766197 5.500%, 02/01/2034	652
120	Pool #776974 5.500%, 04/01/2034	134
85,224	Pool #888504 4.566% (1 Year CMT Rate + 2.066%, 9.259% Cap, 2.066% Floor), 04/01/2034 (a)	90,007
276,357	Pool #MA1870 4.500%, 04/01/2034	294,137
4,549	Pool #775776 5.500%, 05/01/2034	5,033

127,415	Pool #802783 4.446% (12 Month LIBOR USD + 1.612%, 10.242% Cap, 1.612% Floor), 10/01/2034 (a)	133,365
3,679	Pool #781629 5.500%, 12/01/2034	4,083
5,413	Pool #822815 5.500%, 04/01/2035	6,009
4,538	Pool #357850 5.500%, 07/01/2035	5,043
2,861	Pool #820242 5.000%, 07/01/2035	3,125
756	Pool #838452 5.500%, 09/01/2035	839
3,820	Pool #865854 6.000%, 03/01/2036	4,257
6,515	Pool #891474 6.000%, 04/01/2036	7,386
5,507	Pool #906000 6.000%, 01/01/2037	6,236
52	Pool #928062 5.500%, 02/01/2037	58
61	Pool #899119 5.500%, 04/01/2037	65
449,778	Pool #AS9772 3.500%, 06/01/2037	466,010
129	Pool #970131 5.500%, 03/01/2038	140
99	Pool #985108 5.500%, 07/01/2038	109
52	Pool #964930 5.500%, 08/01/2038	56
55	Pool #987032 5.500%, 08/01/2038	60
94	Pool #968371 5.500%, 09/01/2038	102
32	Pool #993050 5.500%, 12/01/2038	36
18,013	Pool #993579 4.000%, 05/01/2039	18,998
3,492	Pool #AA5840 4.000%, 06/01/2039	3,684
49,809	Pool #AA8715 4.000%, 06/01/2039	52,890
177,710	Pool #AD0586 4.500%, 12/01/2039	191,746
486,352	Pool #AD4062 5.000%, 05/01/2040	528,797
429,330	Pool #AD6929 5.000%, 06/01/2040	466,534
400,000	Pool #TBA 4.000%, 07/01/2040 (e)	413,445
10,942	Pool #AD9896 4.000%, 08/01/2040	11,544
13,155	Pool #AB1500 4.000%, 09/01/2040	13,880
12,100	Pool #AD9856 4.000%, 09/01/2040	12,766
8,160	Pool #AE2559 4.000%, 09/01/2040	8,610
2,937	Pool #AE2562 4.000%, 09/01/2040	3,099
3,513	Pool #AE2566 4.000%, 09/01/2040	3,690
24,098	Pool #AE4124 4.000%, 10/01/2040	25,426
13,518	Pool #AE4888 4.000%, 10/01/2040	14,262
20,402	Pool #AE3916 4.000%, 11/01/2040	21,526
2,822	Pool #AE5147 4.000%, 11/01/2040	2,978
35,417	Pool #AE8715 4.000%, 11/01/2040	37,369
4,005	Pool #AH0006 4.000%, 12/01/2040	4,224
11,132	Pool #AH0020 4.000%, 12/01/2040	11,746
20,485	Pool #AH0599 4.000%, 12/01/2040	21,614
7,241	Pool #AH0601 4.000%, 12/01/2040	7,640
14,391	Pool #AH1263 4.000%, 01/01/2041	15,184
61,480	Pool #AL5233 4.000%, 01/01/2041	64,836
4,950	Pool #AH4659 4.000%, 02/01/2041	5,223
70,326	Pool #AH5653 4.000%, 02/01/2041	74,202
91,059	Pool #AL0934 5.000%, 02/01/2041	99,005
137,897	Pool #AD1889 4.500%, 03/01/2041	148,171
9,026	Pool #AH6150 4.000%, 03/01/2041	9,524
86,316	Pool #AL0215 4.500%, 04/01/2041	92,493
68,304	Pool #AL0187 5.000%, 05/01/2041	74,264
11,960	Pool #AL0456 5.000%, 06/01/2041	12,994
2,300,000	Pool #TBA 4.500%, 07/15/2041 (e)	2,403,747
53,230	Pool #AI8842 4.500%, 08/01/2041	57,197
30,489	Pool #AL0815 4.000%, 09/01/2041	32,562
59,913	Series 2012-21, 2.000%, 09/25/2041	59,734
10,902	Pool #AJ1562 4.000%, 10/01/2041	11,657
11,088	Pool #AJ1972 4.000%, 10/01/2041	11,798
544,298	Pool #AJ2212 4.500%, 10/01/2041	584,866
16,062	Pool #AJ4756 4.000%, 10/01/2041	17,147
14,578	Pool #AJ3330 4.000%, 11/01/2041	15,589
13,890	Pool #AJ4549 4.000%, 11/01/2041	14,853
11,422	Pool #AJ4698 4.000%, 11/01/2041	12,214
22,905	Pool #AJ5424 4.000%, 11/01/2041	24,466
8,804	Pool #AJ7840 4.000%, 11/01/2041	9,414
14,288	Pool #AB3995 4.000%, 12/01/2041	15,278
13,924	Pool #AI0848 4.000%, 12/01/2041	14,889
12,190	Pool #AJ4187 4.000%, 12/01/2041	13,013
13,905	Pool #AJ5736 4.000%, 12/01/2041	14,836
8,557	Pool #AJ5968 4.000%, 12/01/2041	9,029
16,774	Pool #AJ6061 4.000%, 12/01/2041	17,936
10,542	Pool #AJ7868 4.000%, 12/01/2041	11,273
25,275	Pool #AJ8104 4.000%, 12/01/2041	27,012
15,960	Pool #AJ8109 4.000%, 12/01/2041	17,066
9,036	Pool #AJ8171 4.000%, 12/01/2041	9,661
17,675	Pool #AJ8341 4.000%, 12/01/2041	18,900
28,024	Pool #AJ8436 4.000%, 12/01/2041	29,966
10,872	Pool #AJ8912 4.000%, 12/01/2041	11,626
13,650	Pool #AJ9248 4.000%, 12/01/2041	14,596
116,239	Series 2012-18, 2.000%, 12/25/2041	116,636
125,720	Series 2012-75, 2.500%, 12/25/2041	127,360
13,155	Pool #AJ2446 4.000%, 01/01/2042	13,880
18,030	Pool #AJ7538 4.000%, 01/01/2042	19,279
5,751	Pool #AJ8001 4.000%, 01/01/2042	6,068
15,876	Pool #AJ8369 4.000%, 01/01/2042	16,948
14,302	Pool #AJ9162 4.000%, 01/01/2042	15,285
84,568	Pool #AJ9330 4.000%, 01/01/2042	90,428
8,847	Pool #AJ9779 4.000%, 01/01/2042	9,273
14,444	Pool #AK0170 4.000%, 01/01/2042	15,445
31,305	Pool #AK0543 4.000%, 01/01/2042	33,475
12,688	Pool #AK0563 4.000%, 01/01/2042	13,567
23,684	Pool #AK1827 4.000%, 01/01/2042	25,325
303,436	Pool #AL2752 5.000%, 03/01/2042	329,658
69,544	Series 2012-52, 3.500%, 05/25/2042	72,982
72,074	Pool #AB5529 4.000%, 07/01/2042	75,964
7,367,000	Pool #TBA 3.000%, 07/15/2042 (e)	7,430,454
173,315	Pool #AB6228 3.500%, 09/01/2042	179,994
200,878	Series #415, 3.000%, 11/01/2042	204,014
351,064	Pool #AQ9316 2.500%, 01/01/2043	350,106
163,355	Series 2015-48, 3.000%, 02/25/2043	166,396
916,113	Pool #AT2720 3.000%, 05/01/2043	934,436
716,625	Pool #AT5900 3.000%, 06/01/2043	729,197
400,391	Pool #AU1625 3.500%, 07/01/2043	415,895
183,548	Series 2017-26, 3.500%, 07/25/2044	190,349
172,486	Series 2018-38, 3.500%, 03/25/2045	176,369
581,530	Pool #AS5469 4.000%, 07/01/2045	607,927
693,529	Pool #AZ0832 4.000%, 07/01/2045	725,716
134,374	Pool #AS5597 3.500%, 08/01/2045	138,634
47,368	Series 2016-38, 3.000%, 01/25/2046	48,369
106,630	Series 2016-11, 2.500%, 03/25/2046	108,140
815,434	Pool #AS7170 3.500%, 05/01/2046	840,780
825,612	Pool #AS7242 3.500%, 05/01/2046	851,148
603,731	Pool #BC9468 3.000%, 06/01/2046	611,989
721,523	Pool #AS7492 4.000%, 07/01/2046	755,893
518,250	Pool #AS8947 3.500%, 03/01/2047	535,366
97,709	Series 2017-34, 3.000%, 05/25/2047	99,782
120,166	Pool #MA3038 4.500%, 06/01/2047	126,708
147,379	Series 2017-72, 3.000%, 09/25/2047	150,294
153,348	Series 2017-72, 3.000%, 09/25/2047	156,389
196,253	Series 2018-80, 3.500%, 12/25/2047	203,350
91,847	Series 2018-77, 3.500%, 02/25/2048	96,631
139,324	Series 2018-23, 3.500%, 04/25/2048	148,128

3,106,179	Pool #BN5279 4.000%, 02/01/2049	3,235,065
169,437	Series 2019-07, 3.500%, 03/25/2049	177,814
171,122	Series 2019-14, 3.500%, 04/25/2049	178,897
169,608	Series 2019-15, 3.500%, 05/25/2053	177,104
235,741	Series 2018-72, 3.500%, 07/25/2054	243,423
177,986	Series 2017-96, 3.000%, 12/25/2054	182,861
85,455	Series 2018-19, 3.500%, 05/25/2056	89,310
176,560	Series 2018-70, 3.500%, 10/25/2056	184,665
172,671	Series 2019-07, 3.500%, 11/25/2057	180,360
178,871	Series 2019-12, 3.500%, 11/25/2057	186,824
162,215	Series 2019-28, 3.500%, 06/25/2059	169,552
	Government National Mortgage Association
10,924	Pool #614436X 5.000%, 08/15/2033	11,439
31,931	Pool #736686X 5.000%, 02/15/2039	35,143
589,013	Pool #723248X 5.000%, 10/15/2039	648,550
1,500,000	Pool #TBA 4.500%, 07/15/2041 (e)	1,563,735
300,246	Pool #783403X 3.500%, 09/15/2041	311,830
185,775	Series 2013-37, 2.000%, 01/20/2042	183,535
500,000	Pool #TBA 3.500%, 07/15/2042 (e)	516,683
1,300,000	Pool #TBA 4.000%, 07/15/2042 (e)	1,347,734
400,000	Pool #TBA 3.500%, 08/15/2043 (e)	412,906
800,000	Pool #TBA 3.000%, 07/15/2045 (e)	817,594
1,000,000	Pool #TBA 3.500%, 07/15/2045 (e)	1,033,086
124,839	Pool #MA4587M 4.000%, 07/20/2047	130,318
317,368	Pool #MA4652M 3.500%, 08/20/2047	328,257
624,709	Pool #MA4778M 3.500%, 10/20/2047	646,005
460,922	Pool #MA4779M 4.000%, 10/20/2047	480,691
562,317	Pool #MA4780M 4.500%, 10/20/2047	590,406

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $46,842,625)	47,630,908

	MUNICIPAL DEBT OBLIGATIONS - 0.20%
65,000	California, GO,
	7.550%, 04/01/2039	103,029
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	6.899%, 12/01/2040	142,398
15,000	University of California Medical Center, Series H Revenue Bond,
	6.548%, 05/15/2048	21,557

	Total Municipal Debt Obligations (Cost $238,355)	266,984

	U.S. TREASURY OBLIGATIONS - 19.17%
	U.S. Treasury Bonds - 10.87%
682,936	0.625%, 01/15/2026 (i)	699,607
3,167,470	0.375%, 07/15/2027 (g)(i)	3,198,095
470,608	0.875%, 01/15/2029 (i)	495,562
1,690,000	3.125%, 11/15/2041	1,892,008
750,000	3.125%, 02/15/2043	836,528
545,000	3.625%, 08/15/2043	657,981
1,830,000	3.750%, 11/15/2043	2,253,152
725,000	3.625%, 02/15/2044	876,230
240,000	3.000%, 11/15/2045	262,706
2,365,000	2.500%, 05/15/2046	2,351,882
255,000	3.000%, 02/15/2047	279,713
215,000	3.000%, 02/15/2048	235,580
650,000	3.125%, 05/15/2048	729,511
	U.S. Treasury Notes - 8.30%
865,000	2.000%, 02/15/2022 (g)	871,268
2,565,000	2.375%, 08/15/2024	2,640,647
1,707,000	2.000%, 02/15/2025	1,724,770
2,190,000	2.875%, 05/31/2025	2,319,261
1,870,000	2.875%, 08/15/2028	2,009,812
1,555,000	3.125%, 11/15/2028	1,705,823

	Total U.S. Treasury Obligations (Cost $24,597,924)	26,040,136

	SHORT TERM INVESTMENTS - 9.15%
	Money Market Funds - 9.15%
12,436,405	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.34% (h)	12,436,405

	Total Short Term Investments (Cost $12,436,405)	12,436,405

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 2.74%
	Investments Purchased with Proceeds from Securities Lending Collateral - 2.74%
3,723,863	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.57% (h)	3,723,863

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $3,723,863)	3,723,863

	Total Investments (Cost $153,979,270) - 116.72%	158,569,782
	Liabilities in Excess of Other Assets - (16.72)%	(22,714,579)

	TOTAL NET ASSETS - 100.00%	$135,855,203

Percentages are stated as a percent of net assets.

(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2019.
(c)

Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another expemption from registration. The value of these securities total $24,437,060, which represents 17.99% of total net assets.

(d)	All or portion of this security is on loan.
(e)	Security purchased on a when-issued basis. On June 30, 2019, the total value of investments purchased on a when-issued basis was $2,403,462 or 1.77% of total net assets.
(f)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $771,594, which represents 0.70% of total net assets.
(g)	All or a portion of this security is held as collateral for certain swap and futures contracts.
(h)	Seven-day yield as of June 30, 2019.
(i)	Represents a U.S. Treasury Inflation Protected Security.
(j)

Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2019. These securities are liquid according to the Fund’s liquidity guidelines and the value of these securities total $73,898, which represents 0.05% of total net assets.

Glossary of Terms

LIBOR - London Interbank Offered Rate

CMT - Constant Maturing Treasury Rate

Schedule of Open Futures Contracts

June 30, 2019 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note Futures	(14)	$(1,791,563)	Sep-19	$(26,729)
U.S. Treasury Ultra 10 Year Note Futures	(12)	(1,657,500)	Sep-19	(44,084)
U.S. Treasury 2 Year Note Futures	125	26,897,461	Sep-19	76,328
U.S. Treasury 5 Year Note Futures	68	8,034,625	Sep-19	99,551
U.S. Treasury Long Bond Futures	(8)	(1,244,750)	Sep-19	(33,710)
U.S. Treasury Ultra Bond Futures	8	1,420,500	Sep-19	29,032

				$100,388

Schedule of Open Swap Contracts (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection(1)

June 30, 2019

Reference Obligation	Implied Credit Spread at 6/30/2019(2)	Fixed Pay Rate	Maturity Date	Counterparty	Payment Frequency	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX. NA. IG. 32 Index*	0.54%	1.000%	6/20/2024	Morgan Stanley	Quarterly	$623,000	($13,361)	($12,273)	($1,088)

							($13,361)	($12,273)	($1,088)

Interest Rate Swaps (Unaudited)

June 30, 2019

Pay/Receive Floating Rate	Floating Rate Index	Floating Payment Frequency	Fixed Pay Rate	Fixed Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR**	Quarterly	2.250%	Semi-Annual	9/21/2026	Morgan Stanley	$4,143,000	$115,964	$(181,289)	$65,325
Receive	3-MO-USD-LIBOR**	Quarterly	2.750%	Semi-Annual	12/20/2047	Morgan Stanley	775,000	98,812	(29,393)	(69,419)
Receive	3-MO-USD-LIBOR**	Quarterly	2.358%	Semi-Annual	4/9/2024	Morgan Stanley	1,732,000	48,661	-	(48,661)
Receive	3-MO-USD-LIBOR**	Quarterly	2.359%	Semi-Annual	4/9/2024	Morgan Stanley	1,220,000	34,332	-	(34,332)
Receive	3-MO-USD-LIBOR**	Quarterly	2.360%	Semi-Annual	4/9/2024	Morgan Stanley	1,295,000	36,503	-	(36,503)
Receive	3-MO-USD-LIBOR**	Quarterly	2.363%	Semi-Annual	4/9/2024	Morgan Stanley	1,265,000	35,802	-	(35,802)

								$254,110	$(29,393)	$(224,717)

1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (g) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

3)

The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

*	Centrally cleared swap, clearing agent: Intercontinental Exchange
**	Centrally cleared swap, clearing agent: Clearnet

[779022.NOTE]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$314,334,958	$-	$-	$314,334,958
Investment Companies	14,136,296	-	-	14,136,296
Real Estate Investment Trusts	14,753,462	-	-	14,753,462
Short Term Investments	3,611,825	-	-	3,611,825
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	102,281,947

Total Investments in Securities	$346,836,541	$-	$-	$449,118,488

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$2,468,891	$5,982,277	$-	$8,451,168
Consumer Discretionary	5,046,382	6,353,979	-	11,400,361
Consumer Staples	2,701,791	5,003,286	-	7,705,077
Energy	2,163,730	3,875,702	-	6,039,432
Financials	3,789,825	12,700,727	3,590	16,494,142
Health Care	91,232	1,532,396	-	1,623,628
Industrials	622,858	3,653,537	-	4,276,395
Information Technology	350,948	11,072,858	-	11,423,806
Materials	1,303,928	3,669,093	-	4,973,021
Real Estate	-	1,214,104	-	1,214,104
Utilities	633,697	626,122	-	1,259,819

Total Common Stocks	19,173,282	55,684,081	3,590	74,860,953
Investment Companies	3,935,900	-	-	3,935,900
Preferred Stocks
Consumer Staples	90,820	386,978	-	477,798
Energy	569,679	-	-	569,679
Financials	1,534,545	-	-	1,534,545
Information Technology	-	484,962	-	484,962
Materials	-	-	-	-

[779022.NOTE]2

Utilities	223,543	-	-	223,543

Total Preferred Stocks	2,418,587	871,940	-	3,290,527
Real Estate Investment Trusts	-	117,407	-	117,407
Short Term Investments	524,580	-	-	524,580
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,952,505

Total Investments in Securities	$26,052,349	$56,673,428	$3,590	$85,681,872

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2019	$217,188.00
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Corporate Actions	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(213,598)
Transfers into/(out of) Level 3	-

Balance as of June 30, 2019	$3,590

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019.	$(213,598)

The Level 3 amounts disclosed in the table above consist one security that was fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The table below includes the quantitative information about Level 3 fair value measurements for this security.

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Range/Weighted Average Discount Unobservable Input
Common Stock	$3,590	Market Halt	Last traded price	0.38 HKD	$0

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$57,875,742	$-	$-	$57,875,742
Investment Companies	2,624,531	-	-	2,624,531
Real Estate Investment Trusts	4,833,840	-	-	4,833,840
Rights	-	-	0	0
Short Term Investments	598,899	-	-	598,899
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,918,309

Total Investments in Securities	$65,933,012	$-	0	$85,851,321

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2019	$0
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into/(out of) Level 3	-

Balance as of June 30, 2019	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019.	$-

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$723,900	$9,768,550	$-	$10,492,450
Consumer Discretionary	2,372,064	26,845,412	-	29,217,476
Consumer Staples	2,843,899	27,150,917	-	29,994,816
Energy	2,128,778	9,235,275	-	11,364,053
Financials	6,415,184	30,818,192	-	37,233,376
Health Care	1,168,452	24,900,452	-	26,068,904
Industrials	2,066,747	24,121,579	-	26,188,326
Information Technology	2,535,598	12,086,541	-	14,622,139
Materials	1,726,028	12,625,686	-	14,351,714
Real Estate	262,977	2,391,295	-	2,654,272
Telecommunication Services	54,563	-	-	54,563

Utilities	837,189	5,987,470	-	6,824,659

Total Common Stocks	23,135,379	185,931,369	-	209,066,748

[779022.NOTE]3

Investment Companies	7,929,894	-	-	7,929,894
Participatory Notes	-	132,094	-	132,094
Preferred Stocks
Health Care	-	243,230	-	243,230
Materials	-	256,016	-	256,016

Total Preferred Stocks	-	499,246	-	499,246
Real Estate Investment Trusts	334,993	3,193,616	-	3,528,609
Short Term Investments	1,554,317	-	-	1,554,317
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,593,386

Total Investments in Securities	$32,954,583	$189,756,325	$-	$224,304,294

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$13,396,721	$-	$13,396,721
Collateralized Mortgage Obligations	-	13,857,830	-	13,857,830
Corporate Obligations	-	40,686,946	-	40,686,946
Foreign Government Debt Obligations	-	529,989	-	529,989
Mortgage Backed Securities - U.S. Government Agency	-	47,630,908	-	47,630,908
Municipal Debt Obligations	-	266,984	-	266,984
U.S. Treasury Obligations	-	26,040,136	-	26,040,136

Total Fixed Income	-	142,409,514	-	142,409,514
Swaptions	-	-	-	-
Short Term Investments	12,436,405	-	-	12,436,405
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,723,863

Total Investments in Securities	$12,436,405	$142,409,514	$-	$158,569,782

Other Financial Instruments**
Futures	$100,388	$-	$-	$100,388
Swaps	-	(224,717)	-	(224,717)

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Tax-Exempt Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$24,822,819	$-	$24,822,819
Short Term Investments	96,266	-	-	96,266

Total Investments in Securities	$96,266	$24,822,819	$-	$24,919,085

For further information regarding security characteristics, see the Schedule of Investments.